UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07254

Johnson Mutual Funds Trust
(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, Ohio	45247
(Address of principal executive offices)	(Zip code)

Jennifer Kelhoffer, Treasurer, 3777 West Fork Road, Cincinnati, Ohio 45247
(Name and address of agent for service)

Registrant’s telephone number, including area code	(513) 661-3100

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)
Johnson Equity Income Fund

Class I (JEQIX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Johnson Equity Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.75%

How did the Fund perform during the reporting period?

The Johnson Equity Income Fund’s 2024 underperformance relative to its benchmark, the S&P 500 Index, reflected a continuation of the mega-cap, growth-oriented themes the stock market exhibited in 2023.

Both sector allocation and stock selection contributed to the Fund’s underperformance. The Fund was meaningfully underweight in both the Technology and Communication Services sectors, which were the best performing sectors in 2024. The Fund’s healthcare overweight was also a material drag to performance. This was partially offset by an overweight to Financials, which was among the best performing sectors during the year. The Fund’s underweight to Materials, the only sector to not have positive returns during the full year, was also a notable positive contributor.

Given the historic concentration of the S&P 500 Index in 2024, the Fund’s relative returns were driven as much by what we did not own as what we owned. NVIDIA and Broadcom, which we did not own, represented meaningful detractors. However, the Fund also benefited from a few standout performers. Williams Companies provided the largest positive contribution among the Fund’s holdings as the narrative regarding the role of natural gas in the energy transition improved. Financials holdings AXIS Capital Holdings Ltd. and First Horizon Corp. were also positive contributors, driven by excellent execution and strong bank performance since adding the name in early July, respectively. Taiwan Semiconductor continued its outperformance from last year, which provided the Fund with exposure to the semiconductor industry.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$3,429,000
$2,930,000
$2,431,000
$1,932,000
$1,433,000
$934,000
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Johnson Equity Income Fund - Class I - $2,766,173
S&P 500® Index - $3,425,395

	Johnson Equity Income Fund - Class I	S&P 500® Index
Dec-2014	$1,000,000	$1,000,000
Dec-2015	$934,447	$1,013,838
Dec-2016	$1,048,116	$1,135,093
Dec-2017	$1,310,421	$1,382,901
Dec-2018	$1,275,247	$1,322,270
Dec-2019	$1,709,753	$1,738,605
Dec-2020	$1,919,104	$2,058,487
Dec-2021	$2,417,368	$2,649,385
Dec-2022	$2,181,803	$2,169,558
Dec-2023	$2,474,513	$2,739,884
Dec-2024	$2,766,173	$3,425,395

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Equity Income Fund - Class I	11.79%	10.10%	10.71%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$660,325,780
  Number of Portfolio Holdings47
  Advisory Fee $4,872,149
  Portfolio Turnover21%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 23.9%
Financials 16.5%
Industrials 14.1%
Health Care 13.3%
Consumer Discretionary 9.9%
Energy 6.5%
Utilities 6.3%
Consumer Staples 4.5%
Communications 3.4%
Money Market 1.4%
Other Assets in Excess of Liabilities 0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market	1.4%
Communications	3.4%
Consumer Staples	4.5%
Utilities	6.3%
Energy	6.5%
Consumer Discretionary	9.9%
Health Care	13.3%
Industrials	14.1%
Financials	16.5%
Technology	23.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.7%
Williams Cos., Inc. (The)	3.6%
Alphabet, Inc. - Class A	3.4%
Accenture plc - Class A - ADR	3.4%
Nasdaq, Inc.	3.3%
American Electric Power Co., Inc.	3.2%
Alliant Energy Corp.	3.1%
Chevron Corp.	2.9%
First Horizon Corp.	2.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Johnson Equity Income Fund - Class I (JEQIX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-JEQIX

Johnson Equity Income Fund

Class S (JEQSX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Johnson Equity Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$106	1.00%

How did the Fund perform during the reporting period?

The Johnson Equity Income Fund’s 2024 underperformance relative to its benchmark, the S&P 500 Index, reflected a continuation of the mega-cap, growth-oriented themes the stock market exhibited in 2023.

Both sector allocation and stock selection contributed to the Fund’s underperformance. The Fund was meaningfully underweight in both the Technology and Communication Services sectors, which were the best performing sectors in 2024. The Fund’s healthcare overweight was also a material drag to performance. This was partially offset by an overweight to Financials, which was among the best performing sectors during the year. The Fund’s underweight to Materials, the only sector to not have positive returns during the full year, was also a notable positive contributor.

Given the historic concentration of the S&P 500 Index in 2024, the Fund’s relative returns were driven as much by what we did not own as what we owned. NVIDIA and Broadcom, which we did not own, represented meaningful detractors. However, the Fund also benefited from a few standout performers. Williams Companies provided the largest positive contribution among the Fund’s holdings as the narrative regarding the role of natural gas in the energy transition improved. Financials holdings AXIS Capital Holdings Ltd. and First Horizon Corp. were also positive contributors, driven by excellent execution and strong bank performance since adding the name in early July, respectively. Taiwan Semiconductor continued its outperformance from last year, which provided the Fund with exposure to the semiconductor industry.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$14,000
$13,000
$12,000
$11,000
$10,000
Sep-2023
Dec-2023
Dec-2024
Johnson Equity Income Fund - Class S - $11,762
S&P 500® Index - $13,460

	Johnson Equity Income Fund - Class S	S&P 500® Index
Sep-2023	$10,000	$10,000
Dec-2023	$10,546	$10,766
Dec-2024	$11,762	$13,460

Average Annual Total Returns

	1 Year	Since Inception (September 15, 2023)
Johnson Equity Income Fund - Class S	11.53%	13.37%
S&P 500® Index	25.02%	25.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$660,325,780
  Number of Portfolio Holdings47
  Advisory Fee $4,872,149
  Portfolio Turnover21%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market	1.4%
Communications	3.4%
Consumer Staples	4.5%
Utilities	6.3%
Energy	6.5%
Consumer Discretionary	9.9%
Health Care	13.3%
Industrials	14.1%
Financials	16.5%
Technology	23.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.7%
Williams Cos., Inc. (The)	3.6%
Alphabet, Inc. - Class A	3.4%
Accenture plc - Class A - ADR	3.4%
Nasdaq, Inc.	3.3%
American Electric Power Co., Inc.	3.2%
Alliant Energy Corp.	3.1%
Chevron Corp.	2.9%
First Horizon Corp.	2.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Johnson Equity Income Fund - Class S (JEQSX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-JEQSX

Johnson Opportunity Fund

Class I (JOPPX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Johnson Opportunity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.90%

How did the Fund perform during the reporting period?

Most of the relative performance was gained in the second half of 2024, as Federal Reserve interest rate cuts and the November election sparked a rally in cyclical stocks. This challenged the Fund’s more conservative, higher quality positioning. Performance attribution points to security selection as the primary reason for the Fund’s underperformance for year. Although Technology was the top-performing sector, negative security selection in that sector accounted for most of the underperformance, including large declines in DoubleVerify Holdings, Inc., Blackbaud, Inc., Bentley Systems, Inc. - Class B, and Littelfuse, Inc.. Health Care was another performance detractor, including losses in AMN Healthcare Services, Option Care Health, Inc., and Charles River Laboratories International, Inc. Energy, Consumer Discretionary, and Consumer Staples had positive attribution effects, and the top contributing stocks were Hawkins, Inc., Williams Sonoma, Inc., Axis Capital Holdings Ltd., and DT Midstream, Inc..

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$2,365,000
$2,086,000
$1,807,000
$1,528,000
$1,249,000
$970,000
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Johnson Opportunity Fund - Class I - $2,360,278
Russell 2500® Index - $2,334,668

	Johnson Opportunity Fund - Class I	Russell 2500® Index
Dec-2014	$1,000,000	$1,000,000
Dec-2015	$976,115	$970,983
Dec-2016	$1,150,869	$1,141,771
Dec-2017	$1,345,442	$1,333,708
Dec-2018	$1,154,895	$1,200,309
Dec-2019	$1,485,529	$1,533,591
Dec-2020	$1,602,021	$1,840,209
Dec-2021	$2,092,131	$2,174,792
Dec-2022	$1,831,442	$1,775,298
Dec-2023	$2,145,049	$2,084,619
Dec-2024	$2,360,278	$2,334,668

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Opportunity Fund - Class I	10.03%	9.70%	8.97%
Russell 2500® Index	11.99%	8.77%	8.85%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$169,775,768
  Number of Portfolio Holdings84
  Advisory Fee $1,420,809
  Portfolio Turnover21%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
20.3%
Industrials
18.3%
Financials
13.7%
Health Care
11.5%
Consumer Discretionary
11.2%
Materials
8.6%
Real Estate
5.2%
Utilities
3.6%
Energy
3.1%
Consumer Staples
2.4%
Communications
1.3%
Money Market
0.7%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	0.7%
Communications	1.3%
Consumer Staples	2.4%
Energy	3.1%
Utilities	3.6%
Real Estate	5.2%
Materials	8.6%
Consumer Discretionary	11.2%
Health Care	11.5%
Financials	13.7%
Industrials	18.3%
Technology	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Axis Capital Holdings Ltd.	2.0%
Dynatrace, Inc.	1.9%
Genpact Ltd.	1.8%
Avery Dennison Corp.	1.8%
Bentley Systems, Inc. - Class B	1.8%
H.B. Fuller Co.	1.7%
Everest Group Ltd.	1.7%
American Financial Group, Inc.	1.7%
Jones Lang LaSalle, Inc.	1.7%
East West Bancorp, Inc.	1.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Johnson Opportunity Fund - Class I (JOPPX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-JOPPX

Johnson Opportunity Fund

Class S (JOSSX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Johnson Opportunity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$121	1.15%

How did the Fund perform during the reporting period?

Most of the relative performance was gained in the second half of 2024, as Federal Reserve interest rate cuts and the November election sparked a rally in cyclical stocks. This challenged the Fund’s more conservative, higher quality positioning. Performance attribution points to security selection as the primary reason for the Fund’s underperformance for year. Although Technology was the top-performing sector, negative security selection in that sector accounted for most of the underperformance, including large declines in DoubleVerify Holdings, Inc., Blackbaud, Inc., Bentley Systems, Inc. - Class B, and Littelfuse, Inc.. Health Care was another performance detractor, including losses in AMN Healthcare Services, Option Care Health, Inc., and Charles River Laboratories International, Inc. Energy, Consumer Discretionary, and Consumer Staples had positive attribution effects, and the top contributing stocks were Hawkins, Inc., Williams Sonoma, Inc., Axis Capital Holdings Ltd., and DT Midstream, Inc..

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$13,000
$12,000
$11,000
$10,000
Sep-2023
Dec-2023
Dec-2024
Johnson Opportunity Fund - Class S - $12,113
Russell 2500® Index - $12,314

	Johnson Opportunity Fund - Class S	Russell 2500® Index
Sep-2023	$10,000	$10,000
Dec-2023	$11,035	$10,995
Dec-2024	$12,113	$12,314

Average Annual Total Returns

	1 Year	Since Inception (September 15, 2023)
Johnson Opportunity Fund - Class S	9.77%	15.98%
Russell 2500® Index	11.99%	17.46%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$169,775,768
  Number of Portfolio Holdings84
  Advisory Fee $1,420,809
  Portfolio Turnover21%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	0.7%
Communications	1.3%
Consumer Staples	2.4%
Energy	3.1%
Utilities	3.6%
Real Estate	5.2%
Materials	8.6%
Consumer Discretionary	11.2%
Health Care	11.5%
Financials	13.7%
Industrials	18.3%
Technology	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Axis Capital Holdings Ltd.	2.0%
Dynatrace, Inc.	1.9%
Genpact Ltd.	1.8%
Avery Dennison Corp.	1.8%
Bentley Systems, Inc. - Class B	1.8%
H.B. Fuller Co.	1.7%
Everest Group Ltd.	1.7%
American Financial Group, Inc.	1.7%
Jones Lang LaSalle, Inc.	1.7%
East West Bancorp, Inc.	1.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Johnson Opportunity Fund - Class S (JOSSX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-JOSSX

Johnson International Fund

(JINTX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Johnson International Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson International Fund	$101	1.00%

How did the Fund perform during the reporting period?

The Fund was conservatively positioned relative to the benchmark, negatively impacting security selection across most sectors. Additionally, the Fund was underweight Asia Pacific, the top performing region, home to seven of the Fund’s top ten contributors. The Fund’s top performer was a Technology stock, Taiwan Semiconductor, however security selection was a negative effect in the sector, and the Fund did not fully capture the dynamic profile of emerging growth technology companies during the year.

Positioning in the Materials sector also limited returns, as the Fund suffered from declines in stocks that included POSCO Holdings, Inc. - Class A, Companhia Siderurgica Nacional S.A. - ADR, and Vale S.A. - ADR The Financials sector was best positioned, with top ten contributors including Sumitomo Mitsui Financial Group, Inc - ADR, Tencent Holdings Ltd., Tokio Marine Holdings, Inc. - ADR, Industrial & Commercial Bank of China Ltd. - ADR, China Construction Bank Corp. - ADR, and Barclays plc - ADR.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$17,000
$15,000
$13,000
$11,000
$9,000
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Johnson International Fund - $15,577
MSCI ACWI ex USA Index - $15,986

	Johnson International Fund	MSCI ACWI ex USA Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,362	$9,434
Dec-2016	$9,643	$9,858
Dec-2017	$11,620	$12,538
Dec-2018	$10,467	$10,759
Dec-2019	$12,527	$13,073
Dec-2020	$13,353	$14,466
Dec-2021	$14,688	$15,597
Dec-2022	$12,735	$13,101
Dec-2023	$15,286	$15,147
Dec-2024	$15,577	$15,986

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson International Fund	1.90%	4.45%	4.53%
MSCI ACWI ex USA Index	5.54%	4.10%	4.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$22,160,945
  Number of Portfolio Holdings93
  Advisory Fee $239,018
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Money Market Funds	1.1%
Preferred Stocks	0.5%

What did the Fund invest in?

Country Weighting (% of net assets)

Japan 17.4%
United Kingdom 10.3%
France 8.1%
Canada 7.7%
Germany 7.4%
Switzerland 6.9%
China 4.5%
India 3.9%
Taiwan Province of China 3.7%
Hong Kong 3.6%
Cayman Islands 3.4%
Australia 3.0%
Spain 2.3%
Mexico 2.0%
Brazil 2.0%
South Korea 1.9%
South Africa 1.9%
Sweden 1.7%
Netherlands 1.6%
Philippines 1.4%
Other Countries 4.4%

Value	Value
Other Countries	4.4%
Philippines	1.4%
Netherlands	1.6%
Sweden	1.7%
South Africa	1.9%
South Korea	1.9%
Brazil	2.0%
Mexico	2.0%
Spain	2.3%
Australia	3.0%
Cayman Islands	3.4%
Hong Kong	3.6%
Taiwan Province of China	3.7%
India	3.9%
China	4.5%
Switzerland	6.9%
Germany	7.4%
Canada	7.7%
France	8.1%
United Kingdom	10.3%
Japan	17.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tencent Holdings Ltd. - ADR	2.5%
Sumitomo Mitsui Financial Group, Inc. - ADR	2.2%
Sony Group Corp. - ADR	2.1%
Mitsubishi UFJ Financial Group, Inc. - ADR	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.1%
Lenovo Group Ltd. - ADR	2.1%
Roche Holding AG - ADR	2.0%
Industrial & Commercial Bank of China Ltd. - ADR	2.0%
Tokio Marine Holdings, Inc. - ADR	2.0%
Publicis Groupe S.A. - ADR	2.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Johnson International Fund (JINTX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-JINTX

Johnson Enhanced Return Fund

(JENHX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Johnson Enhanced Return Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Enhanced Return Fund	$39	0.35%

How did the Fund perform during the reporting period?

While the Fund has experienced strong positive returns year-to-date, it has been unable to keep pace with the benchmark.  The primary driver of underperformance during the year was returns in the bond portion of the portfolio that failed to keep pace with the embedded cost-of-carry within its equity futures contract positions. Within the bond portfolio, elevated levels of income have led to positive returns, however cost-of-carry also remains elevated, with the Federal Reserve still in restrictive territory. In particular, the strategy’s focus on higher-yielding investment grade corporate bonds was additive to performance. Curve positioning detracted modestly from performance as rates rose and the curve steepened, which pressured prices of the strategy’s three-to-five-year maturities.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$3,430,000
$2,944,000
$2,458,000
$1,972,000
$1,486,000
$1,000,000
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Johnson Enhanced Return Fund - $3,080,422
S&P 500® Index - $3,425,395

	Johnson Enhanced Return Fund	S&P 500® Index
Dec-2014	$1,000,000	$1,000,000
Dec-2015	$1,013,440	$1,013,838
Dec-2016	$1,144,122	$1,135,093
Dec-2017	$1,388,841	$1,382,901
Dec-2018	$1,304,729	$1,322,270
Dec-2019	$1,745,781	$1,738,605
Dec-2020	$2,084,079	$2,058,487
Dec-2021	$2,636,511	$2,649,385
Dec-2022	$2,015,291	$2,169,558
Dec-2023	$2,517,303	$2,739,884
Dec-2024	$3,080,422	$3,425,395

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Enhanced Return Fund	22.37%	12.03%	11.91%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$290,134,951
  Number of Portfolio Holdings109
  Advisory Fee $958,909
  Portfolio Turnover46%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	14.2%
Corporate Bonds	62.0%
Money Market Funds	0.8%
Municipal Bonds	1.3%
U.S. Government & Agencies	1.6%
U.S. Treasury Obligations	20.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Finance
33.0%
U.S. Treasury Obligations
20.0%
Industrials
16.3%
Collateralized Mortgage Obligations
14.1%
Utilities
12.5%
U.S. Government & Agencies
1.6%
Municipal Bonds
1.3%
Money Market Funds
0.8%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	0.8%
Municipal Bonds	1.3%
U.S. Government & Agencies	1.6%
Utilities	12.5%
Collateralized Mortgage Obligations	14.1%
Industrials	16.3%
U.S. Treasury Obligations	20.0%
Finance	33.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.750%, due 02/15/28	4.0%
U.S. Treasury Notes, 3.125%, due 11/15/28	3.8%
U.S. Treasury Notes, 2.375%, due 05/15/29	3.8%
U.S. Treasury Notes, 2.625%, due 02/15/29	3.1%
U.S. Treasury Notes, 2.875%, due 05/15/28	2.2%
U.S. Treasury Notes, 2.000%, due 08/15/25	2.0%
Chubb INA Holdings, Inc., 3.350%, due 05/3/26	1.9%
Enterprise Products Operating, LLC, 5.050%, due 01/10/26	1.7%
FHLMC, 5.000%, due 04/1/53 - Class ED - Series 5301	1.7%
U.S. Bancorp, 3.100%, due 04/27/26 - Series MTN	1.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Johnson Enhanced Return Fund (JENHX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Johnson Enhanced Return Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-JENHX

Johnson Institutional Core Bond Fund

Class I (JIBFX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.25%

How did the Fund perform during the reporting period?

The primary detractor of the Fund’s relative performance during 2024 was Duration.  The Fund maintained a duration approximately 0.5 years longer than its benchmark, which was a drag on relative performance particularly in the 4th quarter as interest rates rose sharply. The Fund’s Yield curve structure was an additional drag on relative performance, as the Fund’s intermediate key rate duration was disproportionately impacted as the intermediate part of the yield curve underperformed.  The impact of rising interest rates was somewhat offset by the Fund’s overweight to corporate bonds.  Despite mixed economic data, corporate credit spreads tightened 19 bps on the year, which benefited the Fund’s relative performance.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,302,500
$1,242,000
$1,181,500
$1,121,000
$1,060,500
$1,000,000
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Johnson Inst Core Bond Fund - Class I - $1,174,378
Bloomberg U.S. Aggregate Bond Index - $1,143,174

	Johnson Inst Core Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$1,000,000	$1,000,000
Dec-2015	$1,011,580	$1,005,499
Dec-2016	$1,048,714	$1,032,117
Dec-2017	$1,087,777	$1,068,673
Dec-2018	$1,089,204	$1,068,793
Dec-2019	$1,186,614	$1,161,959
Dec-2020	$1,301,775	$1,249,181
Dec-2021	$1,275,254	$1,229,922
Dec-2022	$1,100,582	$1,069,906
Dec-2023	$1,160,297	$1,129,058
Dec-2024	$1,174,378	$1,143,174

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Inst Core Bond Fund - Class I	1.21%	-0.21%	1.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,783,568,910
  Number of Portfolio Holdings202
  Advisory Fee (net of waivers)$4,378,587
  Portfolio Turnover47%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	28.0%
Corporate Bonds	41.8%
Money Market Funds	0.2%
Municipal Bonds	0.9%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.7%
U.S. Treasury Obligations	26.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Collateralized Mortgage Obligations 27.8%
U.S. Treasury Obligations 26.7%
Finance 18.3%
Industrials 12.8%
Utilities 10.4%
U.S. Government & Agencies 1.7%
Municipal Bonds 0.9%
Preferred Stocks 0.5%
Money Market Funds 0.2%
Other Assets in Excess of Liabilities 0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	0.2%
Preferred Stocks	0.5%
Municipal Bonds	0.9%
U.S. Government & Agencies	1.7%
Utilities	10.4%
Industrials	12.8%
Finance	18.3%
U.S. Treasury Obligations	26.7%
Collateralized Mortgage Obligations	27.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 05/15/39	5.3%
U.S. Treasury Bonds, 2.250%, due 05/15/41	4.4%
U.S. Treasury Bonds, 3.125%, due 08/15/44	4.4%
U.S. Treasury Notes, 4.000%, due 02/15/34	4.4%
U.S. Treasury Bonds, 3.000%, due 11/15/44	4.3%
U.S. Treasury Notes, 1.375%, due 11/15/31	2.8%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.3%
FHLMC, 3.000%, due 08/1/52	2.0%
Florida Power & Light Co., 5.100%, due 04/1/33	1.9%
FNMA, 2.000%, due 08/1/42	1.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Johnson Institutional Core Bond Fund - Class I (JIBFX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-JIBFX

Johnson Institutional Core Bond Fund

Class F (JIMFX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.40%

How did the Fund perform during the reporting period?

The primary detractor of the Fund’s relative performance during 2024 was Duration.  The Fund maintained a duration approximately 0.5 years longer than its benchmark, which was a drag on relative performance particularly in the 4th quarter as interest rates rose sharply. The Fund’s Yield curve structure was an additional drag on relative performance, as the Fund’s intermediate key rate duration was disproportionately impacted as the intermediate part of the yield curve underperformed.  The impact of rising interest rates was somewhat offset by the Fund’s overweight to corporate bonds.  Despite mixed economic data, corporate credit spreads tightened 19 bps on the year, which benefited the Fund’s relative performance.

How has the Fund performed since inception?

Total Return Based on $500,000 Investment

$610,000
$588,000
$566,000
$544,000
$522,000
$500,000
May-2018
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Johnson Inst Core Bond Fund - Class F - 544,625
Bloomberg U.S. Aggregate Bond Index - 548,115

	Johnson Inst Core Bond Fund - Class F	Bloomberg U.S. Aggregate Bond Index
May-2018	$500,000	$500,000
Dec-2018	510,689	512,452
Dec-2019	554,428	557,122
Dec-2020	607,513	598,942
Dec-2021	594,425	589,708
Dec-2022	512,322	512,985
Dec-2023	539,417	541,347
Dec-2024	544,625	548,115

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Core Bond Fund - Class F	0.97%	-0.36%	1.29%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,783,568,910
  Number of Portfolio Holdings202
  Advisory Fee (net of waivers)$4,378,587
  Portfolio Turnover47%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	28.0%
Corporate Bonds	41.8%
Money Market Funds	0.2%
Municipal Bonds	0.9%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.7%
U.S. Treasury Obligations	26.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	0.2%
Preferred Stocks	0.5%
Municipal Bonds	0.9%
U.S. Government & Agencies	1.7%
Utilities	10.4%
Industrials	12.8%
Finance	18.3%
U.S. Treasury Obligations	26.7%
Collateralized Mortgage Obligations	27.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 05/15/39	5.3%
U.S. Treasury Bonds, 2.250%, due 05/15/41	4.4%
U.S. Treasury Bonds, 3.125%, due 08/15/44	4.4%
U.S. Treasury Notes, 4.000%, due 02/15/34	4.4%
U.S. Treasury Bonds, 3.000%, due 11/15/44	4.3%
U.S. Treasury Notes, 1.375%, due 11/15/31	2.8%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.3%
FHLMC, 3.000%, due 08/1/52	2.0%
Florida Power & Light Co., 5.100%, due 04/1/33	1.9%
FNMA, 2.000%, due 08/1/42	1.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Johnson Institutional Core Bond Fund - Class F (JIMFX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-JIMFX

Johnson Institutional Core Bond Fund

Class S (JIBSX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$50	0.50%

How did the Fund perform during the reporting period?

The primary detractor of the Fund’s relative performance during 2024 was Duration.  The Fund maintained a duration approximately 0.5 years longer than its benchmark, which was a drag on relative performance particularly in the 4th quarter as interest rates rose sharply. The Fund’s Yield curve structure was an additional drag on relative performance, as the Fund’s intermediate key rate duration was disproportionately impacted as the intermediate part of the yield curve underperformed.  The impact of rising interest rates was somewhat offset by the Fund’s overweight to corporate bonds.  Despite mixed economic data, corporate credit spreads tightened 19 bps on the year, which benefited the Fund’s relative performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$11,000
$10,500
$10,000
Sep-2023
Dec-2023
Dec-2024
Johnson Inst Core Bond Fund - Class S - $10,628
Bloomberg U.S. Aggregate Bond Index - $10,657

	Johnson Inst Core Bond Fund - Class S	Bloomberg U.S. Aggregate Bond Index
Sep-2023	$10,000	$10,000
Dec-2023	$10,535	$10,525
Dec-2024	$10,628	$10,657

Average Annual Total Returns

	1 Year	Since Inception (September 15, 2023)
Johnson Inst Core Bond Fund - Class S	0.88%	4.83%
Bloomberg U.S. Aggregate Bond Index	1.25%	5.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,783,568,910
  Number of Portfolio Holdings202
  Advisory Fee (net of waivers)$4,378,587
  Portfolio Turnover47%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	28.0%
Corporate Bonds	41.8%
Money Market Funds	0.2%
Municipal Bonds	0.9%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.7%
U.S. Treasury Obligations	26.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	0.2%
Preferred Stocks	0.5%
Municipal Bonds	0.9%
U.S. Government & Agencies	1.7%
Utilities	10.4%
Industrials	12.8%
Finance	18.3%
U.S. Treasury Obligations	26.7%
Collateralized Mortgage Obligations	27.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 05/15/39	5.3%
U.S. Treasury Bonds, 2.250%, due 05/15/41	4.4%
U.S. Treasury Bonds, 3.125%, due 08/15/44	4.4%
U.S. Treasury Notes, 4.000%, due 02/15/34	4.4%
U.S. Treasury Bonds, 3.000%, due 11/15/44	4.3%
U.S. Treasury Notes, 1.375%, due 11/15/31	2.8%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.3%
FHLMC, 3.000%, due 08/1/52	2.0%
Florida Power & Light Co., 5.100%, due 04/1/33	1.9%
FNMA, 2.000%, due 08/1/42	1.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Johnson Institutional Core Bond Fund - Class S (JIBSX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-JIBSX

Johnson Institutional Intermediate Bond Fund

Class I (JIBEX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Johnson Institutional Intermediate Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.25%

How did the Fund perform during the reporting period?

The primary detractor of the Fund’s relative performance during 2024 was Duration.  The Fund maintained a duration approximately 0.5 years longer than its benchmark, which was a drag on relative performance particularly in the 4th quarter as interest rates rose sharply. The Fund’s Yield curve structure was an additional drag on relative performance, as the Fund’s intermediate key rate duration was disproportionately impacted as the intermediate part of the yield curve underperformed.  The impact of rising interest rates was somewhat offset by the Fund’s overweight to corporate bonds.  Despite mixed economic data, corporate credit spreads tightened 19 bps on the year, which benefited the Fund’s relative performance.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,245,000
$1,196,000
$1,147,000
$1,098,000
$1,049,000
$1,000,000
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Johnson Inst Intermediate Bond Fund - Class I - $1,204,632
Bloomberg U.S. Intermediate Government/Credit Bond Index - $1,184,722

	Johnson Inst Intermediate Bond Fund - Class I	Bloomberg U.S. Intermediate Government/Credit Bond Index
Dec-2014	$1,000,000	$1,000,000
Dec-2015	$1,009,004	$1,010,694
Dec-2016	$1,042,964	$1,031,726
Dec-2017	$1,074,187	$1,053,778
Dec-2018	$1,078,649	$1,063,030
Dec-2019	$1,159,892	$1,135,336
Dec-2020	$1,243,422	$1,208,384
Dec-2021	$1,222,825	$1,190,983
Dec-2022	$1,110,599	$1,092,907
Dec-2023	$1,170,389	$1,150,214
Dec-2024	$1,204,632	$1,184,722

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Inst Intermediate Bond Fund - Class I	2.93%	0.76%	1.88%
Bloomberg U.S. Intermediate Government/Credit Bond Index	3.00%	0.86%	1.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$297,576,400
  Number of Portfolio Holdings95
  Advisory Fee (net of waivers)$719,755
  Portfolio Turnover55%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	9.8%
Corporate Bonds	45.4%
Money Market Funds	0.3%
Municipal Bonds	1.6%
Preferred Stocks	0.5%
U.S. Government & Agencies	3.9%
U.S. Treasury Obligations	38.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
38.1%
Finance
19.8%
Industrials
16.4%
Collateralized Mortgage Obligations
9.7%
Utilities
8.8%
U.S. Government & Agencies
3.8%
Municipal Bonds
1.6%
Preferred Stocks
0.5%
Money Market Funds
0.3%
Other Assets in Excess of Liabilities
1.0%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.3%
Preferred Stocks	0.5%
Municipal Bonds	1.6%
U.S. Government & Agencies	3.8%
Utilities	8.8%
Collateralized Mortgage Obligations	9.7%
Industrials	16.4%
Finance	19.8%
U.S. Treasury Obligations	38.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.875%, due 05/15/32	5.2%
U.S. Treasury Notes, 3.500%, due 01/31/30	5.1%
U.S. Treasury Notes, 4.625%, due 04/30/29	4.9%
U.S. Treasury Notes, 2.750%, due 08/15/32 ARS	4.9%
U.S. Treasury Notes, 1.500%, due 02/15/30	4.5%
U.S. Treasury Notes, 0.875%, due 11/15/30	4.4%
U.S. Treasury Notes, 4.000%, due 02/15/34	3.1%
FHLB, 4.750%, due 12/10/32 - Series HQ-2032	3.0%
U.S. Treasury Notes, 1.375%, due 10/31/28	2.3%
Florida Power & Light Co., 5.100%, due 04/1/33	2.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Johnson Institutional Intermediate Bond Fund - Class I (JIBEX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-JIBEX

Johnson Institutional Intermediate Bond Fund

Class F (JIMEX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Johnson Institutional Intermediate Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.40%

How did the Fund perform during the reporting period?

The primary detractor of the Fund’s relative performance during 2024 was Duration.  The Fund maintained a duration approximately 0.5 years longer than its benchmark, which was a drag on relative performance particularly in the 4th quarter as interest rates rose sharply. The Fund’s Yield curve structure was an additional drag on relative performance, as the Fund’s intermediate key rate duration was disproportionately impacted as the intermediate part of the yield curve underperformed.  The impact of rising interest rates was somewhat offset by the Fund’s overweight to corporate bonds.  Despite mixed economic data, corporate credit spreads tightened 19 bps on the year, which benefited the Fund’s relative performance.

How has the Fund performed since inception?

Total Return Based on $500,000 Investment

$585,000
$568,000
$551,000
$534,000
$517,000
$500,000
May-2018
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Johnson Inst Intermediate Bond Fund - Class F - 562,682
Bloomberg U.S. Intermediate Government/Credit Bond Index - 571,443

	Johnson Inst Intermediate Bond Fund - Class F	Bloomberg U.S. Intermediate Government/Credit Bond Index
May-2018	$500,000	$500,000
Dec-2018	508,592	512,746
Dec-2019	545,985	547,622
Dec-2020	584,612	582,857
Dec-2021	573,592	574,463
Dec-2022	520,118	527,157
Dec-2023	547,161	554,798
Dec-2024	562,682	571,443

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Intermediate Bond Fund - Class F	2.84%	0.60%	1.79%
Bloomberg U.S. Intermediate Government/Credit Bond Index	3.00%	0.86%	2.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$297,576,400
  Number of Portfolio Holdings95
  Advisory Fee (net of waivers)$719,755
  Portfolio Turnover55%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	9.8%
Corporate Bonds	45.4%
Money Market Funds	0.3%
Municipal Bonds	1.6%
Preferred Stocks	0.5%
U.S. Government & Agencies	3.9%
U.S. Treasury Obligations	38.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	0.3%
Preferred Stocks	0.5%
Municipal Bonds	1.6%
U.S. Government & Agencies	3.8%
Utilities	8.8%
Collateralized Mortgage Obligations	9.7%
Industrials	16.4%
Finance	19.8%
U.S. Treasury Obligations	38.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.875%, due 05/15/32	5.2%
U.S. Treasury Notes, 3.500%, due 01/31/30	5.1%
U.S. Treasury Notes, 4.625%, due 04/30/29	4.9%
U.S. Treasury Notes, 2.750%, due 08/15/32 ARS	4.9%
U.S. Treasury Notes, 1.500%, due 02/15/30	4.5%
U.S. Treasury Notes, 0.875%, due 11/15/30	4.4%
U.S. Treasury Notes, 4.000%, due 02/15/34	3.1%
FHLB, 4.750%, due 12/10/32 - Series HQ-2032	3.0%
U.S. Treasury Notes, 1.375%, due 10/31/28	2.3%
Florida Power & Light Co., 5.100%, due 04/1/33	2.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Johnson Institutional Intermediate Bond Fund - Class F (JIMEX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-JIMEX

Johnson Institutional Short Duration Bond Fund

Class I (JIBDX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Johnson Institutional Short Duration Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.25%

How did the Fund perform during the reporting period?

The primary detractor of the Fund’s relative performance during 2024 was Duration.  The Fund maintained a duration of approximately 0.25 years longer than its benchmark, which was a drag on relative performance particularly in the 4th quarter as interest rates rose sharply. The Fund’s Yield curve structure was an additional drag on relative performance, as the Fund’s exposure to the 5-year part of the yield curve underperformed as the curve steepened.  The impact of rising interest rates was somewhat offset by the Fund’s overweight to corporate bonds.  Despite mixed economic data, corporate credit spreads tightened 15 bps on the year, which benefited the Fund’s relative performance.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,190,000
$1,152,000
$1,114,000
$1,076,000
$1,038,000
$1,000,000
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Johnson Inst Short Duration Bond Fund - Class I - $1,185,113
ICE BofA U.S. Corporate & Government, 1-3 Years Index - $1,177,930

	Johnson Inst Short Duration Bond Fund - Class I	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Dec-2014	$1,000,000	$1,000,000
Dec-2015	$1,006,669	$1,006,670
Dec-2016	$1,023,576	$1,019,642
Dec-2017	$1,039,366	$1,028,366
Dec-2018	$1,051,423	$1,045,146
Dec-2019	$1,100,322	$1,087,661
Dec-2020	$1,143,373	$1,124,059
Dec-2021	$1,132,975	$1,119,420
Dec-2022	$1,084,372	$1,077,275
Dec-2023	$1,136,221	$1,127,522
Dec-2024	$1,185,113	$1,177,930

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Inst Short Duration Bond Fund - Class I	4.30%	1.50%	1.71%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	4.47%	1.61%	1.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$247,862,241
  Number of Portfolio Holdings103
  Advisory Fee (net of waivers)$576,064
  Portfolio Turnover40%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	12.6%
Corporate Bonds	59.9%
Money Market Funds	0.4%
Municipal Bonds	2.6%
U.S. Government & Agencies	2.6%
U.S. Treasury Obligations	21.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Finance
28.9%
U.S. Treasury Obligations
21.7%
Industrials
18.8%
Collateralized Mortgage Obligations
12.5%
Utilities
11.7%
U.S. Government & Agencies
2.6%
Municipal Bonds
2.6%
Money Market Funds
0.4%
Other Assets in Excess of Liabilities
0.8%

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.4%
Municipal Bonds	2.6%
U.S. Government & Agencies	2.6%
Utilities	11.7%
Collateralized Mortgage Obligations	12.5%
Industrials	18.8%
U.S. Treasury Obligations	21.7%
Finance	28.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.750%, due 07/31/27	4.9%
U.S. Treasury Notes, 2.375%, due 05/15/29	4.4%
U.S. Treasury Notes, 2.750%, due 02/15/28	4.1%
U.S. Treasury Notes, 2.875%, due 05/15/28	4.0%
U.S. Bancorp, 3.100%, due 04/27/26 - Series MTN	2.0%
U.S. Treasury Notes, 1.625%, due 05/15/26	1.9%
Dover Corp., 3.150%, due 11/15/25	1.8%
Home Depot, Inc. (The), 5.150%, due 06/25/26	1.8%
Interstate Power & Light Co., 3.400%, due 08/15/25	1.8%
Florida Power & Light Co., 4.400%, due 05/15/28	1.8%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Johnson Institutional Short Duration Bond Fund - Class I (JIBDX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-JIBDX

Johnson Institutional Short Duration Bond Fund

Class F (JIMDX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Johnson Institutional Short Duration Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.40%

How did the Fund perform during the reporting period?

The primary detractor of the Fund’s relative performance during 2024 was Duration.  The Fund maintained a duration of approximately 0.25 years longer than its benchmark, which was a drag on relative performance particularly in the 4th quarter as interest rates rose sharply. The Fund’s Yield curve structure was an additional drag on relative performance, as the Fund’s exposure to the 5-year part of the yield curve underperformed as the curve steepened.  The impact of rising interest rates was somewhat offset by the Fund’s overweight to corporate bonds.  Despite mixed economic data, corporate credit spreads tightened 15 bps on the year, which benefited the Fund’s relative performance.

How has the Fund performed since inception?

Total Return Based on $500,000 Investment

$575,000
$560,000
$545,000
$530,000
$515,000
$500,000
May-2018
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Johnson Inst Short Duration Bond Fund - Class F - 565,641
ICE BofA U.S. Corporate & Government, 1-3 Years Index - 574,550

	Johnson Inst Short Duration Bond Fund - Class F	ICE BofA U.S. Corporate & Government, 1-3 Years Index
May-2018	$500,000	$500,000
Dec-2018	506,852	509,783
Dec-2019	528,969	530,520
Dec-2020	549,154	548,274
Dec-2021	543,173	546,011
Dec-2022	518,908	525,454
Dec-2023	543,190	549,963
Dec-2024	565,641	574,550

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Short Duration Bond Fund - Class F	4.13%	1.35%	1.87%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	4.47%	1.61%	2.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$247,862,241
  Number of Portfolio Holdings103
  Advisory Fee (net of waivers)$576,064
  Portfolio Turnover40%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	12.6%
Corporate Bonds	59.9%
Money Market Funds	0.4%
Municipal Bonds	2.6%
U.S. Government & Agencies	2.6%
U.S. Treasury Obligations	21.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.4%
Municipal Bonds	2.6%
U.S. Government & Agencies	2.6%
Utilities	11.7%
Collateralized Mortgage Obligations	12.5%
Industrials	18.8%
U.S. Treasury Obligations	21.7%
Finance	28.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.750%, due 07/31/27	4.9%
U.S. Treasury Notes, 2.375%, due 05/15/29	4.4%
U.S. Treasury Notes, 2.750%, due 02/15/28	4.1%
U.S. Treasury Notes, 2.875%, due 05/15/28	4.0%
U.S. Bancorp, 3.100%, due 04/27/26 - Series MTN	2.0%
U.S. Treasury Notes, 1.625%, due 05/15/26	1.9%
Dover Corp., 3.150%, due 11/15/25	1.8%
Home Depot, Inc. (The), 5.150%, due 06/25/26	1.8%
Interstate Power & Light Co., 3.400%, due 08/15/25	1.8%
Florida Power & Light Co., 4.400%, due 05/15/28	1.8%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Johnson Institutional Short Duration Bond Fund - Class F (JIMDX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-JIMDX

Johnson Core Plus Bond Fund

(JCPLX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Johnson Core Plus Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Core Plus Bond Fund	$45	0.45%

How did the Fund perform during the reporting period?

The primary detractor of the Fund’s relative performance during 2024 was Duration. The Fund does seek to use Treasury Futures to adjust duration. While the use of futures amplified the negative impact of duration, overall, the impact was negligible. The Fund maintained a duration approximately 0.5 years longer than its benchmark, which was a drag on relative performance particularly in the 4th quarter as interest rates rose sharply. While the use of futures amplified the negative impact of duration, overall, the impact of the Treasury Futures was negligible. The Fund’s Yield curve structure was an additional drag on relative performance, as the Fund’s intermediate key rate duration was disproportionately impacted as the intermediate part of the yield curve underperformed. The Fund benefited from its income advantage over the index, due in large part to its allocation to select high-quality high yield offerings. Despite mixed economic data, corporate credit spreads tightened 19 bps on the year, which benefited the Fund’s relative performance.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$1,006,000
$978,000
$950,000
$922,000
$894,000
$866,000
Nov-2021
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Johnson Core Plus Bond Fund - $927,405
Bloomberg U.S. Aggregate Bond Index - $932,609

	Johnson Core Plus Bond Fund	Bloomberg U.S. Aggregate Bond Index
Nov-2021	$1,000,000	$1,000,000
Dec-2021	$1,004,392	$1,003,378
Dec-2022	$866,665	$872,836
Dec-2023	$917,041	$921,094
Dec-2024	$927,405	$932,609

Average Annual Total Returns

	1 Year	Since Inception (November 17, 2021)
Johnson Core Plus Bond Fund	1.13%	-2.39%
Bloomberg U.S. Aggregate Bond Index	1.25%	-2.21%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$43,121,146
  Number of Portfolio Holdings90
  Advisory Fee (net of waivers)$95,434
  Portfolio Turnover50%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	28.6%
Corporate Bonds	55.4%
Money Market Funds	0.3%
Preferred Stocks	0.4%
U.S. Treasury Obligations	15.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Collateralized Mortgage Obligations 27.9%
Finance 24.9%
Industrials 21.1%
U.S. Treasury Obligations 15.0%
Utilities 8.2%
Preferred Stocks 0.4%
Money Market Funds 0.3%
Other Assets in Excess of Liabilities 2.2%

Value	Value
Other Assets in Excess of Liabilities	2.2%
Money Market Funds	0.3%
Preferred Stocks	0.4%
Utilities	8.2%
U.S. Treasury Obligations	15.0%
Industrials	21.1%
Finance	24.9%
Collateralized Mortgage Obligations	27.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FNMA, 3.500%, due 08/1/50	2.9%
FHLMC, 2.000%, due 05/1/42	2.7%
U.S. Treasury Notes, 3.875%, due 08/15/33	2.6%
FNMA, 2.000%, due 08/1/42	2.5%
U.S. Treasury Bonds, 2.250%, due 05/15/41	2.2%
FHLMC, 4.000%, due 12/1/49	2.2%
U.S. Treasury Bonds, 2.375%, due 02/15/42	2.2%
FNMA, 4.500%, due 10/1/48	2.0%
Morgan Stanley, 3.591%, due 07/22/28	1.9%
U.S. Treasury Bonds, 2.500%, due 02/15/45	1.9%

Material Fund Changes

Effective May 1, 2024, the Adviser has contractually agreed to change the expense arrangement to a unitary fee arrangement, with a limit of 0.45% per year. The Adviser will cover all expenses in excess of the management fee.

Johnson Core Plus Bond Fund (JCPLX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-JCPLX

Johnson Municipal Income Fund

(JMUNX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Johnson Municipal Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Municipal Income Fund	$30	0.30%

How did the Fund perform during the reporting period?

After falling throughout 2023, municipal bond yields rose across every tenor of the curve in 2024, but most prominently on intermediate maturities. The Fund’s overweight to longer maturity securities contributed to relative performance as they outperformed intermediate tenors.

The Fund maintains a high-quality focus with about 72% of assets rated AA or better. The Fund’s focus on higher-quality securities detracted from relative performance throughout the year as lower-quality securities significantly outperformed. Higher quality municipal credit health remains strong, while downgrade activity in economically sensitive sectors has continued, further supporting a defensive positioning. The Fund is diversified by issuer and sector to protect against idiosyncratic risks while approximately 25% of its assets are invested in states other than Ohio. The Fund’s duration will be longer versus its benchmark as longer maturity securities provide the greatest relative value at current levels. Finally, the current levels of rates are likely to offer attractive opportunities for long-term returns going forward.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,275,000
$1,220,000
$1,165,000
$1,110,000
$1,055,000
$1,000,000
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Johnson Municipal Income Fund - $1,162,901
Bloomberg Municipal Bond Index - $1,249,427
Bloomberg Municipal Bond: 5 Year GO (4-6) - $1,170,184

	Johnson Municipal Income Fund	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond: 5 Year GO (4-6)
Dec-2014	$1,000,000	$1,000,000	$1,000,000
Dec-2015	$1,023,431	$1,033,018	$1,024,133
Dec-2016	$1,023,914	$1,035,580	$1,018,854
Dec-2017	$1,057,143	$1,092,000	$1,049,057
Dec-2018	$1,066,689	$1,106,002	$1,067,884
Dec-2019	$1,127,016	$1,189,341	$1,124,617
Dec-2020	$1,184,730	$1,251,335	$1,172,765
Dec-2021	$1,188,289	$1,270,323	$1,176,175
Dec-2022	$1,092,070	$1,162,010	$1,117,178
Dec-2023	$1,154,934	$1,236,398	$1,162,403
Dec-2024	$1,162,901	$1,249,427	$1,170,184

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Municipal Income Fund	0.69%	0.63%	1.52%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
Bloomberg Municipal Bond: 5 Year GO (4-6)	0.67%	0.80%	1.58%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Quality Allocation (as a percentage of total assets)*

60.4%
21.1%
11.5%
4.9%
2.1%
AAA
AA
A
BBB
Not Rated

Value	Value
AAA	11.5%
AA	60.4%
A	21.1%
BBB	4.9%
Not Rated	2.1%

* As rated by either Standard & Poor's or Moody's Rating Agencies.

(If rated by both, the lower rating is represented.)

Fund Statistics

  Net Assets$169,395,328
  Number of Portfolio Holdings146
  Advisory Fee $531,251
  Portfolio Turnover26%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	1.2%
Municipal Bonds	98.8%

Holdings by State of Issuance (% of total investments)

Ohio 74.8%
Kentucky 7.9%
N/A 4.1%
Missouri 2.6%
Pennsylvania 2.1%
Texas 2.0%
Indiana 1.6%
Virginia 1.5%
Colorado 1.2%
Georgia 0.6%
Alabama 0.6%
Michigan 0.4%
North Dakota 0.3%
Illinois 0.3%

Value	Value
Illinois	0.3%
North Dakota	0.3%
Michigan	0.4%
Alabama	0.6%
Georgia	0.6%
Colorado	1.2%
Virginia	1.5%
Indiana	1.6%
Texas	2.0%
Pennsylvania	2.1%
Missouri	2.6%
N/A	4.1%
Kentucky	7.9%
Ohio	74.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kings LSD Ohio School Improvement, 5.250%, due 12/1/54	3.2%
Ohio Higher Education Facilities Revenue - Denison University, 5.000%, due 11/1/53	3.1%
Franklin County Ohio Hospital Revenue Nationwide Childrens, 5.000%, due 11/1/48 - Series 2019-A	2.7%
Ohio State Water Development Authority Revenue, 5.000%, due 06/1/46 - Series 2021	2.7%
Ohio State Water Development Authority Revenue, 4.000%, due 12/1/46 - Series 2021-A	2.2%
FHLMC, 2.550%, due 06/15/35 - Class A - Series M-053	1.9%
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, 4.000%, due 01/1/36 - Series 2017-A	1.8%
Miami University Ohio General Receipts Revenue, 4.000%, due 09/1/45 - Series 2020-A	1.8%
Grandview Heights Ohio Municipal Facilities Construction and Improvement, 4.000%, due 12/1/46 - Series 2023	1.7%
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's, 5.000%, due 11/15/41 - Series 2019-CC	1.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Johnson Municipal Income Fund (JMUNX)

Annual Shareholder Report - December 31, 2024

TSR-AR 123124-JMUNX

(b)	Not applicable

Item 2.	Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	Amendments: During the period covered by the report, the code of ethics was not amended.

(d)	Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	Not applicable.

(f)	The Trust's Code of Ethics is available on request without charge; please call for your copy at 513-661-3100 or 1-800-541-0170 or write us at:

Johnson Mutual Funds

3777 West Fork Road

Cincinnati OH 45247

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that that the registrant does not have an audit committee financial expert serving on its Audit Committee as defined by the SEC. The board determined that, although none of the Audit Committee members meet the technical definition of an audit committee financial expert as defined by the SEC, the members have sufficient financial expertise to address any issues that are likely to come before the committee. It was the consensus of the Trustees that it is not necessary at the present time for the committee to have an audit committee financial expert and that, if an issue ever arises, the committee will consider hiring an expert to assist as needed.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

FY 2023	$92,500.00
FY 2024	$95,050.00

(b)	Audit-Related Fees

	Registrant	Adviser
FY 2023	$0.00	$0.00
FY 2024	$0.00	$0.00

(c)	Tax Fees

	Registrant	Adviser
FY 2023	$30,000.00	$0.00
FY 2024	$30,000.00	$0.00

Nature of the services: The auditor completed the annual tax returns.

(d)	All Other Fees

	Registrant	Adviser
FY 2023	$0.00	$0.00
FY 2024	$0.00	$0.00

(e)	(1)	Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. All non-audit services provided to the Trust or the Adviser by the Trust’s principal accountant are specifically approved in advance on a case-by-case basis by the Board’s audit committee.

(2)	Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

(f)	During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2023	$30,000.00	$0.00
FY 2024	$39,000.00	$0.00

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

JOHNSON EQUITY INCOME FUND – JEQIX, JEQSX

JOHNSON OPPORTUNITY FUND – JOPPX, JOSSX

JOHNSON INTERNATIONAL FUND – JINTX

JOHNSON ENHANCED RETURN FUND – JENHX

JOHNSON INSTITUTIONAL CORE BOND FUND – JIBFX, JIMFX, JIBSX

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND – JIBEX, JIMEX

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND – JIBDX, JIMDX

JOHNSON CORE PLUS BOND FUND – JCPLX

JOHNSON MUNICIPAL INCOME FUND – JMUNX

DECEMBER 31, 2024

Johnson Mutual Funds Trust 3777 West Fork Road | Cincinnati, Ohio 45247 513.661.3100 | 800.541.0170 | Fax 513.661.4901	WWW.JOHNSONMUTUALFUNDS.COM

JOHNSON MUTUAL FUNDS	DECEMBER 31, 2024

Table of Contents

Portfolio of Investments
Equity Income Fund	1
Opportunity Fund	2
International Fund	4
Enhanced Return Fund	6
Institutional Core Bond Fund	10
Institutional Intermediate Bond Fund	16
Institutional Short Duration Bond Fund	19
Core Plus Bond Fund	23
Municipal Income Fund	27
Statements of Assets and Liabilities	32
Statements of Operations	36
Statements of Changes in Net Assets	40
Financial Highlights
Equity Income Fund	47
Opportunity Fund	49
International Fund	51
Enhanced Return Fund	52
Institutional Core Bond Fund	53
Institutional Intermediate Bond Fund	56
Institutional Short Duration Bond Fund	58
Core Plus Bond Fund	60
Municipal Income Fund	61
Notes to the Financial Statements	62
Additional Information	76
Report of Independent Registered Public Accounting Firm	78
Trustees and Officers, Transfer Agent and Fund Accountant, Custodian, Independent Registered Public Accounting Firm, Legal Counsel	Back Page

EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

COMMON STOCKS — 98.4%	Shares	Value
Communications — 3.4%
Alphabet, Inc. - Class A	117,812	$22,301,812

Consumer Discretionary — 9.9%
Amazon.com, Inc. (a)	110,500	24,242,595
Genuine Parts Co.	72,000	8,406,720
Lowe’s Cos., Inc.	50,300	12,414,040
McDonald’s Corp.	42,500	12,320,325
TJX Cos., Inc. (The)	65,485	7,911,243
		65,294,923
Consumer Staples — 4.5%
Coca-Cola Co. (The)	185,020	11,519,345
PepsiCo, Inc.	79,900	12,149,594
Procter & Gamble Co. (The)	36,690	6,151,079
		29,820,018
Energy — 6.5%
Chevron Corp.	133,410	19,323,104
Williams Cos., Inc. (The)	441,800	23,910,216
		43,233,320
Financials — 16.5%
American Financial Group, Inc.	103,400	14,158,562
Axis Capital Holdings Ltd.	176,450	15,636,999
Everest Group Ltd.	34,200	12,396,132
First Horizon Corp.	865,750	17,436,205
Marsh & McLennan Cos., Inc.	61,600	13,084,456
Nasdaq, Inc.	284,300	21,979,233
Willis Towers Watson plc	44,870	14,055,079
		108,746,666
Health Care — 13.3%
Abbott Laboratories	117,218	13,258,528
Cencora, Inc.	56,900	12,784,292
Danaher Corp.	75,343	17,294,985
Medtronic plc	108,836	8,693,820
Stryker Corp.	37,000	13,321,850
UnitedHealth Group, Inc.	33,550	16,971,603
Zoetis, Inc.	32,892	5,359,094
		87,684,172
Industrials — 14.1%
Amphenol Corp. - Class A	94,000	6,528,300
Honeywell International, Inc.	53,350	12,051,231
IDEX Corp.	63,000	13,185,270
Illinois Tool Works, Inc.	52,000	13,185,120
Nordson Corp.	46,300	9,687,812
Northrop Grumman Corp.	27,000	12,670,830
nVent Electric plc	203,000	13,836,480
Waste Management, Inc.	60,500	12,208,295
		93,353,338
COMMON STOCKS — 98.4%	Shares	Value
Technology — 23.9%
Accenture plc - Class A - ADR	63,090	$22,194,431
Adobe, Inc. (a)	23,760	10,565,597
Analog Devices, Inc.	59,200	12,577,632
Apple, Inc.	61,760	15,465,939
ASML Holding N.V.	16,100	11,158,588
Intuit, Inc.	10,250	6,442,125
Mastercard, Inc. - Class A	26,450	13,927,777
Microsoft Corp.	66,160	27,886,440
Roper Technologies, Inc.	26,000	13,516,100
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	40,000	7,899,600
Visa, Inc. - Class A	50,600	15,991,624
		157,625,853
Utilities — 6.3%
Alliant Energy Corp.	352,910	20,871,097
American Electric Power Co., Inc.	227,600	20,991,548
		41,862,645
Total Common Stocks (Cost $436,687,484)		$649,922,747

MONEY MARKET FUNDS — 1.4%
First American Government Obligations Fund - Class Z, 4.37% (b) (Cost $9,127,504)	9,127,504	$9,127,504

Investments at Value — 99.8% (Cost $445,814,988)		$659,050,251

Other Assets in Excess of Liabilities — 0.2%		1,275,529

Net Assets — 100.0%		$660,325,780

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.

ADR - American Depositary Receipt

N.V. - Naamloze Vennootschap

plc - Public Limited Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

COMMON STOCKS — 99.2%	Shares	Value
Communications — 1.3%
New York Times Co. (The) - Class A	44,300	$2,305,815

Consumer Discretionary — 11.2%
Beacon Roofing Supply, Inc. (a)	15,500	1,574,490
Floor & Decor Holdings, Inc. - Class A (a)	18,100	1,804,570
Genuine Parts Co.	18,600	2,171,736
LKQ Corp.	49,100	1,804,425
Ralph Lauren Corp.	9,500	2,194,310
Rush Enterprises, Inc. - Class A	38,100	2,087,499
Skechers U.S.A., Inc. - Class A (a)	25,600	1,721,344
Steven Madden Ltd.	42,300	1,798,596
Texas Roadhouse, Inc.	11,900	2,147,117
Williams-Sonoma, Inc.	9,400	1,740,692
		19,044,779
Consumer Staples — 2.4%
BJ’s Wholesale Club Holdings, Inc. (a)	22,400	2,001,440
Coca-Cola Consolidated, Inc.	1,600	2,015,984
		4,017,424
Energy — 3.1%
DT Midstream, Inc.	25,000	2,485,750
World Kinect Corp.	99,200	2,728,992
		5,214,742
Financials — 13.7%
American Financial Group, Inc.	21,400	2,930,302
Arrow Financial Corp.	35,597	1,021,990
Axis Capital Holdings Ltd.	37,500	3,323,250
Diamond Hill Investment Group, Inc.	7,900	1,225,290
East West Bancorp, Inc.	28,700	2,748,312
Everest Group Ltd.	8,100	2,935,926
SEI Investments Co.	26,000	2,144,480
UMB Financial Corp.	19,300	2,178,198
Webster Financial Corp.	41,000	2,264,020
Wintrust Financial Corp.	19,400	2,419,374
		23,191,142
Health Care — 11.5%
Charles River Laboratories International, Inc. (a)	11,400	2,104,440
Chemed Corp.	5,000	2,649,000
Jazz Pharmaceuticals plc (a)	18,900	2,327,535
LeMaitre Vascular, Inc.	17,900	1,649,306
Option Care Health, Inc. (a)	80,900	1,876,880
QIAGEN N.V. (a)	52,500	2,337,825
Quest Diagnostics, Inc.	10,600	1,599,116
Repligen Corp. (a)	9,900	1,425,006
U.S. Physical Therapy, Inc.	19,400	1,720,974
COMMON STOCKS — 99.2%	Shares	Value
Universal Health Services, Inc. - Class B	10,200	$1,830,084
		19,520,166
Industrials — 18.3%
A.O. Smith Corp.	36,800	2,510,128
Allison Transmission Holdings, Inc.	24,500	2,647,470
Applied Industrial Technologies, Inc.	11,000	2,634,170
Comfort Systems USA, Inc.	3,700	1,569,022
Core & Main, Inc. - Class A (a)	31,900	1,624,029
Donaldson Co., Inc.	29,100	1,959,885
ESAB Corp.	17,500	2,098,950
Gorman-Rupp Co. (The)	43,500	1,649,520
IDEX Corp.	10,900	2,281,261
Littelfuse, Inc.	11,000	2,592,150
LSI Industries, Inc.	105,300	2,044,926
Nordson Corp.	12,300	2,573,652
nVent Electric plc	31,200	2,126,592
TopBuild Corp. (a)	3,500	1,089,690
Watts Water Technologies, Inc. - Class A	8,400	1,707,720
		31,109,165
Materials — 8.6%
Avery Dennison Corp.	16,400	3,068,932
H.B. Fuller Co.	43,700	2,948,876
Hawkins, Inc.	21,000	2,576,070
Reliance, Inc.	8,000	2,154,080
RPM International, Inc.	15,600	1,919,736
UFP Industries, Inc.	17,100	1,926,315
		14,594,009
Real Estate — 5.2%
Americold Realty Trust, Inc.	88,200	1,887,480
Equity LifeStyle Properties, Inc.	13,000	865,800
Jones Lang LaSalle, Inc. (a)	11,200	2,835,168
NNN REIT, Inc.	46,900	1,915,865
STAG Industrial, Inc.	37,400	1,264,868
		8,769,181
Technology — 20.3%
Amdocs Ltd.	23,600	2,009,304
Bentley Systems, Inc. - Class B	65,500	3,058,850
Blackbaud, Inc. (a)	20,100	1,485,792
CACI International, Inc. - Class A (a)	3,100	1,252,586
DoubleVerify Holdings, Inc. (a)	62,600	1,202,546
Dynatrace, Inc. (a)	57,800	3,141,430
Fabrinet (a)	7,900	1,737,052
Genpact Ltd.	72,500	3,113,875
Globant S.A. (a)	9,500	2,036,990
ICF International, Inc.	8,700	1,037,127
Jack Henry & Associates, Inc.	14,100	2,471,730
MAXIMUS, Inc.	28,100	2,097,665

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

COMMON STOCKS — 99.2%	Shares	Value
Paylocity Holding Corp. (a)	6,900	$1,376,343
PTC, Inc. (a)	7,100	1,305,477
Sapiens International Corp. N.V.	43,800	1,176,906
TD SYNNEX Corp.	17,000	1,993,760
Tyler Technologies, Inc. (a)	2,850	1,643,424
WEX, Inc. (a)	4,900	859,068
Zebra Technologies Corp. - Class A (a)	3,700	1,429,014
		34,428,939
Utilities — 3.6%
Atmos Energy Corp.	14,500	2,019,415
Portland General Electric Co.	32,200	1,404,564
Unitil Corp.	50,600	2,742,014
		6,165,993
Total Common Stocks (Cost $135,403,542)		$168,361,355

MONEY MARKET FUNDS — 0.7%
First American Government Obligations Fund - Class Z, 4.37% (b) (Cost $1,274,072)	1,274,072	$1,274,072

Investments at Value — 99.9% (Cost $136,677,614)		$169,635,427

Other Assets in Excess of Liabilities — 0.1%		140,341

Net Assets — 100.0%		$169,775,768

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.

N.V. - Naamloze Vennootschap

plc - Public Limited Company

S.A. - Societe Anonyme

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

COMMON STOCKS — 97.5%	Shares	Value
Communications — 8.7%
Baidu, Inc. - ADR (a)	1,800	$151,758
Deutsche Telekom AG - ADR	7,100	211,935
Orange S.A. - ADR	7,500	73,800
PDLT, Inc. - ADR	14,100	312,315
Publicis Groupe S.A. - ADR	16,400	435,092
SK Telecom Co. Ltd. - ADR	4,600	96,784
Tencent Holdings Ltd. - ADR	10,400	553,072
WPP plc - ADR	1,800	92,520
		1,927,276
Consumer Discretionary — 8.3%
Alibaba Group Holding Ltd. - ADR	2,000	169,580
Bridgestone Corp. - ADR	8,200	137,596
Bunzl plc - ADR	15,400	319,704
CIE Financiere Richemont S.A. - ADR	22,000	333,960
Honda Motor Co. Ltd. - ADR	5,500	157,025
JD.com, Inc. - ADR	1,700	58,939
Magna International, Inc.	6,000	250,740
Mercedes-Benz Group AG	3,600	198,972
Toyota Motor Corp. - ADR	1,100	214,071
		1,840,587
Consumer Staples — 7.7%
ITOCHU Corp. - ADR	3,700	364,672
L’Oreal S.A. - ADR	2,100	147,861
Nestlé S.A. - ADR	2,800	228,760
Reckitt Benckiser Group plc - ADR	5,900	70,918
Shoprite Holdings Ltd. - ADR	26,600	410,707
Unilever plc - ADR	3,800	215,460
Wal-Mart de Mexico S.A.B. de C.V. - ADR	10,600	279,840
		1,718,218
Energy — 2.9%
BP plc - ADR	4,000	118,240
Gazprom PJSC - ADR (a)(b)	14,000	140
Shell plc - ADR	4,600	288,190
TotalEnergies SE - ADR	2,352	128,184
Woodside Energy Group Ltd. - ADR	7,599	118,544
		653,298
Financials — 22.9%
Admiral Group plc - ADR	8,200	270,108
Allianz SE - ADR	10,700	326,778
Banco Santander S.A. - ADR	37,155	169,427
Bank of Montreal	1,240	120,342
Barclays plc - ADR	15,000	199,350
BNP Paribas S.A. - ADR	6,100	187,270
China Construction Bank Corp. - ADR	23,000	378,350
Commonwealth Bank of Australia - ADR	1,050	100,443
COMMON STOCKS — 97.5%	Shares	Value
Deutsche Boerse AG - ADR	7,000	$161,070
ICICI Bank Ltd. - ADR	4,300	128,398
Industrial & Commercial Bank of China Ltd. - ADR	33,800	448,864
KB Financial Group, Inc. - ADR	2,400	136,560
Manulife Financial Corp.	7,720	237,081
Mitsubishi UFJ Financial Group, Inc. - ADR	40,000	468,800
ORIX Corp. - ADR	1,650	175,280
Royal Bank of Canada	1,900	228,969
Sumitomo Mitsui Financial Group, Inc. - ADR	34,400	498,456
Tokio Marine Holdings, Inc. - ADR	12,300	443,046
Toronto-Dominion Bank (The)	2,700	143,748
United Overseas Bank Ltd. - ADR	2,500	133,350
Zurich Insurance Group AG - ADR	3,880	115,197
		5,070,887
Health Care — 7.7%
Astellas Pharma, Inc. - ADR	10,300	99,498
Bayer AG - ADR	10,700	52,216
Dr. Reddy’s Laboratories Ltd. - ADR	22,500	355,275
Novartis AG - ADR	2,480	241,329
Novo Nordisk A/S - ADR	3,200	275,264
Roche Holding AG - ADR	13,000	453,439
Sanofi S.A. - ADR	2,000	96,460
Takeda Pharmaceutical Co. Ltd. - ADR	9,340	123,662
		1,697,143
Industrials — 6.8%
ABB Ltd. - ADR	2,900	155,759
Atlas Copco AB - ADR	24,500	370,687
BAE Systems plc - ADR	3,800	217,208
Schneider Electric SE - ADR	8,500	421,940
Sensata Technologies Holding plc	2,200	60,280
Siemens AG - ADR	2,900	280,372
		1,506,246
Materials — 8.7%
Air Liquide S.A. - ADR	5,527	178,246
BASF SE - ADR	7,400	80,679
BHP Group Ltd. - ADR	7,400	361,342
Cemex S.A.B. de C.V. - ADR	30,300	170,892
Companhia Siderurgica Nacional S.A. - ADR	57,100	82,224
Fortescue Ltd. - ADR	3,300	74,382
Nitto Denko Corp. - ADR	22,500	377,775
POSCO Holdings, Inc. - ADR	4,200	182,112
Rio Tinto plc - ADR	3,070	180,547
Vale S.A. - ADR	27,800	246,586
		1,934,785

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

COMMON STOCKS — 97.5%	Shares	Value
Real Estate — 1.5%
Sun Hung Kai Properties Ltd. - ADR	34,700	$329,997

Technology — 18.6%
ASML Holding N.V.	500	346,540
Capgemini SE - ADR	4,000	129,840
CGI, Inc.	3,700	404,484
Infosys Ltd. - ADR	17,800	390,176
Lenovo Group Ltd. - ADR	17,900	460,925
Open Text Corp.	11,500	325,680
PDD Holdings, Inc. (a)	3,300	320,067
RELX plc - ADR	2,500	113,550
SAP SE - ADR	1,300	320,073
Sony Group Corp. - ADR	22,500	476,100
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,350	464,102
United Microelectronics Corp. - ADR	55,700	361,493
		4,113,030
Utilities — 3.7%
Enel S.p.A. - ADR	33,700	238,596
Iberdrola S.A. - ADR	6,300	347,382
National Grid plc - ADR	1,629	96,795
SSE plc - ADR	6,900	137,517
		820,290
Total Common Stocks (Cost $15,725,319)		$21,611,757
PREFERRED STOCKS — 0.6%	Shares	Value
Financials — 0.6%
Itau Unibanco Holding S.A. - ADR (Cost $129,573)	24,800	$123,008

MONEY MARKET FUNDS — 1.1%
First American Government Obligations Fund - Class Z, 4.37% (c) (Cost $237,560)	237,560	$237,560

Investments at Value — 99.2% (Cost $16,092,452)		$21,972,325

Other Assets in Excess of Liabilities — 0.8%		188,620

Net Assets — 100.0%		$22,160,945

(a)	Non-income producing security.
(b)	This security is currently restricted from trading and is valued using Level 3 inputs as of December 31, 2024. The total fair value of Level 3 securities as of December 31, 2024 is $140.
(c)	The rate shown is the 7-day effective yield as of December 31, 2024.

A/S - Aktieselskab

AB - Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

N.V. - Naamloze Vennootschap

PJSC - Public Joint-Stock Company

plc - Public Limited Company

S.A. - Societe Anonyme

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable

SE - Societe Europaea

S.p.A. - Societa per azioni

The accompanying notes are an integral part of these financial statements.

ENHANCED RETURN FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

CORPORATE BONDS — 61.8%	Coupon	Maturity	Par Value	Value
Finance — 33.0%
Allstate Corp.	0.750%	12/15/25	$4,642,000	$4,479,004
American Express Co.	1.650%	11/04/26	4,725,000	4,479,219
AON plc	3.875%	12/15/25	4,494,000	4,459,969
Bank of America Corp., Series L	3.875%	08/01/25	4,599,000	4,577,914
Branch Banking & Trust Co.	3.625%	09/16/25	4,540,000	4,501,622
Chubb INA Holdings, Inc.	3.350%	05/03/26	5,559,000	5,475,304
Enterprise Products Operating, LLC	5.050%	01/10/26	5,000,000	5,023,936
Essex Portfolio, L.P.	3.500%	04/01/25	3,435,000	3,421,886
Essex Portfolio, L.P.	3.375%	04/15/26	915,000	898,735
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	3,895,000	4,039,397
Goldman Sachs Group, Inc. (The)	3.500%	01/23/25	4,050,000	4,046,417
Huntington Bancshares, Inc.	4.443%	08/04/28	1,000,000	988,991
Huntington Bancshares, Inc.	6.208%	08/21/29	3,140,000	3,240,302
JPMorgan Chase & Co.	3.540%	05/01/28	3,275,000	3,180,296
JPMorgan Chase & Co.	2.182%	06/01/28	2,935,000	2,754,960
KeyCorp, Series O	4.150%	10/29/25	4,562,000	4,531,448
Marsh & McLennan Cos., Inc.	3.500%	03/10/25	765,000	763,383
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	832,000	824,228
Morgan Stanley, Series F	4.000%	07/23/25	4,200,000	4,183,742
Morgan Stanley	3.591%	07/22/28	1,845,000	1,779,415
MPLX, L.P.	1.750%	03/01/26	4,731,000	4,569,301
National Retail Properties, Inc.	4.000%	11/15/25	4,560,000	4,525,159
PNC Financial Services Group, Inc. (The)	5.300%	01/21/28	4,010,000	4,042,882
PNC Financial Services Group, Inc. (The)	4.050%	07/26/28	1,195,000	1,154,631
Private Export Funding Corp., 144A	5.500%	03/14/25	2,000,000	2,002,631
Truist Financial Corp., Series H	3.875%	03/19/29	1,555,000	1,482,871
U.S. Bancorp, Series MTN	3.100%	04/27/26	4,790,000	4,688,427
U.S. Bancorp, Series Y	3.000%	07/30/29	1,360,000	1,246,844
Wells Fargo & Co., Series N	3.550%	09/29/25	830,000	823,502
Wells Fargo & Co., Series M	4.100%	06/03/26	3,530,000	3,494,574
				95,680,990
Industrials — 16.3%
Burlington Northern Santa Fe, LLC.	3.650%	09/01/25	3,970,000	3,944,157
Cisco Systems, Inc.	4.800%	02/26/27	3,140,000	3,161,900
CVS Health Corp.	3.875%	07/20/25	4,485,000	4,453,233
Dover Corp.	3.150%	11/15/25	4,515,000	4,449,243
Enterprise Products Operating, LLC	3.750%	02/15/25	500,000	499,111
Home Depot, Inc. (The)	5.150%	06/25/26	3,500,000	3,535,008
Johnson Controls International plc	3.900%	02/14/26	4,260,000	4,220,184
Norfolk Southern Corp.	5.590%	05/17/25	1,280,000	1,282,272
Norfolk Southern Corp.	3.650%	08/01/25	3,300,000	3,277,749
Parker-Hannifin Corp.	4.250%	09/15/27	4,505,000	4,459,084
Roper Technologies, Inc.	1.000%	09/15/25	4,343,000	4,234,948
Starbucks Corp.	4.850%	02/08/27	4,495,000	4,513,459
Verizon Communications, Inc.	2.100%	03/22/28	1,000,000	919,517
Xylem, Inc.	3.250%	11/01/26	3,455,000	3,369,458
Xylem, Inc.	1.950%	01/30/28	1,200,000	1,100,240
				47,419,563
Utilities — 12.5%
Berkshire Hathaway, Inc.	3.500%	02/01/25	1,300,000	1,298,128

The accompanying notes are an integral part of these financial statements.

ENHANCED RETURN FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

CORPORATE BONDS — 61.8%	Coupon	Maturity	Par Value	Value
Berkshire Hathaway, Inc.	3.250%	04/15/28	$743,000	$707,477
Duke Energy Corp.	2.650%	09/01/26	4,610,000	4,462,687
Emerson Electric Co.	2.000%	12/21/28	4,935,000	4,453,096
Eversource Energy, Series H	3.150%	01/15/25	1,495,000	1,493,589
Eversource Energy, Series AA	4.750%	05/15/26	1,225,000	1,223,474
Eversource Energy, Series U	1.400%	08/15/26	1,685,000	1,594,119
Florida Power & Light Co.	4.400%	05/15/28	4,370,000	4,326,492
Interstate Power & Light Co.	3.400%	08/15/25	4,505,000	4,461,105
National Rural Utilities Cooperative Finance Corp. (The)	2.850%	01/27/25	1,875,000	1,872,062
National Rural Utilities Cooperative Finance Corp. (The)	3.250%	11/01/25	1,121,000	1,108,015
Virginia Electric & Power Co., Series A	3.150%	01/15/26	1,080,000	1,064,598
Virginia Electric & Power Co., Series A	3.800%	04/01/28	3,585,000	3,477,583
Xcel Energy, Inc.	3.300%	06/01/25	4,610,000	4,575,574
				36,117,999

Total Corporate Bonds (Cost $179,903,465)				$179,218,552

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.1%
Federal Home Loan Mortgage Corporation — 3.8%
FHLMC, Pool #J1-2635	4.000%	07/01/25	$2,577	$2,567
FHLMC, Series 4287, Class AB	2.000%	12/15/26	111,975	108,616
FHLMC, Pool #J3-2364	2.500%	11/01/28	488,816	475,193
FHLMC, Pool #ZS-7207	3.500%	07/01/30	480,114	469,277
FHLMC, Pool #G1-8642	3.500%	04/01/32	522,366	504,922
FHLMC, Pool #ZT-1964	3.500%	06/01/32	1,150,993	1,112,400
FHLMC, Pool #G1-6330	3.500%	08/01/32	529,465	515,085
FHLMC, Pool #SB-0380	3.500%	02/01/34	589,161	567,436
FHLMC, Series 5050, Class BG	1.000%	01/15/41	604,437	537,326
FHLMC, Series 5902, Class XC	1.500%	01/15/41	1,559,364	1,334,976
FHLMC, Series 4009, Class PA	2.000%	06/15/41	174,025	166,079
FHLMC, Series 4709, Class EA	3.000%	01/15/46	575,810	543,996
FHLMC, Series 5301, Class ED	5.000%	04/01/53	4,925,264	4,854,819
				11,192,692
Federal National Mortgage Association — 10.3%
FNMA, Pool #AN2351	2.150%	09/01/26	2,000,000	1,921,055
FNMA, Pool #AT2060	2.500%	04/01/28	437,910	425,974
FNMA, Pool #109745	3.540%	10/01/28	3,987,823	3,834,422
FNMA, Pool #BZ1051	4.780%	06/01/29	1,000,000	1,001,136
FNMA, Pool #AL9230	3.500%	12/01/29	416,214	408,910
FNMA, Pool #FM1536	2.500%	11/01/30	164,328	160,332
FNMA, Pool #MA4424	1.500%	09/01/31	857,613	776,120
FNMA, Pool #MA1106	3.000%	07/01/32	1,441,466	1,367,713
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	402,441	370,241
FNMA, Pool #FM2287	4.500%	03/01/34	470,442	466,233
FNMA, Pool #FM2989	3.000%	09/01/34	681,200	651,096
FNMA, Pool #AL7077	4.000%	07/01/35	778,216	752,623
FNMA, Pool #833200	5.500%	09/01/35	186,113	189,206
FNMA, Pool #CA7891	1.500%	11/01/35	4,082,835	3,569,148
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	1,492,857	1,377,572
FNMA, Pool #MA4330	2.500%	05/01/36	2,844,054	2,589,439

The accompanying notes are an integral part of these financial statements.

ENHANCED RETURN FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.1%	Coupon	Maturity	Par Value	Value
FNMA, Series FM8444	2.000%	06/01/36	$2,015,272	$1,797,734
FNMA, Pool #FM2293	4.000%	09/01/36	1,447,044	1,394,064
FNMA, Pool #FS6096	2.000%	03/01/37	3,790,962	3,377,738
FNMA, Pool #FM7224	4.500%	11/01/38	694,689	688,729
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.405%	12/01/41	13,805	13,969
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	31,029	30,276
FNMA, Series 2015-28, Class P	2.500%	05/25/45	1,806,011	1,648,420
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	1,429,517	1,050,510
				29,862,660

Total Collateralized Mortgage Obligations (Cost $43,380,170)				$41,055,352

MUNICIPAL BONDS — 1.3%
Houston Texas Utility System Revenue	1.516%	11/15/28	$940,000	$836,924
Wisconsin State General Fund Annual Appropriation Revenue	2.196%	05/01/27	3,000,000	2,846,249
Total Municipal Bonds (Cost $3,696,740)				$3,683,173

U.S. GOVERNMENT & AGENCIES — 1.6%
Federal Farm Credit Bank — 0.7%
FFCB	4.750%	10/13/27	$2,000,000	$2,018,827

Federal National Mortgage Association — 0.9%
FNMA	4.800%	05/08/29	2,550,000	2,535,428

Total U.S. Government & Agencies (Cost $4,523,512)				$4,554,255

U.S. TREASURY OBLIGATIONS — 20.0%
U.S. Treasury Notes — 20.0%
U.S. Treasury Notes (b)	2.000%	08/15/25	$5,800,000	$5,720,024
U.S. Treasury Notes (b)	2.750%	07/31/27	3,315,000	3,193,018
U.S. Treasury Notes (b)	2.750%	02/15/28	12,210,000	11,659,596
U.S. Treasury Notes	2.875%	05/15/28	6,535,000	6,243,478
U.S. Treasury Notes	3.125%	11/15/28	11,590,000	11,091,087
U.S. Treasury Notes	2.625%	02/15/29	9,575,000	8,953,373
U.S. Treasury Notes	2.375%	05/15/29	12,010,000	11,069,842
Total U.S. Treasury Obligations (Cost $58,471,530)				$57,930,418

The accompanying notes are an integral part of these financial statements.

ENHANCED RETURN FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

MONEY MARKET FUNDS — 0.8%	Shares	Value
First American Government Obligations Fund - Class Z, 4.37% (c) (Cost $2,423,180)	2,423,180	$2,423,180

Investments at Value — 99.6% (Cost $292,398,597)		$288,864,930

Other Assets in Excess of Liabilities — 0.4%		1,270,021

Net Assets — 100.0%		$290,134,951

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	All or a portion of the security is segregated as collateral on futures contracts. The total fair value of collateral as of December 31, 2024 is $12,973,807.
(c)	The rate shown is the 7-day effective yield as of December 31, 2024.

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $2,002,631 as of December 31, 2024, representing 0.7% of net assets.

plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks

SOFR - Secured Overnight Financing Rate

ENHANCED RETURN FUND	SCHEDULE OF FUTURES CONTRACTS AS OF DECEMBER 31, 2024

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value at Purchase	Notional Value	Value/ Unrealized Depreciation
Index Futures
E-MINI S&P 500 Future	975	3/21/2025	$297,492,593	$289,367,813	$(8,124,780)

The average monthly notional value of futures contracts during the year ended December 31, 2024 was $273,286,739.

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

CORPORATE BONDS — 41.5%	Coupon	Maturity	Par Value	Value
Finance — 18.3%
Allstate Corp. (The)	5.250%	03/30/33	$29,000,000	$28,919,321
American Express Co.	1.650%	11/04/26	1,870,000	1,772,728
American Express Co.	2.550%	03/04/27	4,211,000	4,030,623
American Express Co.	5.532%	04/25/30	27,385,000	27,878,908
AON Corp.	3.750%	05/02/29	10,646,000	10,117,924
AON Corp.	2.800%	05/15/30	1,650,000	1,468,491
Bank of America Corp.	5.202%	04/25/29	32,890,000	33,054,288
Bank of New York Mellon Corp. (The), Series J	4.289%	06/13/33	10,000,000	9,417,075
Essex Portfolio, L.P.	3.000%	01/15/30	9,666,000	8,743,652
Essex Property Trust, Inc.	3.625%	05/01/27	2,298,000	2,240,160
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	24,200,000	25,097,152
Huntington Bancshares, Inc.	4.443%	08/04/28	6,655,000	6,581,737
Huntington Bancshares, Inc.	6.208%	08/21/29	2,830,000	2,920,400
Huntington Bancshares, Inc.	2.550%	02/04/30	10,628,000	9,344,448
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	6,660,000	6,485,736
KeyCorp, Series O	4.100%	04/30/28	3,810,000	3,685,318
KeyCorp	2.550%	10/01/29	9,755,000	8,663,011
PNC Financial Services Group, Inc. (The)	2.307%	04/23/32	4,000,000	3,360,317
PNC Financial Services Group, Inc. (The)	5.939%	08/18/34	14,605,000	15,024,845
Prologis, Inc.	5.125%	01/15/34	10,060,000	9,913,835
Truist Financial Corp.	2.250%	03/11/30	22,716,000	19,508,031
Truist Financial Corp., Series G	6.123%	10/28/33	6,265,000	6,519,063
Truist Financial Corp.	5.122%	01/26/34	12,305,000	11,944,748
U.S. Bancorp, Series Y	3.000%	07/30/29	16,755,000	15,360,933
U.S. Bancorp, Series BB	4.967%	07/22/33	11,985,000	11,494,188
U.S. Bancorp, Series AA	5.850%	10/21/33	11,975,000	12,250,602
Wells Fargo & Co., Series M	4.100%	06/03/26	16,315,000	16,151,267
Wells Fargo & Co., Series O	4.300%	07/22/27	14,199,000	14,015,314
Wells Fargo & Co., Series Q (TSFR3M + 157.2) (a)	3.584%	05/22/28	1,000,000	969,270
				326,933,385
Industrials — 12.8%
Air Products and Chemicals, Inc.	4.750%	02/08/31	5,265,000	5,228,585
Air Products and Chemicals, Inc.	4.850%	02/08/34	14,470,000	14,126,533
Becton Dickinson & Co.	3.700%	06/06/27	9,500,000	9,269,607
Becton Dickinson & Co.	2.823%	05/20/30	11,250,000	10,077,411
Cincinnati Children’s Hospital Medical Center, Series 2016Y	2.853%	11/15/26	1,835,000	1,758,475
Cisco Systems, Inc.	5.050%	02/26/34	19,625,000	19,548,800
CVS Health Corp.	4.300%	03/25/28	20,133,000	19,516,626
CVS Health Corp.	3.750%	04/01/30	5,000,000	4,584,019
Dover Corp.	3.150%	11/15/25	4,302,000	4,239,345
Dover Corp.	2.950%	11/04/29	24,695,000	22,503,708
Duke Energy Corp.	2.450%	06/01/30	20,000,000	17,516,330
Enterprise Products Operating, LLC	4.150%	10/16/28	2,497,000	2,437,439
Honeywell International, Inc.	5.000%	03/01/35	26,580,000	26,033,271
Johnson Controls International plc	3.900%	02/14/26	6,430,000	6,369,903
Lowes Cos., Inc.	4.500%	04/15/30	7,072,000	6,938,147
Parker-Hannifin Corp.	3.250%	03/01/27	8,710,000	8,461,385
Parker-Hannifin Corp.	4.250%	09/15/27	17,331,000	17,154,359
Verizon Communications, Inc.	4.016%	12/03/29	28,496,000	27,351,635
Xylem, Inc.	1.950%	01/30/28	5,250,000	4,813,548

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

CORPORATE BONDS — 41.5%	Coupon	Maturity	Par Value	Value
Xylem, Inc.	2.250%	01/30/31	$1,212,000	$1,033,034
				228,962,160
Utilities — 10.4%
Berkshire Hathaway, Inc.	3.700%	07/15/30	9,767,000	9,192,108
Duke Energy Corp.	2.650%	09/01/26	8,575,000	8,300,985
Eversource Energy, Series M	3.300%	01/15/28	9,140,000	8,688,245
Eversource Energy, Series O	4.250%	04/01/29	19,308,000	18,656,888
Eversource Energy, Series R	1.650%	08/15/30	232,000	192,898
Florida Power & Light Co.	5.100%	04/01/33	34,677,000	34,457,968
Georgia Power Co., Series 2019B	2.650%	09/15/29	28,141,000	25,520,056
Interstate Power & Light Co.	4.100%	09/26/28	20,965,000	20,353,182
Interstate Power & Light Co.	2.300%	06/01/30	7,310,000	6,318,255
National Rural Utilities Cooperative Finance Corp. (The)	3.700%	03/15/29	5,558,000	5,309,563
National Rural Utilities Cooperative Finance Corp. (The)	2.400%	03/15/30	12,595,000	11,112,057
Virginia Electric & Power Co., Series A	3.500%	03/15/27	2,807,000	2,736,161
Xcel Energy, Inc.	4.000%	06/15/28	19,857,000	19,212,377
Xcel Energy, Inc.	3.400%	06/01/30	16,340,000	14,992,032
				185,042,775

Total Corporate Bonds (Cost $782,365,627)				$740,938,320

COLLATERALIZED MORTGAGE OBLIGATIONS — 27.8%
Federal Home Loan Mortgage Corporation — 8.7%
FHLMC, Series 2985, Class GE	5.500%	06/15/25	$3,644	$3,635
FHLMC, Series 4287, Class AB	2.000%	12/15/26	209,953	203,655
FHLMC, Pool #ZA-3721	3.000%	06/01/29	2,758,079	2,680,595
FHLMC, Pool #ZK-6713	3.000%	06/01/29	1,702,927	1,655,464
FHLMC, Pool #C0-1005	8.000%	06/01/30	414	440
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	1,924,861	1,818,108
FHLMC, Pool #G1-8642	3.500%	04/01/32	1,653,028	1,597,827
FHLMC, Pool #ZT-1964	3.500%	06/01/32	2,394,064	2,313,792
FHLMC, Pool #G1-8667	3.500%	11/01/32	1,028,623	992,446
FHLMC, Series 4151, Class PA	2.000%	01/15/33	1,108,797	1,033,191
FHLMC, Pool #78-0439 (H15T1Y + 222.3) (a)	7.098%	04/01/33	7,522	7,609
FHLMC, Pool #G0-8068	5.500%	07/01/35	462,077	470,394
FHLMC, Pool #G0-1880	5.000%	08/01/35	22,414	22,416
FHLMC, Pool #G0-6616	4.500%	12/01/35	204,267	201,196
FHLMC, Pool #G3-0933	4.000%	01/01/36	8,504,176	8,210,554
FHLMC, Series 3109, Class ZN	5.500%	02/15/36	481,336	488,938
FHLMC, Pool #G3-1087	4.000%	07/01/38	1,474,848	1,403,454
FHLMC, Series 4887, Class A	3.250%	09/15/38	443,784	421,892
FHLMC, Pool #SC-0066	4.500%	01/01/39	5,051,700	4,939,678
FHLMC, Series 4287, Class AB	3.500%	07/15/39	71,336	68,879
FHLMC, Pool #G0-1880	4.500%	10/01/39	52,832	51,455
FHLMC, Pool #A8-9335	5.000%	10/01/39	113,950	113,457
FHLMC, Series 3592, Class BZ	5.000%	10/15/39	313,874	313,698
FHLMC, Pool #SC-0047	3.000%	01/01/40	19,370,160	17,553,302
FHLMC, Series 3946, Class LN	3.500%	04/15/41	253,337	245,977
FHLMC, Series 4105, Class PJ	3.500%	06/15/41	249,355	243,785
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.610%	04/01/42	60,938	61,897
FHLMC, Pool #ZS-9278	2.000%	05/01/42	28,867,922	24,052,692

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

COLLATERALIZED MORTGAGE OBLIGATIONS — 27.8%	Coupon	Maturity	Par Value	Value
FHLMC, Series 4087, Class PT	3.000%	07/15/42	$307,460	$287,708
FHLMC, Series 4180, Class ME	2.500%	10/15/42	671,344	626,329
FHLMC, Series 4161, Class QA	3.000%	02/15/43	75,130	69,928
FHLMC, Series 4471, GA	3.000%	02/15/44	8,621,473	8,046,647
FHLMC, Series 4517, Class PC	2.500%	05/15/44	485,053	456,068
FHLMC, Series 4689, Class DA	3.000%	07/15/44	389,616	379,559
FHLMC, Series 4831, Class BA	3.500%	10/15/44	180,107	178,487
FHLMC, Series 4567, Class LA	3.000%	08/15/45	94,647	87,740
FHLMC, Series 4582, Class PA	3.000%	11/15/45	1,387,623	1,273,263
FHLMC, Series 4709, Class EA	3.000%	01/15/46	679,456	641,915
FHLMC, Pool #SD-1069	3.500%	06/01/49	5,106,841	4,600,208
FHLMC, Series 4906, Class DE	2.500%	09/25/49	3,228,460	2,782,088
FHLMC, Pool #SD-0695	4.000%	12/01/49	441,194	410,264
FHLMC, Pool #SD-2170	3.000%	07/01/51	21,410,972	18,430,419
FHLMC, Pool #SD-7556	3.000%	08/01/52	40,886,228	35,163,976
FHLMC, Series 5301, Class ED	5.000%	04/01/53	10,313,074	10,165,570
				154,770,595
Federal National Mortgage Association — 18.1%
FHLMC, Pool #RB-5125	2.000%	09/01/41	11,434,504	9,535,705
FHLMC, Pool #SC-0384	2.000%	04/01/42	17,812,164	14,880,779
FNMA, Pool #AN9848	3.000%	01/01/30	47,149	45,637
FNMA, Pool #MA0384	5.000%	04/01/30	211,347	211,664
FNMA, Pool #AL6923	3.000%	05/01/30	3,072,817	2,977,303
FNMA, Pool #AS5794	3.000%	09/01/30	654,153	630,110
FNMA, Pool #AS6548, Series 2016	2.500%	01/01/31	1,437,690	1,367,859
FNMA, Pool #AL9309	3.500%	10/01/31	536,205	519,651
FNMA, Pool #MA1107	3.500%	07/01/32	221,431	212,917
FNMA, Pool #MA1237	3.000%	11/01/32	143,997	136,275
FNMA, Pool #725027	5.000%	11/01/33	105,002	105,106
FNMA, Pool #FM5394	3.000%	03/01/34	3,612,398	3,413,717
FNMA, Pool #FM3388	4.000%	03/01/34	248,792	247,013
FNMA, Pool #725704	6.000%	08/01/34	41,936	43,218
FNMA, Pool #FM5050	2.500%	02/01/35	770,179	739,067
FNMA, Pool #AL7077	4.000%	07/01/35	1,547,639	1,496,741
FNMA, Series 2005-64, Class PL	5.500%	07/25/35	16,312	16,577
FNMA, Series 2022-25, Class KA	1.520%	08/21/35	58,440,000	41,838,526
FNMA, Pool #BM1971	3.500%	12/01/35	981,922	938,007
FNMA, Pool #888223	5.500%	01/01/36	145,144	147,564
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	146,496	142,806
FNMA, Pool #995112	5.500%	07/01/36	159,094	161,740
FNMA, Series 2014-20, Class AC	3.000%	08/25/36	31,270	30,968
FNMA, Pool #FM2293	4.000%	09/01/36	207,762	200,155
FNMA, Pool #MA2773	3.000%	10/01/36	3,629,720	3,350,158
FNMA, Pool #AL9623	4.000%	12/01/36	1,305,922	1,260,090
FNMA, Pool #889050	6.000%	05/01/37	81,892	84,883
FNMA, Pool #MA3186	4.000%	11/01/37	4,527,131	4,340,375
FNMA, Pool #MA3337	4.000%	04/01/38	1,666,613	1,583,668
FNMA, Pool #AA4392	4.000%	04/01/39	349,238	330,040
FNMA, Pool #FM9469	4.000%	08/01/39	5,269,324	5,008,083
FNMA, Pool #CB0114	2.500%	04/01/41	14,679,663	12,690,945
FNMA, Series 2011-53, Class DT	4.500%	06/25/41	80,912	79,910

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

COLLATERALIZED MORTGAGE OBLIGATIONS — 27.8%	Coupon	Maturity	Par Value	Value
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.405%	12/01/41	$13,805	$13,969
FNMA, Pool #FS9716	2.000%	08/01/42	40,765,379	34,011,082
FNMA, Pool #FS9718	2.000%	08/01/42	14,560,073	12,142,246
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	402,173	373,050
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	68,885	67,213
FNMA, Series 2015-72, Class GB	2.500%	12/25/42	1,029,323	986,092
FNMA, Series 2013-75, Class EG	3.000%	02/25/43	200,856	187,059
FNMA, Series 2014-28, Class PA	3.500%	02/25/43	144,907	141,765
FNMA, Series 2013-83, Class MH	4.000%	08/25/43	112,854	107,264
FNMA, Pool #AU7025	3.000%	11/01/43	8,918,604	7,894,013
FNMA, Series 2014-4, Class PC	3.000%	02/25/44	661,376	629,065
FNMA, Series 2016-79, Class L	2.500%	10/25/44	824,402	770,665
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	1,362,116	1,255,308
FNMA, Series 2016-64, Class PG	3.000%	05/25/45	1,624,026	1,503,010
FNMA, Series 2016-40, Class PA	3.000%	07/25/45	92,437	84,901
FNMA, Series 4768, Class GA	3.500%	09/15/45	1,604,243	1,560,268
FNMA, Series 2016-49, Class PA	3.000%	09/25/45	675,093	624,495
FNMA, Series 2016-99, Class PH	3.000%	01/25/46	1,238,659	1,151,085
FNMA, Series 2016-02, Class PB	2.000%	02/25/46	163,174	150,322
FNMA, Series 2018-67, Class BA	4.500%	03/25/46	1,032,855	1,030,448
FNMA, Series 2018-25, Class P	3.500%	03/25/46	1,933,723	1,838,366
FNMA, Pool #BE5067	3.500%	11/01/46	11,715,906	10,582,686
FNMA, Pool #BM5003	4.000%	03/01/47	1,044,469	976,929
FNMA, Pool #FM-4929	3.500%	03/01/48	4,194,389	3,778,277
FNMA, Series 2022-25, Class KA	4.000%	09/25/48	7,452,970	7,186,722
FNMA, Series 2019-60, Class DA	2.500%	03/25/49	1,493,171	1,281,749
FNMA, Pool #BM5003	3.500%	08/01/49	350,454	315,645
FNMA, Series 2018-67, Class BA	2.500%	08/25/49	107,662	92,216
FNMA, Pool #FS4218	4.000%	10/01/49	8,694,501	8,145,246
FNMA, Pool #CA4860	3.000%	12/01/49	25,125,266	21,700,211
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	6,365,817	4,678,055
FNMA, Pool #FM9631	3.000%	11/01/51	7,211,583	6,211,217
FNMA, Pool #FS3678	3.000%	12/01/51	11,909,777	10,289,901
FNMA, Pool #CB3051	3.000%	03/01/52	6,721,727	5,809,195
FNMA, Pool #FS4520	3.000%	04/01/52	32,195,459	27,758,942
FNMA, Pool #FS4608	3.000%	05/01/52	9,092,971	7,859,257
FNMA, Pool #FS7972	3.000%	05/01/52	11,508,133	9,918,754
FNMA, Pool #FS2724	3.000%	07/01/52	14,056,216	12,069,420
FNMA, Pool #FS8070	3.000%	07/01/52	10,787,627	9,264,520
				323,207,885
Government National Mortgage Association — 1.0%
GNMA, Pool #004847M	4.000%	11/01/25	9,288	9,239
GNMA, Pool #780400X	7.000%	12/01/25	96	96
GNMA, Pool #780420X	7.500%	08/01/26	96	97
GNMA, Pool #002658M	6.500%	10/01/28	3,281	3,351
GNMA, Pool #002945M	7.500%	07/01/30	329	340
GNMA, Pool #004187M	5.500%	07/01/38	6,778	6,906
GNMA, Series 2021-175, Class DG	2.000%	10/20/51	21,145,694	17,316,509
				17,336,538

Total Collateralized Mortgage Obligations (Cost $520,396,867)				$495,315,018

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

MUNICIPAL BONDS — 0.9%	Coupon	Maturity	Par Value	Value
Hamilton County Ohio Health Care FACS Revenue, Series 2019	3.374%	06/01/34	$5,000,000	$4,403,128
Texas Natural Gas Securitization Finance Corp. Revenue, Series 2023 A-1	5.102%	04/01/35	9,269,056	9,315,401
University of Washington Revenue, Series 2009B	5.400%	06/01/36	3,000,000	2,996,201
Total Municipal Bonds (Cost $17,202,844)				$16,714,730

U.S. GOVERNMENT & AGENCIES — 1.7%
Federal National Mortgage Association — 1.7%
FNMA	3.320%	04/01/28	$9,260,000	$8,845,933
FNMA	3.740%	07/01/28	8,938,000	8,610,500
FNMA	3.650%	01/01/29	5,000,000	4,803,586
FNMA	3.150%	06/01/29	8,000,000	7,493,748
Total U.S. Government & Agencies (Cost $31,370,326)				$29,753,767

U.S. TREASURY OBLIGATIONS — 26.7%
U.S. Treasury Bonds — 18.3%
U.S. Treasury Bonds	4.250%	05/15/39	$100,000,000	$94,937,500
U.S. Treasury Bonds	2.250%	05/15/41	110,000,000	78,082,813
U.S. Treasury Bonds	3.125%	08/15/44	100,000,000	77,656,250
U.S. Treasury Bonds	3.000%	11/15/44	100,000,000	75,921,875
				326,598,438
U.S. Treasury Notes — 8.4%
U.S. Treasury Notes	1.375%	11/15/31	61,200,000	50,021,437
U.S. Treasury Notes	3.875%	08/15/33	22,500,000	21,424,219
U.S. Treasury Notes	4.000%	02/15/34	81,000,000	77,595,469
				149,041,125

Total U.S. Treasury Obligations (Cost $499,258,944)				$475,639,563

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

PREFERRED STOCKS — 0.5%	Shares	Value
Financials — 0.5%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $8,697,107)	354,596	$8,999,646

MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class Z, 4.37% (b) (Cost $3,639,075)	3,639,075	$3,639,075

Investments at Value — 99.3% (Cost $1,862,930,790)		$1,771,000,119

Other Assets in Excess of Liabilities — 0.7%		12,568,791

Net Assets — 100.0%		$1,783,568,910

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury Note with a constant maturity of 1 year plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks

SOFR - Secured Overnight Financing Rate

TSFR - CME Term SOFR

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

CORPORATE BONDS — 45.0%	Coupon	Maturity	Par Value	Value
Finance — 19.8%
Allstate Corp. (The)	5.250%	03/30/33	$1,000,000	$997,218
American Express Co.	3.950%	08/01/25	750,000	747,141
American Express Co.	5.043%	07/26/28	2,000,000	2,007,284
American Express Co.	5.532%	04/25/30	2,000,000	2,036,071
AON Corp.	3.750%	05/02/29	615,000	584,494
Bank of America Corp.	5.202%	04/25/29	5,370,000	5,396,824
Bank of New York Mellon Corp. (The)	6.317%	10/25/29	2,153,000	2,261,587
Bank of New York Mellon Corp. (The)	5.060%	07/22/32	2,500,000	2,494,338
Essex Portfolio, L.P.	4.000%	03/01/29	1,716,000	1,650,603
Essex Portfolio, L.P.	3.000%	01/15/30	3,120,000	2,822,284
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	4,279,000	4,437,633
Huntington Bancshares, Inc.	4.000%	05/15/25	1,225,000	1,220,526
Huntington Bancshares, Inc.	6.208%	08/21/29	3,300,000	3,405,413
KeyCorp, Series O	4.150%	10/29/25	1,500,000	1,489,954
Morgan Stanley, Series I (SOFR + 166.9) (a)	4.679%	07/17/26	1,674,000	1,672,052
Morgan Stanley	3.591%	07/22/28	2,100,000	2,025,350
PNC Financial Services Group, Inc. (The) (SOFR + 173) (a)	6.615%	10/20/27	3,000,000	3,089,615
Prologis, Inc.	5.125%	01/15/34	3,100,000	3,054,959
Truist Financial Corp.	7.161%	10/30/29	1,510,000	1,613,643
Truist Financial Corp.	2.250%	03/11/30	5,100,000	4,379,775
U.S. Bancorp, Series BB	4.967%	07/22/33	6,225,000	5,970,072
Wells Fargo & Co., Series Q	3.196%	06/17/27	5,600,000	5,469,551
				58,826,387
Industrials — 16.4%
Air Products and Chemicals, Inc.	4.750%	02/08/31	4,200,000	4,170,951
Becton Dickinson & Co.	3.700%	06/06/27	4,000,000	3,902,992
Cisco Systems, Inc.	4.850%	02/26/29	2,000,000	2,012,033
Coca-Cola Co. (The)	4.650%	08/14/34	3,115,000	3,030,857
CVS Health Corp.	4.300%	03/25/28	3,200,000	3,102,032
CVS Health Corp.	5.400%	06/01/29	1,300,000	1,300,686
Dover Corp.	3.150%	11/15/25	2,650,000	2,611,405
Dover Corp.	2.950%	11/04/29	1,995,000	1,817,975
Home Depot, Inc. (The)	2.950%	06/15/29	1,000,000	929,610
Honeywell International, Inc.	4.875%	09/01/29	5,200,000	5,232,044
Johnson Controls International plc	3.900%	02/14/26	2,282,000	2,260,671
Kroger Co. (The)	3.500%	02/01/26	2,100,000	2,073,318
Lowe’s Cos. Inc.	3.100%	05/03/27	500,000	483,572
Norfolk Southern Corp.	2.900%	06/15/26	4,690,000	4,581,558
Parker-Hannifin Corp.	4.250%	09/15/27	4,500,000	4,454,135
Starbucks Corp.	4.850%	02/08/27	2,500,000	2,510,267
Xylem, Inc.	3.250%	11/01/26	4,000,000	3,900,964
Xylem, Inc.	2.250%	01/30/31	500,000	426,169
				48,801,239
Utilities — 8.8%
Duke Energy Corp.	2.650%	09/01/26	4,750,000	4,598,213
Eversource Energy, Series AA	4.750%	05/15/26	3,028,000	3,024,229
Eversource Energy, Series BB	5.125%	05/15/33	1,200,000	1,166,119
Florida Power & Light Co.	5.100%	04/01/33	6,125,000	6,086,313
Interstate Power & Light Co.	3.400%	08/15/25	1,035,000	1,024,915
Interstate Power & Light Co.	4.100%	09/26/28	2,367,000	2,297,924

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

CORPORATE BONDS — 45.0%	Coupon	Maturity	Par Value	Value
Interstate Power & Light Co.	2.300%	06/01/30	$1,247,000	$1,077,820
Virginia Electric & Power Co., Series A	3.800%	04/01/28	2,250,000	2,182,584
Xcel Energy, Inc.	3.300%	06/01/25	4,050,000	4,019,756
Xcel Energy, Inc.	4.000%	06/15/28	500,000	483,768
Xcel Energy, Inc.	3.400%	06/01/30	290,000	266,077
				26,227,718

Total Corporate Bonds (Cost $134,866,544)				$133,855,344

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.7%
Federal Home Loan Mortgage Corporation — 3.7%
FHLMC, Series 2985, Class GE	5.500%	06/15/25	$1,715	$1,711
FHLMC, Pool #J1-2635	4.000%	07/01/25	8,201	8,170
FHLMC, Pool #G1-8642	3.500%	04/01/32	373,119	360,659
FHLMC, Series 4151, Class PA	2.000%	01/15/33	633,343	590,158
FHLMC, Pool #SB-0297	3.000%	03/01/35	1,544,207	1,453,552
FHLMC, Pool #G0-8068	5.500%	07/01/35	59,351	60,419
FHLMC, Pool #SC-0047	3.000%	01/01/40	2,572,959	2,331,624
FHLMC, Series 3946, Class LN	3.500%	04/15/41	144,358	140,164
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.610%	04/01/42	11,622	11,805
FHLMC, Series 5189, Class PG	2.500%	09/25/51	2,435,882	2,166,108
FHLMC, Series 5301, Class ED	5.000%	04/01/53	3,768,897	3,714,992
				10,839,362
Federal National Mortgage Association — 5.3%
FNMA, Pool #MA0384	5.000%	04/01/30	44,611	44,679
FNMA, Pool #MA1237	3.000%	11/01/32	616,642	583,572
FNMA, Pool #FM5050	2.500%	02/01/35	1,447,705	1,389,224
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	136,032	132,605
FNMA, Pool #FS0140	4.000%	11/01/37	2,824,415	2,713,805
FNMA, Pool #AA4392	4.000%	04/01/39	69,500	65,680
FNMA, Series 2011-52, Class PC	3.000%	03/25/41	157,618	154,410
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.405%	12/01/41	13,805	13,969
FNMA, Pool #FS9716	2.000%	08/01/42	4,484,626	3,741,581
FNMA, Pool #FS9718	2.000%	08/01/42	5,259,534	4,386,143
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	321,199	297,940
FNMA, Series 2015-37, Class BA	3.000%	08/25/44	491,870	457,901
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	6.152%	12/01/44	82,203	83,844
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	385,505	355,276
FNMA, Pool #CA5539	3.000%	04/01/50	1,502,395	1,299,962
				15,720,591
Government National Mortgage Association — 0.7%
GNMA, Pool #MA7852M	2.000%	02/20/37	2,518,043	2,207,413

Total Collateralized Mortgage Obligations (Cost $30,300,027)				$28,767,366

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

MUNICIPAL BONDS — 1.6%	Coupon	Maturity	Par Value	Value
Kansas Development Finance Authority, Series 2015 H	4.091%	04/15/27	$3,000,000	$2,971,003
Pennsylvania State University, Series 2020 D	1.893%	09/01/26	2,000,000	1,920,371
Total Municipal Bonds (Cost $5,055,947)				$4,891,374

U.S. GOVERNMENT & AGENCIES — 3.8%
Federal National Mortgage Association — 0.8%
FNMA	3.320%	04/01/28	$2,500,000	$2,388,211

Federal Home Loan Bank — 3.0%
FHLB	4.750%	12/10/32	9,000,000	8,991,688

Total U.S. Government & Agencies (Cost $11,850,331)				$11,379,899

U.S. TREASURY OBLIGATIONS — 38.1%
U.S. Treasury Notes — 38.1%
U.S. Treasury Notes	3.750%	08/31/26	$4,000,000	$3,968,750
U.S. Treasury Notes	4.125%	10/31/27	5,250,000	5,229,902
U.S. Treasury Notes	1.375%	10/31/28	7,685,000	6,883,478
U.S. Treasury Notes	4.625%	04/30/29	14,495,000	14,638,818
U.S. Treasury Notes	4.125%	11/30/29	2,000,000	1,977,969
U.S. Treasury Notes	3.500%	01/31/30	15,750,000	15,112,617
U.S. Treasury Notes	1.500%	02/15/30	15,350,000	13,331,715
U.S. Treasury Notes	0.875%	11/15/30	15,900,000	13,015,641
U.S. Treasury Notes	2.875%	05/15/32	17,150,000	15,410,883
U.S. Treasury Notes	2.750%	08/15/32	16,270,000	14,437,083
U.S. Treasury Notes	4.000%	02/15/34	9,750,000	9,340,195
Total U.S. Treasury Obligations (Cost $114,947,300)				$113,347,051

PREFERRED STOCKS — 0.5%	Shares	Value
Financials — 0.5%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $1,446,031)	59,890	$1,520,008

MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class Z, 4.37% (b) (Cost $893,935)	893,935	$893,935

Investments at Value — 99.0% (Cost $299,360,115)		$294,654,977

Other Assets in Excess of Liabilities — 1.0%		2,921,423

Net Assets — 100.0%		$297,576,400

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.

plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks

SOFR - Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL SHORT DURATION BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

CORPORATE BONDS — 59.4%	Coupon	Maturity	Par Value	Value
Finance — 28.9%
Allstate Corp.	0.750%	12/15/25	$3,915,000	$3,777,532
American Express Co.	1.650%	11/04/26	2,900,000	2,749,150
American Express Co.	2.550%	03/04/27	1,000,000	957,165
AON plc	3.875%	12/15/25	3,700,000	3,671,981
Bank of America Corp., Series L	3.875%	08/01/25	2,765,000	2,752,323
Bank of America Corp.	5.202%	04/25/29	2,100,000	2,110,490
Branch Banking & Trust Co.	3.625%	09/16/25	1,500,000	1,487,320
Enterprise Products Operating, LLC	5.050%	01/10/26	2,100,000	2,110,053
Essex Portfolio, L.P.	3.375%	04/15/26	3,773,000	3,705,932
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	3,565,000	3,697,163
Goldman Sachs Group, Inc. (The)	3.500%	01/23/25	3,705,000	3,701,722
Huntington Bancshares, Inc.	6.208%	08/21/29	3,525,000	3,637,601
JPMorgan Chase & Co.	3.540%	05/01/28	3,255,000	3,160,874
KeyCorp, Series O	4.150%	10/29/25	4,200,000	4,171,872
Marsh & McLennan Cos., Inc.	3.500%	03/10/25	1,000,000	997,886
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	500,000	495,330
Morgan Stanley, Series F	4.000%	07/23/25	2,750,000	2,739,355
Morgan Stanley	3.591%	07/22/28	2,200,000	2,121,795
MPLX, L.P.	1.750%	03/01/26	1,300,000	1,255,568
National Retail Properties, Inc.	4.000%	11/15/25	2,965,000	2,942,346
NNN REIT, Inc.	3.600%	12/15/26	760,000	743,929
PNC Financial Services Group, Inc. (The)	4.200%	11/01/25	2,385,000	2,375,520
PNC Financial Services Group, Inc. (The)	4.050%	07/26/28	2,640,000	2,550,817
Private Export Funding Corp., 144A	5.500%	03/14/25	2,000,000	2,002,631
Suntrust Bank, Inc.	4.000%	05/01/25	3,002,000	2,993,174
U.S. Bancorp, Series MTN	3.100%	04/27/26	5,040,000	4,933,126
Wells Fargo & Co., Series N	3.550%	09/29/25	600,000	595,302
Wells Fargo & Co., Series M	4.100%	06/03/26	3,215,000	3,182,735
				71,620,692
Industrials — 18.8%
Becton Dickinson & Co.	3.700%	06/06/27	2,000,000	1,951,496
Cisco Systems, Inc.	4.800%	02/26/27	4,025,000	4,053,073
CVS Health Corp.	3.875%	07/20/25	3,700,000	3,673,793
Dover Corp.	3.150%	11/15/25	4,548,000	4,481,762
Enterprise Products Operating, LLC	3.750%	02/15/25	1,500,000	1,497,331
Home Depot, Inc. (The)	5.150%	06/25/26	4,430,000	4,474,311
Johnson Controls International plc	3.900%	02/14/26	3,725,000	3,690,185
Norfolk Southern Corp.	5.590%	05/17/25	1,000,000	1,001,775
Norfolk Southern Corp.	3.650%	08/01/25	2,755,000	2,736,424
Parker-Hannifin Corp.	3.250%	03/01/27	3,235,000	3,142,661
Parker-Hannifin Corp.	4.250%	09/15/27	640,000	633,477
Roper Technologies, Inc.	1.000%	09/15/25	3,845,000	3,749,338
Shell International	3.250%	05/11/25	3,115,000	3,098,760
Starbucks Corp.	4.850%	02/08/27	3,675,000	3,690,092
Verizon Communications, Inc.	2.100%	03/22/28	1,000,000	919,517
Xylem, Inc.	3.250%	11/01/26	2,406,000	2,346,430
Xylem, Inc.	1.950%	01/30/28	1,542,000	1,413,808
				46,554,233

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL SHORT DURATION BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

CORPORATE BONDS — 59.4%	Coupon	Maturity	Par Value	Value
Utilities — 11.7%
Duke Energy Corp.	0.900%	09/15/25	$3,877,000	$3,773,460
Emerson Electric Co.	2.000%	12/21/28	3,800,000	3,428,930
Eversource Energy, Series H	3.150%	01/15/25	1,900,000	1,898,206
Eversource Energy, Series U	1.400%	08/15/26	1,985,000	1,877,939
Florida Power & Light Co.	4.400%	05/15/28	4,390,000	4,346,293
Interstate Power & Light Co.	3.400%	08/15/25	4,472,000	4,428,426
National Rural Utilities Cooperative Finance Corp. (The)	3.250%	11/01/25	2,000,000	1,976,832
Virginia Electric & Power Co., Series B	2.950%	11/15/26	2,805,000	2,721,907
Virginia Electric & Power Co., Series A	3.500%	03/15/27	1,000,000	974,763
Xcel Energy, Inc.	3.300%	06/01/25	3,720,000	3,692,220
				29,118,976

Total Corporate Bonds (Cost $147,850,096)				$147,293,901

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.5%
Federal Home Loan Mortgage Corporation — 3.7%
FHLMC, Series 2989, Class TG	5.000%	06/01/25	$1,319	$1,315
FHLMC, Pool #SB-0037	2.500%	12/01/27	216,953	212,548
FHLMC, Pool #G1-5973	3.000%	07/01/31	576,038	553,682
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	2,150,305	2,031,049
FHLMC, Pool #G1-8642	3.500%	04/01/32	700,095	676,716
FHLMC, Pool #ZT-1964	3.500%	06/01/32	591,946	572,099
FHLMC, Pool #G1-6330	3.500%	08/01/32	559,720	544,519
FHLMC, Series 4980, Class DB	1.250%	10/25/34	1,829,661	1,624,461
FHLMC, Pool #ZS-9286	4.500%	04/01/35	600,612	591,755
FHLMC, Series 4125, Class KP	2.500%	05/15/41	322,241	306,385
FHLMC, Series 4009, Class PA	2.000%	06/15/41	50,274	47,978
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.610%	04/01/42	10,848	11,019
FHLMC, Series 5301, Class ED	5.000%	04/01/53	2,141,419	2,110,791
				9,284,317
Federal National Mortgage Association — 8.8%
FNMA, Series 2013-1, Class LA	1.250%	02/25/28	352,910	339,406
FNMA, Pool #AL9230	3.500%	12/01/29	249,728	245,346
FNMA, Pool #MA0384	5.000%	04/01/30	111,529	111,696
FNMA, Pool #MA4424	1.500%	09/01/31	4,337,703	3,925,521
FNMA, Pool #FM1926	3.000%	09/01/32	564,015	544,274
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	402,441	370,241
FNMA, Pool #FM2287	4.500%	03/01/34	624,872	619,282
FNMA, Series 2020 B	4.500%	07/01/34	794,379	787,407
FNMA, Pool #FM2989	3.000%	09/01/34	592,348	566,170
FNMA, Pool #AL7077	4.000%	07/01/35	387,103	374,372
FNMA, Pool #FM4481	1.500%	10/01/35	4,336,132	3,756,021
FNMA, Pool #CA7891	1.500%	11/01/35	943,902	825,144
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	1,219,370	1,125,205
FNMA, Pool #MA4330	2.500%	05/01/36	2,275,244	2,071,551
FNMA, Pool #FS6096	2.000%	03/01/37	3,055,592	2,722,524
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	45,923	44,809
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	6.152%	12/01/44	80,031	81,629

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL SHORT DURATION BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.5%	Coupon	Maturity	Par Value	Value
FNMA, Pool #AL8183 (RFUCCT1Y + 160) (a)	7.174%	02/01/46	$66,443	$68,068
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	4,377,895	3,217,189
				21,795,855

Total Collateralized Mortgage Obligations (Cost $33,575,473)				$31,080,172

MUNICIPAL BONDS — 2.6%
Allegheny County Pennsylvania, Series C-79	0.973%	11/01/25	$1,835,000	$1,783,222
Commonwealth Financing Authority Pennsylvania Revenue, Series 2006-C	5.197%	06/01/26	705,000	709,633
Pennsylvania State University, Series D	1.645%	09/01/25	2,000,000	1,965,503
Wisconsin State General Fund Annual Appropriation Revenue, Series 2023-A	4.330%	05/01/27	1,460,000	1,455,377
Wisconsin State General Fund Annual Appropriation Revenue, Series 2023-A	4.330%	05/01/27	540,000	537,607
Total Municipal Bonds (Cost $6,551,551)				$6,451,342

U.S. GOVERNMENT & AGENCIES — 2.6%
Federal National Mortgage Association — 1.8%
FNMA	5.200%	05/25/27	$2,500,000	$2,505,926
FNMA	4.800%	05/08/29	2,000,000	1,988,571
				4,494,497
Federal Home Loan Mortgage Corporation — 0.8%
FHLMC	3.810%	07/01/29	2,000,000	1,922,156

Total U.S. Government & Agencies (Cost $6,429,111)				$6,416,653

U.S. TREASURY OBLIGATIONS — 21.7%
U.S. Treasury Notes — 21.7%
U.S. Treasury Notes	1.625%	05/15/26	$4,900,000	$4,728,883
U.S. Treasury Notes	2.750%	07/31/27	12,680,000	12,213,416
U.S. Treasury Notes	2.750%	02/15/28	10,700,000	10,217,664
U.S. Treasury Notes	2.875%	05/15/28	10,420,000	9,955,170
U.S. Treasury Notes	3.125%	11/15/28	2,110,000	2,019,171
U.S. Treasury Notes	2.625%	02/15/29	4,000,000	3,740,313
U.S. Treasury Notes	2.375%	05/15/29	11,800,000	10,876,281
Total U.S. Treasury Obligations (Cost $54,010,126)				$53,750,898

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL SHORT DURATION BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

MONEY MARKET FUNDS — 0.4%	Shares	Value
First American Government Obligations Fund - Class Z, 4.37% (b) (Cost $993,820)	993,820	$993,820

Investments at Value — 99.2% (Cost $249,410,177)		$245,986,786

Other Assets in Excess of Liabilities — 0.8%		1,875,455

Net Assets — 100.0%		$247,862,241

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $2,002,631 as of December 31, 2024, representing 0.8% of net assets.

plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks

SOFR - Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

CORE PLUS BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

CORPORATE BONDS — 54.2%	Coupon	Maturity	Par Value	Value
Finance — 24.9%
Allstate Corp. (The)	5.250%	03/30/33	$300,000	$299,165
American Express Co.	5.532%	04/25/30	605,000	615,912
Bank of America Corp.	5.202%	04/25/29	630,000	633,147
Bank of New York Mellon Corp. (The), Series J	4.289%	06/13/33	610,000	574,442
Essex Portfolio, L.P.	3.000%	01/15/30	670,000	606,067
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	580,000	601,502
Huntington Bancshares, Inc.	4.443%	08/04/28	335,000	331,312
Huntington Bancshares, Inc.	2.550%	02/04/30	300,000	263,769
Iron Mountain, Inc., 144A	4.875%	09/15/27	195,000	190,102
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	775,000	754,722
Keycorp	6.401%	03/06/35	585,000	609,196
Morgan Stanley	3.591%	07/22/28	870,000	839,074
MSCI, Inc., 144A	4.000%	11/15/29	415,000	391,605
National Retail Properties, Inc.	4.300%	10/15/28	640,000	624,626
PNC Financial Services Group, Inc. (The)	3.450%	04/23/29	675,000	638,667
Prologis, Inc.	5.125%	01/15/34	485,000	477,953
SBA Communications Corp.	3.875%	02/15/27	160,000	153,156
Truist Financial Corp.	2.250%	03/11/30	815,000	699,905
U.S. Bancorp, Series BB	4.967%	07/22/33	845,000	810,395
Wells Fargo & Co., Series O	4.300%	07/22/27	635,000	626,785
				10,741,502
Industrials — 21.1%
Ball Corp.	6.875%	03/15/28	365,000	373,285
Becton Dickinson & Co.	3.700%	06/06/27	220,000	214,665
Becton Dickinson & Co.	2.823%	05/20/30	230,000	206,027
Bellring Brands, Inc., 144A	7.000%	03/15/30	200,000	204,976
Charles River Laboratories International, Inc., 144A	4.250%	05/01/28	230,000	218,175
CVS Health Corp.	4.300%	03/25/28	615,000	596,172
Dover Corp.	2.950%	11/04/29	545,000	496,640
Duke Energy Corp.	2.450%	06/01/30	670,000	586,797
Edgewell Personal Care Co., 144A	5.500%	06/01/28	200,000	195,736
HCA Healthcare, Inc.	5.600%	04/01/34	370,000	364,502
Hologic, Inc., 144A	3.250%	02/15/29	290,000	262,633
Home Depot, Inc.	4.750%	06/25/29	500,000	500,917
Honeywell International, Inc.	5.000%	03/01/35	810,000	793,339
Johnson Controls International plc	3.900%	02/14/26	550,000	544,859
Mattel, Inc., 144A	3.750%	04/01/29	365,000	341,841
Parker-Hannifin Corp.	3.250%	03/01/27	385,000	374,011
Rolls Royce Holdings plc, 144A	5.750%	10/15/27	400,000	405,588
Sealed Air Corp., 144A	6.500%	07/15/32	400,000	402,074
T-Mobile U.S., Inc.	2.625%	02/15/29	460,000	418,477
TransDigm, Inc., 144A	6.375%	03/01/29	385,000	386,193
United Rentals North America, Inc.	4.875%	01/15/28	400,000	388,751
Xylem, Inc.	3.250%	11/01/26	620,000	604,649
Yum Brands, Inc., 144A	4.750%	01/15/30	230,000	219,427
				9,099,734
Utilities — 8.2%
Berkshire Hathaway, Inc.	3.250%	04/15/28	220,000	209,482
Eversource Energy, Series BB	5.125%	05/15/33	615,000	597,636
Florida Power & Light Co.	5.100%	04/01/33	775,000	770,105

The accompanying notes are an integral part of these financial statements.

CORE PLUS BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

CORPORATE BONDS — 54.2%	Coupon	Maturity	Par Value	Value
Georgia Power Co., Series 2019B	2.650%	09/15/29	$230,000	$208,579
Interstate Power & Light Co.	4.100%	09/26/28	555,000	538,803
MPLX, L.P.	5.500%	06/01/34	400,000	394,530
Virginia Electric & Power Co., Series A	3.500%	03/15/27	215,000	209,574
Xcel Energy, Inc.	3.400%	06/01/30	650,000	596,378
				3,525,087

Total Corporate Bonds (Cost $23,630,581)				$23,366,323

COLLATERALIZED MORTGAGE OBLIGATIONS — 27.9%
Federal Home Loan Mortgage Corporation — 9.5%
FHLMC, Pool #ZS-9278	4.000%	05/01/37	$285,468	$274,741
FHLMC, Pool #ZS-9278	2.000%	05/01/42	1,388,633	1,157,006
FHLMC, Series 4709, Class EA	3.000%	01/15/46	584,669	552,365
FHLMC, Series 5220, Class KC	3.500%	01/25/46	295,855	281,277
FHLMC, Pool #SD-0695	4.000%	12/01/49	1,020,450	948,910
FHLMC, Series 5189, Class PG	2.500%	09/25/51	269,139	239,332
FHLMC, Pool #SD-0767	3.000%	11/01/51	401,041	345,653
FHLMC, Series 5301, Class ED	5.000%	04/01/53	299,799	295,511
				4,094,795
Federal National Mortgage Association — 17.2%
FNMA, Pool #MA1222	4.000%	10/01/32	264,609	257,457
FNMA, Pool #AL5491	4.000%	06/01/34	241,166	233,826
FNMA, Series 2022-25, Class KA	1.520%	08/21/35	1,000,000	715,923
FNMA, Pool #MA3071	4.000%	07/01/37	316,515	303,725
FNMA, Pool #FM9469	4.000%	08/01/39	190,420	180,979
FNMA, Pool #FS9716	2.000%	08/01/42	1,306,154	1,089,741
FNMA, Pool #AU7025	3.000%	11/01/43	321,538	284,599
FNMA, Pool #MA2895	3.000%	02/01/47	389,318	338,265
FNMA, Pool #CA2479	4.500%	10/01/48	891,832	858,817
FNMA, Pool #FS4218	4.000%	10/01/49	880,253	824,645
FNMA, Pool #FS8716	3.500%	08/01/50	1,368,362	1,232,611
FNMA, Pool #CB0734	3.000%	06/01/51	545,586	470,580
FNMA, Pool #FS4520	3.000%	04/01/52	400,345	345,177
FNMA, Pool #FS4608	3.000%	05/01/52	343,297	296,720
				7,433,065
Government National Mortgage Association — 1.2%
GNMA, Pool #MA7852M	2.000%	02/20/37	584,546	512,435

Total Collateralized Mortgage Obligations (Cost $12,384,420)				$12,040,295

The accompanying notes are an integral part of these financial statements.

CORE PLUS BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

U.S. TREASURY OBLIGATIONS — 15.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds — 8.9%
U.S. Treasury Bonds	4.250%	05/15/39	$190,000	$180,381
U.S. Treasury Bonds	2.250%	05/15/41	1,355,000	961,838
U.S. Treasury Bonds	2.375%	02/15/42	1,310,000	932,966
U.S. Treasury Bonds	2.500%	02/15/45	1,200,000	832,875
U.S. Treasury Bonds	2.750%	08/15/47	300,000	211,172
U.S. Treasury Bonds	2.000%	02/15/50	260,000	151,166
U.S. Treasury Bonds	2.000%	08/15/51	1,025,000	586,172
				3,856,570
U.S. Treasury Notes — 6.1%
U.S. Treasury Notes (b)	1.625%	05/15/26	400,000	386,031
U.S. Treasury Notes	2.625%	02/15/29	405,000	378,707
U.S. Treasury Notes	3.875%	08/15/33	1,200,000	1,142,625
U.S. Treasury Notes	3.875%	08/15/34	750,000	709,687
				2,617,050

Total U.S. Treasury Obligations (Cost $7,123,945)				$6,473,620

PREFERRED STOCKS — 0.4%	Shares	Value
Financials — 0.4%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $170,386)	6,500	$164,970

MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class Z, 4.37% (c) (Cost $121,904)	121,904	$121,904

Investments at Value — 97.8% (Cost $43,431,236)		$42,167,112

Other Assets in Excess of Liabilities — 2.2%		954,034

Net Assets — 100.0%		$43,121,146

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	All or a portion of the security is segregated as collateral on futures contracts. Total fair value of collateral as of December 31, 2024 is $144,799.
(c)	The rate shown is the 7-day effective yield as of December 31, 2024.

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $3,218,350 as of December 31, 2024, representing 7.5% of net assets.

plc - Public Limited Company

SOFR - Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

CORE PLUS BOND FUND	SCHEDULE OF FUTURES CONTRACTS AS OF DECEMBER 31, 2024

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value at Purchase	Notional Value	Value/ Unrealized Depreciation
Treasury Futures
U.S. Treasury Long Bond Future	14	3/21/2025	$1,658,703	$1,593,813	$(64,890)
Ultra 10-Year U.S. Treasury Note Future	10	3/21/2025	1,141,350	1,113,125	(28,225)
Ultra U.S. Treasury Bond Future	6	3/21/2025	754,747	713,437	(41,310)
Total Futures Contracts			$3,554,800	$3,420,375	$(134,425)

The average monthly notional value of futures contracts during the year ended December 31, 2024 was $3,190,510.

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

MUNICIPAL BONDS — 98.0%	Coupon	Maturity	Par Value	Value
Anticipation Notes - City — 0.9%
Kirtland Ohio Bond Anticipation Notes Various Purpose, Series 2024	4.500%	04/17/25	$570,000	$571,143
Parma Ohio Anticipation Notes Capital Improvement, Series 2021 A	5.250%	07/31/25	400,000	402,496
Seven Hills Ohio Bond Anticipation Notes, Series 2024	4.375%	04/03/25	500,000	500,580
				1,474,219
General Obligation - City — 6.8%
Akron Ohio Various Purpose	4.250%	12/01/44	1,000,000	965,508
Cincinnati Ohio GO Unlimited, Series 2017-A	4.000%	12/01/32	1,000,000	1,012,300
Cincinnati Ohio Various Purpose Improvement, Series B	4.000%	12/01/44	920,000	914,730
Copley Township Ohio Safety Facilities Improvement, Series 2023	4.000%	12/01/36	775,000	777,543
Copley Township Ohio Safety Facilities Improvement, Series 2023	4.000%	12/01/37	810,000	810,761
Dayton Ohio Refunding and Improvement	5.000%	12/01/41	1,005,000	1,098,636
Grandview Heights Ohio Municipal Facilities Construction and Improvement, Series 2023	4.000%	12/01/46	3,000,000	2,957,130
Reynoldsburg Ohio Capital Facilities	4.250%	12/01/49	1,450,000	1,457,252
Reynoldsburg Ohio Capital Facilities	4.250%	12/01/50	1,510,000	1,514,191
				11,508,051
General Obligation - County — 1.2%
Allegheny County Pennsylvania, Series C 80	5.000%	12/01/54	1,000,000	1,048,499
Lucas County Ohio GO Limited, Series 2017	4.000%	10/01/28	1,000,000	1,004,790
				2,053,289
General Obligation - State — 1.3%
Washington GO Unlimited, Series 2022-A	5.000%	08/01/44	2,000,000	2,133,441

Higher Education — 25.4%
Bowling Green State University Ohio Revenue, Series 2017-B	5.000%	06/01/30	750,000	777,208
Bowling Green State University Ohio Revenue, Series 2020-A	5.000%	06/01/37	1,000,000	1,070,551
Bowling Green State University Ohio Revenue, Series 2020-A	4.000%	06/01/45	2,830,000	2,717,391
Cuyahoga County Ohio Community College GO Unlimited, Series 2018	4.000%	12/01/33	1,275,000	1,282,802
Illinois Finance Authority Revenue Refunding Illinois Wesleyan University	5.000%	09/01/26	580,000	586,608
Indiana Financial Authorities Educational Facilities Revenue, Series 2024	5.000%	02/01/28	500,000	522,923
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	4.000%	02/01/29	940,000	957,261
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	5.000%	02/01/32	1,065,000	1,149,525
Kent State University Ohio Revenue, Series 2020-A	5.000%	05/01/45	950,000	996,222
Miami University Ohio General Receipts Revenue, Series 2020-A	4.000%	09/01/45	3,110,000	3,006,078
Ohio Higher Education Facilities Revenue - Case Western Reserve University, Series 2021-A	4.000%	12/01/44	1,250,000	1,218,218
Ohio Higher Education Facilities Revenue - Denison University, Series 2017-A	5.000%	11/01/42	1,700,000	1,742,776
Ohio Higher Education Facilities Revenue - Denison University	5.000%	11/01/53	5,000,000	5,293,613
Ohio Higher Education Facilities Revenue - Kenyon College	4.000%	07/01/40	700,000	678,559
Ohio Higher Education Facilities Revenue - Oberlin College, Series A	5.250%	10/01/53	1,000,000	1,078,434
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-B	4.000%	12/01/33	620,000	624,552
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	02/01/35	1,350,000	1,447,789
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	02/01/36	1,050,000	1,061,956
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	12/01/36	2,010,000	2,094,629

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

MUNICIPAL BONDS — 98.0%	Coupon	Maturity	Par Value	Value
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-B	5.000%	12/01/36	$470,000	$489,789
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/29	540,000	571,952
Ohio Higher Education Facilities Revenue - Xavier University	5.000%	05/01/29	600,000	635,506
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/30	570,000	609,210
Ohio Higher Education Facilities Revenue - Xavier University, Series 2015-C	5.000%	05/01/32	1,000,000	1,002,919
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/32	630,000	669,216
Ohio Higher Education Facilities Revenue - Xavier University	5.000%	05/01/32	605,000	654,746
Ohio Higher Education Facilities Revenue - Xavier University	4.500%	05/01/36	1,000,000	988,956
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	4.000%	05/01/38	600,000	574,236
Ohio State University General Receipts, Series 2021-A	4.000%	12/01/48	2,270,000	2,209,860
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/28	410,000	410,321
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/29	435,000	444,277
University of Akron Ohio General Receipts Revenue, Series 2014-A	5.000%	01/01/29	650,000	650,526
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/30	720,000	720,602
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/33	1,000,000	1,018,862
University of Akron Ohio General Receipts Revenue, Series 2018-A	5.000%	01/01/34	400,000	419,147
University of Cincinnati General Receipts Revenue, Series A	5.250%	06/01/54	1,000,000	1,083,306
University of North Dakota Certificate of Participation, Series 2021-A	4.000%	06/01/37	555,000	558,799
University of Toledo Revenue, Series 2017-A	5.000%	06/01/34	1,000,000	1,031,559
				43,050,884
Hospital/Health Bonds — 10.8%
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/36	800,000	799,603
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/40	1,340,000	1,289,372
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2019-A	5.000%	11/01/48	4,100,000	4,532,798
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children’s, Series 2019-CC	5.000%	11/15/41	2,410,000	2,740,944
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children’s Hospital, Series 2019-CC	5.000%	11/15/49	1,300,000	1,426,963
Montgomery County Ohio Hospital Revenue Dayton Childrens	4.000%	08/01/39	1,200,000	1,189,166
Montgomery County Ohio Hospital Revenue Dayton Childrens	4.000%	08/01/46	2,000,000	1,875,169
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2017-A	4.000%	01/01/36	3,100,000	3,114,555
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2019-B	4.000%	01/01/42	1,320,000	1,285,167
				18,253,737
Housing — 9.5%
Colorado State Certificate of Participation, Series 2020-A	4.000%	12/15/39	2,000,000	2,016,184
Columbus Franklin County Ohio Finance Authority Multifamily Housing, Series A	4.460%	11/01/44	2,000,000	1,932,155
FHLMC, Series M-053	2.550%	06/15/35	3,750,000	3,195,878
FHLMC Multifamily ML Certificates (Freddie Mac Guaranty Agreement), Series A-US	3.400%	01/25/36	1,820,010	1,702,380
Kentucky Certificates of Participation, Series 2018-A	4.000%	04/15/28	695,000	715,615

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

MUNICIPAL BONDS — 98.0%	Coupon	Maturity	Par Value	Value
Kentucky Certificates of Participation, Series A	4.000%	04/15/31	$500,000	$506,831
Kentucky Property and Buildings Commission Revenue, Series A	5.000%	05/01/34	2,340,000	2,586,487
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2019-C	3.875%	05/01/50	895,000	892,459
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-C	3.500%	11/01/50	1,590,000	1,570,721
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-A	3.500%	11/01/50	505,000	499,186
Ohio Housing Finance Agency Residential Mortgage Revenue, Series 2017-A	3.700%	03/01/32	520,000	507,288
				16,125,184
Other Revenue — 9.9%
Akron Ohio Income Tax Revenue, Series 2019	4.000%	12/01/31	870,000	884,711
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects	5.000%	02/15/42	500,000	544,580
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects	5.000%	02/15/43	710,000	769,489
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects	5.000%	02/15/44	740,000	799,141
Baytown Texas Certificates Obligation, Series 2022	4.250%	02/01/40	1,045,000	1,067,961
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), Series D	5.000%	11/01/32	525,000	535,230
Concord Industry Community Schools Building Corporation	5.000%	07/15/41	1,000,000	1,084,093
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue, Series 2015	5.000%	06/01/30	655,000	658,696
Mobile Alabama Industrial Development Board Pollution Control Revenue, Series 2008-B	3.650%	07/15/34	1,000,000	999,914
Monroe County Georgia Development Authority Pollution Control Revenue, Series 2009	1.000%	07/01/49	1,000,000	945,087
Ohio Turnpike Revenue, Series 2021-A	5.000%	02/15/46	1,990,000	2,108,019
Port Greater Cincinnati Development Authority Ohio Tax Increment Revenue	5.000%	12/01/44	1,000,000	978,952
Riversouth Ohio Authority Revenue, Series 2016	4.000%	12/01/31	700,000	702,814
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/36	400,000	400,611
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/37	575,000	573,029
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/38	400,000	395,799
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/39	400,000	392,482
Summit County Ohio Development Finance Authority, Series 2018	4.000%	12/01/28	435,000	436,372
Wise County Virginia Industrial Development Authority Solid Waste and Disposal Revenue - Virginia Electric and Power Co. Project, Series A	3.800%	11/01/40	2,500,000	2,536,145
				16,813,125
Revenue Bonds - Facility — 0.7%
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/30	600,000	655,571
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/32	505,000	549,104
				1,204,675
Revenue Bonds - Water & Sewer — 5.1%
Ohio State Water Development Authority Revenue, Series 2021	5.000%	06/01/46	4,215,000	4,502,543
Ohio State Water Development Authority Revenue, Series 2021-A	4.000%	12/01/46	3,880,000	3,763,498
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation, Series 2016-C	4.000%	12/01/31	400,000	401,049
				8,667,090

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

MUNICIPAL BONDS — 98.0%	Coupon	Maturity	Par Value	Value
School District — 23.2%
Athens City School District, Series 2019-A	4.000%	12/01/33	$750,000	$764,849
Athens City School District, Series 2024	4.000%	12/01/53	1,595,000	1,505,059
Bellbrook-Sugarcreek Ohio LSD GO Unlimited, Series 2016	4.000%	12/01/31	325,000	326,609
Bellefontaine Ohio SCD GO Unlimited (National RE Insured), Series 2005	5.500%	12/01/26	425,000	436,891
Berea Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/31	500,000	502,461
Bexar Texas Refunding Limited, Series 2019	4.000%	06/15/37	1,360,000	1,362,616
Brecksville Ohio GO Limited, Series 2022	4.000%	12/01/51	1,885,000	1,772,767
Bullit Kentucky School District Finance Corp., Series 2023-A	4.000%	03/01/37	1,255,000	1,274,271
Cleveland Heights and University Heights Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/32	1,000,000	1,008,147
Dexter Michigan CSD GO Unlimited, Series 2017	4.000%	05/01/31	670,000	676,906
Elyria Ohio SCD GO Unlimited (SDCP), Series A	4.000%	12/01/30	1,000,000	1,011,990
Fayette County Kentucky Board of Education, Series A	4.000%	04/01/49	1,000,000	931,478
Green County Ohio Vocational SD GO Unlimited, Series 2019	4.000%	12/01/35	1,000,000	1,012,373
Hudson Ohio CSD GO Unlimited, Series 2018	4.000%	12/01/33	800,000	804,895
Kettering Ohio CSD GO Unlimited, Series 2016	4.000%	12/01/30	400,000	401,559
Kettering Ohio CSD GO Unlimited, Series 2007	5.250%	12/01/31	500,000	536,596
Kings LSD Ohio School Improvement	5.250%	12/01/54	5,090,000	5,457,766
Lakewood Ohio GO Limited, Series A	5.000%	12/01/36	500,000	514,598
Logan Hocking Ohio LSD Certificates of Participation, Series 2018	4.000%	12/01/32	420,000	422,131
Mario Ohio LSD School Improvement, Series 2024	4.000%	12/01/49	1,295,000	1,235,284
McCracken County Kentucky SD Finance Corp., Series 2022	5.000%	08/01/32	580,000	644,998
McCreary County Kentucky SD Finance Corp., Series 2022	4.000%	12/01/35	560,000	569,997
Menifee County Kentucky SD Financial Corp. Revenue, Series 2019	3.000%	08/01/27	615,000	607,890
Milford Ohio Exempt Village SD Go Unlimited (AGM Insured), Series 2007	5.500%	12/01/30	1,260,000	1,368,344
Olentangy LSD Ohio Go Unlimited, Series 2016	4.000%	12/01/31	1,000,000	1,008,559
Owen County Kentucky SD Revenue, Series 2017	4.000%	04/01/27	1,320,000	1,346,545
Owensboro Kentucky Independent SD School Building Revenue, Series 2024	4.000%	04/01/44	575,000	553,888
Pickerington Ohio LSD Capital Appreciation Refunding, Series 2023	4.375%	12/01/49	1,000,000	1,013,261
Popular Bluff Missouri R-I School District Lease Certificates of Participation, Series 2023	5.000%	03/01/30	500,000	540,463
Powell County Kentucky SD Finance Corp. School Building Revenue, Series 2024	4.000%	02/01/45	855,000	815,790
Princeton Ohio CSD GO Unlimited (National RE Insured), Series 2006	5.250%	12/01/30	1,735,000	1,903,033
Pulaski County Kentucky SD Finance Corp. School Building Revenue, Series 2023	4.250%	06/01/40	1,000,000	1,015,654
Shaker Heights Ohio CSD Certificates Program	5.000%	12/15/49	875,000	933,409
Teays Valley Ohio LSD Refunding, Series 2016	4.000%	12/01/32	580,000	583,212
Toledo Ohio CSD GO Unlimited, Series 2015	5.000%	12/01/29	660,000	669,793
Trotwood-Madison Ohio CSD GO Unlimited (SDCP), Series 2016	4.000%	12/01/28	410,000	415,791
Trotwood-Madison Ohio CSD GO Unlimited (SDCP), Series 2016	4.000%	12/01/29	500,000	506,290
Warren County Kentucky Board of Education	4.000%	12/01/37	1,000,000	1,010,338
Wentzville R-IV SD Of Saint Charles County Missouri Certificates of Participation, Series 2016	4.000%	04/01/30	395,000	395,047
Westerville Ohio SCD Certificate of Participation, Series 2018	5.000%	12/01/32	555,000	579,518
Willoughby-Eastlake Ohio CSD Certificates of Participation (BAM Insured), Series 2017	4.000%	03/01/30	810,000	810,054
				39,251,120

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2024

MUNICIPAL BONDS — 98.0%	Coupon	Maturity	Par Value	Value
State Agency — 3.2%
Kentucky Association of Counties Finance Corp. Revenue, Series 2018-E	4.000%	02/01/29	$575,000	$582,564
Kentucky Property and Buildings Commission Revenue, Series A	5.000%	08/01/29	600,000	605,076
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/30	600,000	604,957
Ohio Higher Education, Series 2017-A	5.000%	05/01/31	850,000	854,192
Ohio Housing Finance Agency Residential Mortgage Revenue, Series 2021-A	3.000%	03/01/52	1,450,000	1,417,318
Pennsylvania State Refunding, Series 2017	4.000%	01/01/30	645,000	653,501
Washington Certificates of Participation, Series 2022-A	5.000%	01/01/41	675,000	731,160
				5,448,768

Total Municipal Bonds (Cost $176,169,492)				$165,983,583

MONEY MARKET FUNDS — 1.2%	Shares	Value
Federated Hermes Money Market Obligations Trust - Institutional, 3.68% (a) (Cost $2,022,782)	2,022,782	$2,022,782

Investments at Value — 99.2% (Cost $178,192,274)		$168,006,365

Other Assets in Excess of Liabilities — 0.8%		1,388,963

Net Assets — 100.0%		$169,395,328

(a)	The rate shown is the 7-day effective yield as of December 31, 2024.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	DECEMBER 31, 2024

Statements of Assets and Liabilities

	Equity Income Fund	Opportunity Fund
Assets:
Investment Securities at Value*	$659,050,251	$169,635,427
Dividends Receivable	716,014	165,890
Fund Shares Sold Receivable	1,397,335	376,629
Total Assets	$661,163,600	$170,177,946

Liabilities:
Accrued Management Fees (Note 5)	$432,515	$134,213
Accrued Shareholder Servicing Fees — Class S (Note 5)	27,237	4,116
Fund Shares Redeemed Payable	378,068	263,849
Total Liabilities	$837,820	$402,178

Net Assets	$660,325,780	$169,775,768

Net Assets Consist of:
Paid-In Capital	$449,366,303	$136,817,955
Distributable Earnings	210,959,477	32,957,813

Net Assets	$660,325,780	$169,775,768

Pricing of Class I Shares
Net Assets applicable to Class I Shares	$534,820,357	$151,038,784
Shares Outstanding (Unlimited Amount Authorized)	15,001,060	2,911,731
Offering, Redemption and Net Asset Value Per Share	$35.65	$51.87

Pricing of Class S Shares
Net Assets applicable to Class S Shares	$125,505,423	$18,736,984
Shares Outstanding (Unlimited Amount Authorized)	3,520,494	361,186
Offering, Redemption and Net Asset Value Per Share	$35.65	$51.88

* Identified Cost of Investment Securities	$445,814,988	$136,677,614

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	DECEMBER 31, 2024

Statements of Assets and Liabilities – Continued

	International	Enhanced
	Fund	Return Fund
Assets:
Investment Securities at Value*	$21,972,325	$288,864,930
Dividends and Interest Receivable	14,198	2,428,503
Reclaims Receivable	64,323	—
Fund Shares Sold Receivable	243	52,485
Securities Sold Receivable	129,000	—
Total Assets	$22,180,089	$291,345,918

Liabilities:
Accrued Management Fees (Note 5)	$19,134	$88,844
Accrued Interest Expense (Note 8)	10	—
Variation Margin Payable	—	1,122,123
Total Liabilities	$19,144	$1,210,967

Net Assets	$22,160,945	$290,134,951

Net Assets Consist of:
Paid-In Capital	$16,081,721	$287,770,020
Distributable Earnings	6,079,224	2,364,931

Net Assets	$22,160,945	$290,134,951
Shares Outstanding (Unlimited Amount Authorized)	747,369	16,881,510

Offering, Redemption and Net Asset Value Per Share	$29.65	$17.19

* Identified Cost of Investment Securities	$16,092,452	$292,398,597

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	DECEMBER 31, 2024

Statements of Assets and Liabilities – Continued

	Institutional Core Bond Fund	Institutional Intermediate Bond Fund		Institutional Short Duration Bond Fund
Assets:
Investment Securities at Value*	$1,771,000,119	$294,654,977		$245,986,786
Dividends and Interest Receivable	14,546,276	2,756,251		1,901,191
Fund Shares Sold Receivable	998,610	230,646		252,276
Paydowns Receivable	188	29		27
Total Assets	$1,786,545,193	$297,641,903		$248,140,280

Liabilities:
Accrued Management Fee (Note 5)	$383,966	$63,032		$52,379
Accrued Distribution Fee - Class F (Note 5)	1,320	1		1
Accrued Shareholder Servicing Fee - Class S (Note 5)	7,002	—		—
Fund Shares Redeemed Payable	2,583,995	2,470		225,659
Total Liabilities	$2,976,283	$65,503		$278,039

Net Assets	$1,783,568,910	$297,576,400		$247,862,241

Net Assets Consist of:
Paid-in Capital	$2,030,920,723	$323,338,455		$258,603,445
Accumulated Deficit	(247,351,813)	(25,762,055)		(10,741,204)

Net Assets	$1,783,568,910	$297,576,400		$247,862,241

Pricing of Class I Shares
Net assets applicable to Class I Shares	$1,740,607,859	$297,569,155		$247,854,689
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	123,050,976	20,560,659		16,701,760
Net Asset Value, offering price and redemption price	$14.15	$14.47		$14.84

Pricing of Class F Shares
Net assets applicable to Class F Shares	$10,402,596	$7,245		$7,552
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	724,225	490		503
Net Asset Value, offering price and redemption price	$14.36	$14.78	^	$15.02	^

Pricing of Class S Shares
Net assets applicable to Class S Shares	$32,558,455	N/A		N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,303,610	N/A		N/A
Net Asset Value, offering price and redemption price	$14.13	N/A		N/A

* Identified Cost of Investment Securities	$1,862,930,790	$299,360,115		$249,410,177
^	Net Assets divided by Shares do not calculate to the stated Net Asset Value because Net Assets and Shares shown are rounded.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	DECEMBER 31, 2024

Statements of Assets and Liabilities – Continued

	Core Plus Bond Fund	Municipal Income Fund
Assets:
Investment Securities at Value*	$42,167,112	$168,006,365
Dividends and Interest Receivable	419,062	1,391,862
Fund Shares Sold Receivable	560,000	484,601
Total Assets	$43,146,174	$169,882,828

Liabilities:
Accrued Management Fees (Note 5)	$16,403	$45,585
Accrued Interest Expense (Note 8)	—	3,647
Fund Shares Redeemed Payable	—	438,268
Variation Margin Payable	8,625	—
Total Liabilities	$25,028	$487,500

Net Assets	$43,121,146	$169,395,328

Net Assets Consist of:
Paid-In Capital	$46,092,475	$188,352,582
Accumulated Deficit	(2,971,329)	$(18,957,254)

Net Assets	$43,121,146	$169,395,328
Shares Outstanding (Unlimited Amount Authorized)	3,429,524	10,467,003

Offering, Redemption and Net Asset Value Per Share	$12.57	$16.18

* Identified Cost of Investment Securities	$43,431,236	$178,192,274

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	DECEMBER 31, 2024

Statements of Operations

	Equity Income Fund	Opportunity Fund
	Year Ended	Year Ended
	12/31/2024	12/31/2024
Investment Income:
Dividends	$12,340,453	$2,457,516
Less: Foreign withholding taxes on dividends	(34,674)	(6,841)
Total Investment Income	12,305,779	2,450,675

Expenses:
Management Fee (Note 5)	$4,872,149	$1,420,809
Shareholder Servicing Fees - Class S (Note 5)	331,778	49,757
Other	1,000	1,001
Net Expenses	$5,204,927	$1,471,567

Net Investment Income	$7,100,852	$979,108

Realized and Unrealized Gains
Net Realized Gains from Investments	$28,188,193	$8,439,947
Net Change in Unrealized Appreciation (Depreciation) on Investments	36,083,708	4,754,802

Net Gains on Investments	$64,271,901	$13,194,749

Net Change in Net Assets from Operations	$71,372,753	$14,173,857

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	DECEMBER 31, 2024

Statements of Operations – Continued

	International Fund	Enhanced Return Fund
	Year Ended	Year Ended
	12/31/2024	12/31/2024
Investment Income:
Dividends	$849,457	$285,475
Less: Foreign withholding taxes on dividends	(136,120)	—
Interest	—	9,410,047
Total Investment Income	713,337	9,695,522

Expenses:
Management Fee (Note 5)	$239,018	$958,909
Interest Expense (Note 8)	115	—
Other	1,001	1,001
Net Expenses	$240,134	$959,910

Net Investment Income	$473,203	$8,735,612

Realized and Unrealized Gains (Losses):
Net Realized Gains (Losses) from Security Transactions and Foreign Currency Transactions	$1,458,955	$(383,373)
Net Realized Gains from Futures Contracts	—	56,988,301
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,406,551)	2,965,164
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	—	(13,877,507)

Net Gains on Investments, Foreign Currencies and Futures Contracts	$52,404	$45,692,585

Net Change in Net Assets from Operations	$525,607	$54,428,197

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	DECEMBER 31, 2024

Statements of Operations – Continued

	Institutional Core Bond Fund	Institutional Intermediate Bond Fund	Institutional Short Duration Bond Fund
	Year Ended	Year Ended	Year Ended
	12/31/2024	12/31/2024	12/31/2024
Investment Income:
Dividends	$1,187,728	$218,967	$118,569
Interest	66,340,157	11,014,016	7,735,808
Total Investment Income	$67,527,885	$11,232,983	$7,854,377

Expenses:
Gross Management Fee (Note 5)	$5,254,292	$863,704	$691,275
Shareholder Servicing Fees - Class S (Note 5)	89,828	—	—
Distribution Fee - Class F (Note 5)	21,400	18	18
Other	1,001	1,001	1,001
Total Expenses	$5,366,521	$864,723	$692,294
Management Fee Waiver (Note 5)	(875,705)	(143,949)	(115,211)
Distribution Fee Waiver (Note 5)	(8,560)	(7)	(7)
Net Expenses	$4,482,256	$720,767	$577,076

Net Investment Income	$63,045,629	$10,512,216	$7,277,301

Realized and Unrealized Gains (Losses):
Net Realized Losses from Investments	$(48,726,231)	$(3,209,648)	$(641,871)
Net Change in Unrealized Appreciation (Depreciation) on Investments	6,961,106	2,041,022	3,387,029

Net Gains (Losses) on Investments	$(41,765,125)	$(1,168,626)	$2,745,158

Net Change in Net Assets from Operations	$21,280,504	$9,343,590	$10,022,459

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	DECEMBER 31, 2024

Statements of Operations – Continued

	Core Plus Bond Fund	Municipal Income Fund
	Year Ended	Year Ended
	12/31/2024	12/31/2024
Investment Income:
Dividends	$31,998	$69,939
Interest	1,756,353	6,156,341
Total Investment Income	1,788,351	6,226,280

Expenses:
Management Fee (Note 5)	$172,027	$531,251
Fund Administration	42,451	—
Audit & Tax Fees	13,611	—
Shareholder Servicing Fees	6,938	—
Trustee Fees	5,500	—
Registration	3,384	—
Interest Expense (Note 8)	—	3,647
Pricing	2,690	—
Filing	1,352	—
Other	1,668	1,001
Total Expenses	$249,621	$535,899
Fee Waiver (Note 5)	(76,593)	—
Net Expenses	$173,028	$535,899

Net Investment Income	$1,615,323	$5,690,381

Realized and Unrealized Losses:
Net Realized Losses from Investments	$(183,646)	$(2,206,851)
Net Realized Losses from Futures Contracts	(26,259)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(471,268)	(2,190,267)
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	(204,603)	—

Net Losses on Investments and Futures Contracts	$(885,776)	$(4,397,118)

Net Change in Net Assets from Operations	$729,547	$1,293,263

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets

	Equity Income Fund		Opportunity Fund
		Year/Period		Year/Period
	Year Ended	Ended	Year Ended	Ended
	12/31/2024	12/31/2023*	12/31/2024	12/31/2023*
Operations:
Net Investment Income	$7,100,852	$5,837,878	$979,108	$781,417
Net Realized Gains from Investments	28,188,193	11,095,008	8,439,947	3,951,347
Net Change in Unrealized Appreciation (Depreciation) on Investments	36,083,708	56,843,463	4,754,802	14,933,265
Net Change in Net Assets from Operations	$71,372,753	$73,776,349	$14,173,857	$19,666,029

Distributions to Shareholders (see Note 2)
From Class I	$(36,185,890)	$(12,642,180)	$(8,433,592)	$(4,032,219)
From Class S	(8,079,495)	(3,415,845)	(990,624)	(704,024)
Total Distributions to Shareholders	$(44,265,385)	$(16,058,025)	$(9,424,216)	$(4,736,243)

Capital Share Transactions:
From Class I
Proceeds from Sale of Shares	$75,601,317	$73,001,239	$38,009,998	$13,471,424
Shares Issued on Reinvestment of Distributions	36,077,439	12,608,501	8,415,070	4,023,813
Cost of Shares Redeemed	(82,227,520)	(72,780,277)	(12,132,361)	(14,417,459)
Net Assets in Conjunction with Transfer to Class S	—	(133,449,635)	—	(19,032,778)
Net Change in Net Assets from Class I Capital Share Transactions	$29,451,236	$(120,620,172)	$34,292,707	$(15,955,000)

From Class S
Proceeds from Sale of Shares	$4,981,732	$1,462,885	$969,137	$222,296
Shares Issued on Reinvestment of Distributions	8,069,053	3,405,891	990,539	703,374
Cost of Shares Redeemed	(29,440,018)	(6,530,448)	(4,351,788)	(899,418)
Net Assets in Conjunction with Transfer from Class I	—	133,449,635	—	19,032,778
Net Change in Net Assets from Class S Capital Share Transactions	$(16,389,233)	$131,787,963	$(2,392,112)	$19,059,030

Net Change in Net Assets	$40,169,371	$68,886,115	$36,650,236	$18,033,816

Net Assets at Beginning of Year/Period	$620,156,409	$551,270,294	$133,125,532	$115,091,716
Net Assets at End of Year/Period	$660,325,780	$620,156,409	$169,775,768	$133,125,532

*	Equity Income Fund Class S and Opportunity Fund Class S began operations on September 15, 2023.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets – Continued

	Equity Income Fund		Opportunity Fund
	Year Ended 12/31/2024	Year/Period Ended 12/31/2023*	Year Ended 12/31/2024	Year/Period Ended 12/31/2023*
Capital Share Activity(a)
Class I
Shares Sold	2,056,787	2,248,347	717,485	288,812
Share Reinvested	1,002,151	368,993	161,549	80,188
Shares Redeemed	(2,256,336)	(2,233,847)	(230,151)	(306,555)
Shares in Conjunction with Transfer to Class S	—	(4,018,357)	—	(406,423)
Net Increase (Decrease) in Shares Outstanding	802,602	(3,634,864)	648,883	(343,978)

Shares Outstanding, beginning of Year	14,198,458	17,833,322	2,262,848	2,606,826
Shares Outstanding, end of Year	15,001,060	14,198,458	2,911,731	2,262,848

Class S
Shares Sold	136,050	43,665	18,272	4,648
Share Reinvested	224,141	99,675	19,016	14,017
Shares Redeemed	(803,763)	(197,631)	(81,859)	(19,331)
Shares in Conjunction with Transfer from Class I	—	4,018,357	—	406,423
Net Increase (Decrease) in Shares Outstanding	(443,572)	3,964,066	(44,571)	405,757

Shares Outstanding, beginning of Period	3,964,066	—	405,757	—
Shares Outstanding, end of Period	3,520,494	3,964,066	361,186	405,757

*	Equity Income Fund Class S and Opportunity Fund Class S began operations on September 15, 2023.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets – Continued

	International Fund		Enhanced Return Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Operations:
Net Investment Income	$473,203	$507,559	$8,735,612	$4,905,052
Net Realized Gains (Losses) from Investments and Foreign Currencies	1,458,955	247,799	(383,373)	(958,032)
Net Realized Gains from Futures Contracts	—	—	56,988,301	26,171,644
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(1,406,551)	3,470,002	2,965,164	6,025,642
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	—	—	(13,877,507)	14,522,830
Net Change in Net Assets from Operations	$525,607	$4,225,360	$54,428,197	$50,667,136

Distributions to Shareholders (see Note 2)	$(1,269,392)	$(501,175)	$(20,115,919)	$(5,197,873)

Capital Share Transactions:
Proceeds from Sale of Shares	$1,161,233	$1,707,346	$21,998,100	$15,630,493
Shares Issued on Reinvestment of Distributions	1,268,537	500,514	20,100,760	5,193,594
Cost of Shares Redeemed	(3,975,909)	(2,955,541)	(37,794,256)	(21,257,319)
Net Change in Net Assets from Capital Share Transactions	$(1,546,139)	$(747,681)	$4,304,604	$(433,232)

Net Change in Net Assets	$(2,289,924)	$2,976,504	$38,616,882	$45,036,031

Net Assets at Beginning of Year	$24,450,869	$21,474,365	$251,518,069	$206,482,038
Net Assets at End of Year	$22,160,945	$24,450,869	$290,134,951	$251,518,069

Capital Share Activity(a)
Shares Sold	36,611	59,753	1,249,932	1,134,130
Share Reinvested	42,398	16,229	1,161,738	374,315
Shares Redeemed	(124,532)	(101,896)	(2,213,156)	(1,550,460)
Net Increase (Decrease) in Shares Outstanding	(45,523)	(25,914)	198,514	(42,015)

Shares Outstanding, beginning of Year	792,892	818,806	16,682,996	16,725,011
Shares Outstanding, end of Year	747,369	792,892	16,881,510	16,682,996

(a)	There were an unlimited number of shares of beneficial interest authorized for each Fund. Each Fund records purchases of its capital shares at the daily net asset value determined after receipt of a shareholder’s order in proper form. Redemptions are recorded at the net asset value determined following receipt of a shareholder’s written or telephone request in proper form.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets – Continued

	Institutional Core		Institutional Intermediate		Institutional Short
	Bond Fund		Bond Fund		Duration Bond Fund
	Year Ended 12/31/2024	Year/Period Ended 12/31/2023*	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023
Operations:
Net Investment Income	$63,045,629	$26,755,051	$10,512,216	$7,079,880	$7,277,301	$4,224,569
Net Realized Losses from Investments	(48,726,231)	(32,829,121)	(3,209,648)	(7,577,720)	(641,871)	(2,008,772)
Net Change in Unrealized Appreciation (Depreciation) on Investments	6,961,106	89,663,016	2,041,022	13,066,509	3,387,029	7,529,742
Net Change in Net Assets from Operations	$21,280,504	$83,588,946	$9,343,590	$12,568,669	$10,022,459	$9,745,539

Distributions to Shareholders (see Note 2):
From Class I	(62,468,145)	(26,833,431)	(10,687,699)	(7,258,613)	(7,504,602)	(4,447,438)
From Class F	(305,993)	(114,381)	(253)	(188)	(226)	(140)
From Class S	(1,230,190)	(383,192)	N/A	N/A	N/A	N/A
Total Distributions to Shareholders	$(64,004,328)	$(27,331,004)	$(10,687,952)	$(7,258,801)	$(7,504,828)	$(4,447,578)

Capital Share Transactions:
From Class I
Proceeds from Shares Sold	$466,275,254	$207,049,177	$108,232,699	$67,404,621	$79,867,939	$28,856,430
Shares issued for Subscriptions-In-Kind (Note 11)	14,591,696	—	—	—	—	—
Net Asset Value of Shares Issued on Reinvestment of Dividends	56,050,889	23,303,871	4,841,690	3,216,130	3,095,638	1,383,952
Payments for Shares Redeemed	(326,736,547)	(253,627,523)	(62,282,042)	(61,466,557)	(39,071,716)	(63,563,323)
Net Assets Received in Conjunction with Fund Merge(a)	—	971,030,502	—	—	—	—
Change in Net Assets from Class I Capital Share Transactions	$210,181,292	$947,756,027	$50,792,347	$9,154,194	$43,891,861	$(33,322,941)

From Class F
Proceeds from Shares Sold	$4,818,966	$3,490,784	$—	$—	$—	$—
Net Asset Value of Shares Issued on Reinvestment of Dividends	305,993	114,381	253	188	226	140
Payments for Shares Redeemed	(809,992)	(549,255)	—	—	—	—
Net Increase from Class F share capital transactions	$4,314,967	$3,055,910	$253	$188	$226	$140

*	Johnson Institutional Core Bond Fund Class S began operations on September 15, 2023.
(a)	The shareholders of the Johnson Fixed Income Fund (Target Fund) approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Target Fund to the Core Bond Fund (Survivor Fund). The tax-free reorganization took place on September 15, 2023.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets – Continued

	Institutional Core Bond Fund		Institutional Intermediate Bond Fund				Institutional Short Duration Bond Fund
	Year Ended 12/31/2024	Year/Period Ended 12/31/2023*	Year Ended 12/31/2024		Year Ended 12/31/2023		Year Ended 12/31/2024		Year Ended 12/31/2023
From Class S
Proceeds from Shares Sold	$3,455,612	$943,495		N/A		N/A		N/A		N/A
Net Asset Value of Shares Issued on Reinvestment of Dividends	1,224,521	380,070		N/A		N/A		N/A		N/A
Payments for Shares Redeemed	(10,906,499)	(2,783,995)		N/A		N/A		N/A		N/A
Net Assets Received in Conjunction with Fund Merger(a)	—	39,530,597		N/A		N/A		N/A		N/A
Change in Net Assets from Class S Capital Share Transactions	$(6,226,366)	$38,070,167	$	N/A	$	N/A	$	N/A	$	N/A

Net Change in Net Assets	$165,546,069	$1,045,140,046		$49,448,238		$14,464,250		$46,409,718		$(28,024,840)

Net Assets at Beginning of Year/Period	$1,618,022,841	$572,882,795		$248,128,162		$233,663,912		$201,452,523		$229,477,363
Net Assets at End of Year/Period	$1,783,568,910	$1,618,022,841		$297,576,400		$248,128,162		$247,862,241		$201,452,523

Capital Share Activity(a)
Class I
Shares Sold	32,397,095	14,700,775		7,462,122		4,703,902		5,423,493		1,997,902
Shares issued for Subscriptions-In-Kind (Note 11)	1,035,626	—		—		—		—		—
Share Reinvested	3,924,230	1,657,989		333,668		225,129		209,312		95,943
Shares Redeemed	(22,713,265)	(18,030,739)		(4,245,111)		(4,309,323)		(2,642,066)		(4,410,956)
Shares in Conjunction with Transfer to Class S	—	69,867,357		—		—		—		—
Net Increase (Decrease) in Shares Outstanding	14,643,686	68,195,382		3,550,679		619,708		2,990,739		(2,317,111)

Shares Outstanding, beginning of Year	108,407,290	40,211,908		17,009,980		16,390,272		13,711,021		16,028,132
Shares Outstanding, end of Year	123,050,976	108,407,290		20,560,659		17,009,980		16,701,760		13,711,021

Class F
Shares Sold	331,300	247,178		—		—		—		—
Share Reinvested	21,087	7,949		17		13		15		10
Shares Redeemed	(55,086)	(38,375)		—		—		—		—
Net Increase in Shares Outstanding	297,301	216,752		17		13		15		10
Shares Outstanding, beginning of Year	426,924	210,172		473		460		488		478
Shares Outstanding, end of Year	724,225	426,924		490		473		503		488

*	Johnson Institutional Core Bond Fund Class S began operations on September 15, 2023.
(a)	The shareholders of the Johnson Fixed Income Fund (Target Fund) approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Target Fund to the Core Bond Fund (Survivor Fund). The tax-free reorganization took place on September 15, 2023.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets – Continued

	Institutional Core Bond Fund		Institutional Intermediate Bond Fund		Institutional Short Duration Bond Fund
	Year Ended 12/31/2024	Year/Period Ended 12/31/2023*	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2024	Year Ended 12/31/2023
Class S
Shares Sold	241,880	68,245	N/A	N/A	N/A	N/A
Share Reinvested	85,833	27,316	N/A	N/A	N/A	N/A
Shares Redeemed	(762,007)	(201,953)	N/A	N/A	N/A	N/A
Shares in Conjunction with Transfer from Class I	—	2,844,296	N/A	N/A	N/A	N/A
Net Increase (Decrease) in Shares Outstanding	(434,294)	2,737,904	N/A	N/A	N/A	N/A

Shares Outstanding, beginning of Period	2,737,904	—	N/A	N/A	N/A	N/A
Shares Outstanding, end of Period	2,303,610	2,737,904	N/A	N/A	N/A	N/A

*	Johnson Institutional Core Bond Fund Class S began operations on September 15, 2023.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets – Continued

	Core Plus Bond Fund		Municipal Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Operations:
Net Investment Income	$1,615,323	$577,246	$5,690,381	$5,524,264
Net Realized Losses from Investments	(183,646)	(664,005)	(2,206,851)	(3,138,283)
Net Realized Losses from Futures Contracts	(26,259)	(42,001)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(471,268)	1,180,535	(2,190,267)	6,601,639
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	(204,603)	73,392	—	—
Net Change in Net Assets from Operations	$729,547	$1,125,167	$1,293,263	$8,987,620

Distributions to Shareholders (see Note 2)	$(1,630,819)	$(592,529)	$(5,707,852)	$(5,541,344)

Capital Share Transactions:
Proceeds from Sale of Shares	$23,793,805	$12,528,321	$40,646,682	$73,610,081
Shares Issued on Reinvestment of Distributions	1,423,321	488,450	5,590,672	5,449,190
Cost of Shares Redeemed	(3,797,519)	(5,305,005)	(46,971,185)	(98,462,347)
Net Change in Net Assets from Capital Share Transactions	$21,419,607	$7,711,766	$(733,831)	$(19,403,076)

Net Change in Net Assets	$20,518,335	$8,244,404	$(5,148,420)	$(15,956,800)

Net Assets at Beginning of Year	$22,602,811	$14,358,407	$174,543,748	$190,500,548
Net Assets at End of Year	$43,121,146	$22,602,811	$169,395,328	$174,543,748

Capital Share Activity(a)
Shares Sold	1,870,852	986,949	2,477,111	4,534,312
Share Reinvested	111,788	38,606	342,392	336,777
Shares Redeemed	(297,464)	(415,472)	(2,866,681)	(6,155,140)
Net Increase (Decrease) in Shares Outstanding	1,685,176	610,083	(47,178)	(1,284,051)

Shares Outstanding, beginning of Year	1,744,348	1,134,265	10,514,181	11,798,232
Shares Outstanding, end of Year	3,429,524	1,744,348	10,467,003	10,514,181

(a)	There were an unlimited number of shares of beneficial interest authorized for each Fund. Each Fund records purchases of its capital shares at the daily net asset value determined after receipt of a shareholder’s order in proper form. Redemptions are recorded at the net asset value determined following receipt of a shareholder’s written or telephone request in proper form.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	EQUITY INCOME FUND - CLASS I SHARES

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2024	2023		2022	2021	2020
Net Asset Value, beginning of year	$34.15	$30.91		$36.44	$31.35	$28.50

Operations:
Net Investment Income	0.42 (a)	0.33	(a)	0.28	0.21	0.25
Net Realized and Unrealized Gains (Losses) on Investments	3.63	3.81		(3.82)	7.92	3.24
Total Operations	$4.05	$4.14		$(3.54)	$8.13	$3.49

Distributions:
Net Investment Income	(0.45)	(0.30)		(0.30)	(0.21)	(0.25)
Net Realized Capital Gains	(2.10)	(0.60)		(1.69)	(2.83)	(0.39)
Total Distributions	$(2.55)	$(0.90)		$(1.99)	$(3.04)	$(0.64)

Net Asset Value, end of year	$35.65	$34.15		$30.91	$36.44	$31.35

Total Return (b)	11.79%	13.42%		(9.74)%	25.96%	12.24%

Net Assets, end of year (millions)	$534.82	$484.82		$551.27	$609.71	$464.81

Ratios/supplemental data
Ratio of expenses to average net assets	0.75%	0.94	%(c)	1.00%	1.00%	1.00%
Ratio of Net Investment Income to average net assets	1.14%	1.00%		0.84%	0.62%	0.91%
Portfolio turnover rate (d)	20.64%	32.38%		22.66%	29.91%	27.55%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the year.
(b)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Effective September 15, 2023, the Management Fee reduced from 1.00% to 0.75%. (Note 5)
(d)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	EQUITY INCOME FUND - CLASS S SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Year Ended 12/31/2024	Period Ended 12/31/2023*
Net Asset Value, beginning of period	$34.14	$33.21

Operations:
Net Investment Income (a)	0.33	0.10
Net Realized and Unrealized Gains on Investments	3.63	1.71
Total Operations	$3.96	$1.81

Distributions:
Net Investment Income	(0.35)	(0.28)
Net Realized Capital Gains	(2.10)	(0.60)
Total Distributions	$(2.45)	$(0.88)

Net Asset Value, end of period	$35.65	$34.14

Total Return (b)	11.53%	5.46	%(c)

Net Assets, end of period (millions)	$125.51	$135.34

Ratios/supplemental data
Ratio of expenses to average net assets	1.00%	1.00	%(d)
Ratio of Net Investment Income to average net assets	0.89%	1.00	%(d)
Portfolio turnover rate (e)	20.64%	32.38	%(c)

*	Class S began operations on September 15, 2023.
(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during each period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	OPPORTUNITY FUND - CLASS I SHARES

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2024	2023		2022	2021	2020
Net Asset Value, beginning of year	$49.89	$44.15		$52.62	$45.55	$42.48

Operations:
Net Investment Income	0.35 (a)	0.31	(a)	0.29	0.38	0.25
Net Realized and Unrealized Gains (Losses) on Investments	4.67	7.26		(6.83)	13.55	3.08
Total Operations	$5.02	$7.57		$(6.54)	$13.93	$3.33

Distributions:
Net Investment Income	(0.33)	(0.31)		(0.29)	(0.39)	(0.26)
Net Realized Capital Gains	(2.71)	(1.52)		(1.64)	(6.47)	—
Return of Capital		—		—	—	—
Total Distributions	$(3.04)	$(1.83)		$(1.93)	$(6.86)	$(0.26)

Net Asset Value, end of year	$51.87	$49.89		$44.15	$52.62	$45.55

Total Return (b)	10.03%	17.12%		(12.46)%	30.59%	7.84%

Net Assets, end of year (millions)	$151.04	$112.88		$115.09	$126.09	$93.29

Ratios/supplemental data
Ratio of expenses to average net assets	0.90%	0.97	%(c)	1.00%	1.00%	1.00%
Ratio of Net Investment Income to average net assets	0.65%	0.66%		0.63%	0.84%	0.67%
Portfolio turnover rate (d)	20.74%	22.66%		26.51%	38.97%	32.89%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the year.
(b)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Effective September 15, 2023, the Management Fee reduced from 1.00% to 0.90%. (Note 5)
(d)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	OPPORTUNITY FUND - CLASS S SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Year Ended 12/31/24	Period Ended 12/31/2023*
Net Asset Value, beginning of period	$49.89	$46.83

Operations:
Net Investment Income (a)	0.22	0.06
Net Realized and Unrealized Gains on Investments	4.67	4.79
Total Operations	$4.89	$4.85

Distributions:
Net Investment Income	(0.19)	(0.27)
Net Realized Capital Gains	(2.71)	(1.52)
Total Distributions	$(2.90)	$(1.79)

Net Asset Value, end of period	$51.88	$49.89

Total Return (b)	9.77%	10.35	%(c)

Net Assets, end of period (millions)	$18.74	$20.24

Ratios/supplemental data
Ratio of expenses to average net assets	1.15%	1.15	%(d)
Ratio of Net Investment Income to average net assets	0.40%	0.44	%(d)
Portfolio turnover rate (e)	20.74%	22.66%

*	Class S began operations on September 15, 2023.
(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during each period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INTERNATIONAL FUND

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2024		2023*	2022	2021	2020
Net Asset Value, beginning of year	$30.84		$26.23	$30.62	$28.60	$27.13

Operations:
Net Investment Income	0.67		0.65	0.53	0.64	0.43
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currencies	(0.07	)(a)	4.60	(4.60)	2.22	1.36
Total Operations	$0.60		$5.25	$(4.07)	$2.86	$1.79

Distributions:
Net Investment Income	(0.68)		(0.64)	(0.32)	(0.77)	(0.32)
Net Realized Capital Gains	(1.11)		—	—	—	—
Return of Capital	—		—	—	(0.07)	—
Total Distributions	$(1.79)		$(0.64)	$(0.32)	$(0.84)	$(0.32)

Net Asset Value, end of year	$29.65		$30.84	$26.23	$30.62	$28.60

Total Return (b)	1.90%		20.03%	(13.30)%	10.00%	6.59%

Net Assets, end of year (millions)	$22.16		$24.45	$21.47	$24.91	$21.10

Ratios/supplemental data(c)
Ratio of expenses to average net assets	1.00%		1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to average net assets	1.98%		2.17%	2.02%	2.09%	1.77%
Portfolio turnover rate	6.73%		8.31%	6.63%	6.62%	7.85%

*	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(a)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.
(b)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	ENHANCED RETURN FUND

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, beginning of year	$15.08	$12.35	$17.41	$19.12	$16.97

Operations:
Net Investment Income	0.54	0.30	0.14	0.16	0.21
Net Realized and Unrealized Gains (Losses) on Investments and Futures	2.82	2.75	(4.25)	4.92	3.00
Total Operations	$3.36	$3.05	$(4.11)	$5.08	$3.21

Distributions:
Net Investment income	(0.56)	(0.32)	(0.17)	(0.18)	(0.23)
Net Realized Capital Gains	(0.69)	—	(0.78)	(6.61)	(0.83)
Total Distributions	$(1.25)	$(0.32)	$(0.95)	$(6.79)	$(1.06)

Net Asset Value, end of year	$17.19	$15.08	$12.35	$17.41	$19.12

Total Return (a)	22.37%	24.91%	(23.56)%	26.51%	19.38%

Net Assets, end of year (millions)	$290.13	$251.52	$206.48	$322.89	$261.29

Ratios/supplemental data
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of Net Investment Income to average net assets	3.19%	2.18%	0.96%	0.65%	1.27%
Portfolio Turnover Rate	46.25%	36.66%	42.99%	40.89%	96.76%

(a)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL CORE BOND - CLASS I SHARES

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, beginning of year	$14.50	$14.17	$16.80	$17.45	$16.41

Operations:
Net Investment Income	0.52 (a)	0.44 (a)	0.32	0.26	0.34
Net Realized and Unrealized Gains (Losses) on Investments	(0.35)	0.31	(2.61)	(0.62)	1.24
Total Operations	$0.17	$0.75	$(2.29)	$(0.36)	$1.58

Distributions:
Net Investment Income	(0.52)	(0.42)	(0.34)	(0.29)	(0.36)
Net Realized Capital Gains	—	—	—	—	(0.18)
Total Distributions	$(0.52)	$(0.42)	$(0.34)	$(0.29)	$(0.54)

Net Asset Value, end of year	$14.15	$14.50	$14.17	$16.80	$17.45

Total Return (b)	1.21%	5.43%	(13.70)%	(2.04)%	9.71%

Net Assets, end of year (millions)	$1,740.61	$1,572.04	$569.86	$640.68	$559.67

Ratios/supplemental data (c)(d)
Ratio of expenses to average net assets before Waiver	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets after Waiver	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to average net assets before Waiver	3.55%	3.08%	2.04%	1.46%	1.83%
Ratio of Net Investment Income to average net assets after Waiver	3.60%	3.13%	2.09%	1.51%	1.88%
Portfolio Turnover Rate (e)	47.17%	31.63%	33.21%	42.67%	30.08%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the year.
(b)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2025. (Note #5)
(d)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL CORE BOND FUND - CLASS F SHARES

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, beginning of year	$14.73	$14.39	$17.06	$17.61	$16.49

Operations:
Net Investment Income	0.51 (a)	0.42 (a)	0.32	0.33	0.26
Net Realized and Unrealized Gains (Losses) on Investments	(0.37)	0.33	(2.66)	(0.71)	1.31
Total Operations	$0.14	$0.75	$(2.34)	$(0.38)	$1.57

Distributions:
Net Investment Income	(0.51)	(0.41)	(0.33)	(0.17)	(0.27)
Net Realized Capital Gains	—	—	—	—	(0.18)
Total Distributions	$(0.51)	$(0.41)	$(0.33)	$(0.17)	$(0.45)

Net Asset Value, end of year	$14.36	$14.73	$14.39	$17.06	$17.61

Total Return (b)	0.97%	5.29%	(13.81)%	(2.15)%	9.57%

Net Assets, end of year (millions)	$10.40	$6.29	$3.02	$4.22	$6.87

Ratios/supplemental data (c)(d)
Ratio of expenses to average net assets before Waiver	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets after Waiver	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of Net Investment Income to average net assets before Waiver	3.31%	2.79%	1.76%	1.19%	1.33%
Ratio of Net Investment Income to average net assets after Waiver	3.46%	2.89%	1.91%	1.34%	1.48%
Portfolio Turnover Rate (e)	47.17%	31.63%	33.21%	42.67%	30.08%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the year.
(b)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2025. (Note #5)
(d)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL CORE BOND FUND - CLASS S SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Year Ended 12/31/24	Period Ended 12/31/2023*
Net Asset Value, beginning of period	$14.50	$13.90

Operations:
Net Investment Income (a)	0.48	0.13
Net Realized and Unrealized Gains (Losses) on Investments	(0.35)	0.61
Total Operations	$0.13	$0.74

Distributions:
Net Investment Income	(0.50)	(0.14)

Net Asset Value, end of period	$14.13	$14.50

Total Return (b)	0.88%	5.35	%(c)

Net Assets, end of period (millions)	$32.56	$39.70

Ratios/supplemental data (d)(e)
Ratio of expenses to average net assets before Waiver	0.55%	0.55	%(f)
Ratio of expenses to average net assets after Waiver	0.50%	0.50	%(f)
Ratio of Net Investment Income to average net assets before Waiver	3.30%	3.10	%(f)
Ratio of Net Investment Income to average net assets after Waiver	3.35%	3.15	%(f)
Portfolio Turnover Rate (g)	47.17%	31.63%

*	Fund began operations on September 15, 2023.
(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2025. (Note #5)
(e)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(f)	Annualized.
(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL INTERMEDIATE BOND FUND - CLASS I SHARES

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, beginning of year	$14.59	$14.26	$16.03	$16.60	$15.98

Operations:
Net Investment Income	0.53 (a)	0.41 (a)	0.30	0.25	0.34
Net Realized and Unrealized Gains (Losses) on Investments	(0.11)	0.34	(1.77)	(0.52)	0.80
Total Operations	$0.42	$0.75	$(1.47)	$(0.27)	$1.14

Distributions:
Net Investment Income	(0.54)	(0.42)	(0.30)	(0.26)	(0.35)
Net Realized Capital Gains	—	—	—	(0.04)	(0.17)
Total Distributions	$(0.54)	$(0.42)	$(0.30)	$(0.30)	$(0.52)

Net Asset Value, end of year	$14.47	$14.59	$14.26	$16.03	$16.60

Total Return (b)	2.93%	5.38%	(9.18)%	(1.66)%	7.20%

Net Assets, end of year (millions)	$297.57	$248.12	$233.65	$254.72	$219.62

Ratios/supplemental data (c)(d)
Ratio of expenses to average net assets before Waiver	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets after Waiver	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to average net assets before Waiver	3.60%	2.85%	1.93%	1.45%	1.99%
Ratio of Net Investment Income to average net assets after Waiver	3.65%	2.90%	1.98%	1.50%	2.04%
Portfolio Turnover Rate (e)	54.63%	46.33%	46.94%	32.34%	41.17%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the year.
(b)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2025. (Note #5)
(d)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL INTERMEDIATE BOND FUND - CLASS F SHARES

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, beginning of year	$14.89	$14.55	$16.37	$16.84	$16.09

Operations:
Net Investment Income	0.52 (a)	0.40 (a)	0.27	0.22	0.26
Net Realized and Unrealized Gains (Losses) on Investments	(0.10)	0.34	(1.80)	(0.53)	0.87
Total Operations	$0.42	$0.74	$(1.53)	$(0.31)	$1.13

Distributions:
Net Investment Income	(0.53)	(0.40)	(0.29)	(0.12)	(0.21)
Net Realized Capital Gains	—	—	—	(0.04)	(0.17)
Total Distributions	$(0.53)	$(0.40)	$(0.29)	$(0.16)	$(0.38)

Net Asset Value, end of year	$14.78	$14.89	$14.55	$16.37	$16.84

Total Return (b)	2.84%	5.20%	(9.32)%	(1.83)%	7.07%

Net Assets, end of year (millions)	$0.007	$0.007	$0.007	$0.007	$0.008

Ratios/supplemental data (c)(d)
Ratio of expenses to average net assets before Waiver	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets after Waiver	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of Net Investment Income to average net assets before Waiver	3.34%	2.59%	1.66%	1.20%	1.75%
Ratio of Net Investment Income to average net assets after Waiver	3.49%	2.74%	1.81%	1.35%	1.90%
Portfolio Turnover Rate (e)	54.63%	46.33%	46.94%	32.34%	41.17%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the year.
(b)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%, and a portion of the 0.25% 12b-1 fee to sustain a new distribution fee of 0.15%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the rights to remove the waiver after April 30, 2025 (Note #5)
(d)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL SHORT DURATION BOND FUND - CLASS I SHARES

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, beginning of year	$14.69	$14.32	$15.15	$15.44	$15.12

Operations:
Net Investment Income	0.47 (a)	0.29 (a)	0.14	0.13	0.26
Net Realized and Unrealized Gains (Losses) on Investments	0.15	0.39	(0.79)	(0.27)	0.33
Total Operations	$0.62	$0.68	$(0.65)	$(0.14)	$0.59

Distributions:
Net Investment Income	(0.47)	(0.31)	(0.18)	(0.15)	(0.27)
Return of Capital	—	—	—	—	—
Total Distributions	$(0.47)	$(0.31)	$(0.18)	$(0.15)	$(0.27)

Net Asset Value, end of year	$14.84	$14.69	$14.32	$15.15	$15.44

Total Return (b)	4.30%	4.78%	(4.29)%	(0.91)%	3.91%

Net Assets, end of year (millions)	$247.85	$201.45	$229.47	$347.32	$327.10

Ratios/supplemental data (c)
Ratio of expenses to average net assets before Waiver	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets after Waiver	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to average net assets before Waiver	3.11%	1.94%	1.00%	0.76%	1.54%
Ratio of Net Investment Income to average net assets after Waiver	3.16%	1.99%	1.05%	0.81%	1.59%
Portfolio Turnover Rate (d)	40.49%	36.84%	21.53%	58.31%	37.11%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the year.
(b)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2025. (Note #5)
(d)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL SHORT DURATION BOND FUND - CLASS F SHARES

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, beginning of year	$14.87	$14.49	$15.33	$15.63	$15.20

Operations:
Net Investment Income	0.45 (a)	0.27 (a)	0.14	0.10	0.16
Net Realized and Unrealized Gains (Losses) on Investments	0.16	0.40	(0.82)	(0.27)	0.42
Total Operations	$0.61	$0.67	$(0.68)	$(0.17)	$0.58

Distributions:
Net Investment Income	(0.46)	(0.29)	(0.16)	(0.13)	(0.15)

Net Asset Value, end of year	$15.02	$14.87	$14.49	$15.33	$15.63

Total Return (b)	4.13%	4.68%	(4.47)%	(1.09)%	3.82%

Net Assets, end of year (millions)	$0.008	$0.007	$0.007	$0.007	$0.007

Ratios/supplemental data (c)
Ratio of expenses to average net assets before Waiver	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets after Waiver	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of Net Investment Income to average net assets before Waiver	2.82%	1.70%	0.75%	0.51%	1.33%
Ratio of Net Investment Income to average net assets after Waiver	2.97%	1.85%	0.90%	0.66%	1.48%
Portfolio Turnover Rate (d)	40.49%	36.84%	21.53%	58.31%	37.11%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the year.
(b)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%, and a portion of the 0.25% 12b-1 fee to sustain a new distribution fee of 0.15%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the rights to remove the waiver after April 30, 2025. (Note #5)
(d)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	CORE PLUS BOND FUND

Selected Data for a Share Outstanding Throughout each Period:

				Period
	Year Ended December 31,			Ended
	2024	2023	2022	12/31/2021*
Net Asset Value, beginning of period	$12.96	$12.66	$15.04	$15.00

Operations:
Net Investment Income	0.53	0.41	0.29	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures	(0.39)	0.31	(2.34)	0.04
Total Operations	$0.14	$0.72	$(2.05)	$0.07

Distributions:
Net Investment Income	(0.53)	(0.42)	(0.33)	(0.03)

Net Asset Value, end of period	$12.57	$12.96	$12.66	$15.04

Total Return (a)	1.13%	5.81%	(13.71)%	0.44	%(b)

Net Assets, end of period (millions)	$43.12	$22.60	$14.36	$16.42

Ratios/supplemental data (c)
Ratio of expenses to average net assets before Waiver	0.65%	1.34%	1.14%	0.55	%(d)
Ratio of expenses to average net assets after Waiver	0.45%	0.45%	0.45%	0.45	%(d)
Ratio of Net Investment Income to average net assets before Waiver	4.02%	2.41%	1.43%	1.55	%(d)
Ratio of Net Investment Income to average net assets after Waiver	4.22%	3.30%	2.12%	1.65	%(d)
Portfolio Turnover Rate	50.28%	45.24%	42.09%	69.02	%(b)

*	Fund began operations on November 17,2021.
(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(b)	Not annualized.
(c)	The Adviser waived a portion of the 0.45% management fee to sustain a net fee of 0.45%. (Note #5)
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	MUNICIPAL INCOME FUND

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2024	2023		2022	2021		2020
Net Asset Value, beginning of year	$16.60	$16.15		$17.98	$18.28		$17.73

Operations:
Net Investment Income	0.53	0.46		0.37	0.32		0.33
Net Realized and Unrealized Gains (Losses) on Investments	(0.42)	0.45		(1.83)	(0.27)		0.57
Total Operations	$0.11	$0.91		$(1.46)	$0.05		$0.90

Distributions:
Net Investment Income	(0.53)	(0.46)		(0.37)	(0.32)		(0.33)
Net Realized Capital Gains	—	—		—	(0.03)		(0.02)
Return of Capital	—	—		—	(0.00	)(a)	—
Total Distributions	$(0.53)	$(0.46)		$(0.37)	$(0.35)		$(0.35)

Net Asset Value, end of year	$16.18	$16.60		$16.15	$17.98		$18.28

Total Return (b)	0.69%	5.76%		(8.10)%	0.30%		5.12%

Net Assets, end of year (millions)	$169.40	$174.54		$190.50	$274.98		$259.73

Ratios/supplemental data (c)
Ratio of expenses to average net assets	0.30%	0.56	%(d)	0.65%	0.65%		0.65%
Ratio of Net Investment Income to average net assets	3.21%	2.78%		2.14%	1.78%		1.86%
Portfolio turnover rate	26.39%	17.28%		21.30%	9.11%		5.98%

(a)	Amount rounds to less than $0.005 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(d)	Effective September 15, 2023, the Management Fee was reduced from 0.65% to 0.30%. (Note 5)

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2024

1)	Organization:

The Johnson Equity Income Fund, Johnson Opportunity Fund, Johnson International Fund, Johnson Enhanced Return Fund, Johnson Core Plus Bond Fund, Johnson Municipal Income Fund (each individually a “Fund” and collectively the “Funds”), Johnson Institutional Core Bond Fund, Johnson Institutional Intermediate Bond Fund, Johnson Institutional Short Duration Bond Fund (the “Bond Funds,”) are each a diversified series of the Johnson Mutual Funds Trust (the “Trust”), and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under an Agreement and Declaration of Trust dated September 30, 1992. The Opportunity Fund and Municipal Income Fund began offering their shares publicly on May 16, 1994. The Bond Funds began offering their shares publicly on August 31, 2000. The Equity Income Fund and Enhanced Return Fund began offering its shares publicly on December 30, 2005. The International Fund began offering its shares publicly on December 8, 2008. The Johnson Core Plus Bond Fund began offering shares publicly on November 17, 2021. All the Funds are managed by Johnson Investment Counsel, Inc. (the “Adviser”).

The Equity Income Fund and Opportunity Fund both have an additional share class, Class S shares. Each class of shares for each Fund has identical rights and privileges except with respect to shareholder servicing fees and voting rights on matters affecting a single class of shares. Class S shares have a maximum shareholder servicing fee of 0.25%.

The Bond Funds also have an additional share class, Class F shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) fees, shareholder servicing fees, and voting rights on matters affecting a single class of shares. Class F shares have a maximum distribution (12b-1) fee of 0.25%, currently waived by the Adviser to 0.15% (see Note 5). The Institutional Core Bond Fund also has an additional share class, Class S shares. Class S shares have a maximum shareholder servicing fee of 0.25%.

The investment objective of the Equity Income Fund is above average dividend income and long-term capital growth. The investment objective of the Opportunity Fund and International Fund is long-term capital growth. The investment objective of the Johnson Enhanced Return Fund is to outperform the Fund’s benchmark, the S&P 500 Index, over a full market cycle. The investment objective of the Bond Funds is a high level of income over the long term consistent with preservation of capital. The investment objective of the Johnson Core Plus Bond Fund is to maximize total return over the long term consistent with the preservation of capital. The investment objective of the Municipal Income Fund is a high level of federally tax-free income over the long-term consistent with preservation of capital.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Adviser. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

2)	Summary of Significant Accounting Policies:

BASIS OF ACCOUNTING:

The financial statements are prepared in accordance with accounting principles generally accepted in the United State of Americas (GAAP). The Funds are investment companies and accordingly follow the investment company guidance of Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies”.

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2024

2)	Summary of Significant Accounting Policies, continued

REGULATORY UPDATE:

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have implemented the rule and form requirement as applicable and are currently adhering to the requirement.

FINANCIAL FUTURES CONTRACTS:

The Enhanced Return Fund invests in stock index futures (equity risk) in an attempt to replicate the returns of the leading large capitalization companies in the leading industries in the U.S. economy. The Fund enters into S&P 500 E-Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the futures contract. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statements of Assets and Liabilities, while the cumulative change in unrealized gains (losses) on futures contracts is reported separately within the Statements of Operations. The Net Unrealized Losses on futures contracts, as of December 31, 2024, was $(8,124,780). Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains (losses) on futures contracts are reported separately within the Statements of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged asset, as well as the risk that the counterparty will fail to perform its obligations. As of December 31, 2024, Wells Fargo Services holds U.S. Treasury Notes with the custodian, which serves as collateral for future contracts, with a value of $12,973,807. The net variation margin payable on futures contracts as of December 31, 2024 was $1,122,123.

The Core Plus Bond Fund may enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns (interest rate risk). These derivative transactions may include futures, options, swaps, foreign currency futures and forwards. In particular, the Fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps and options on futures) and futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the futures contract. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statements of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statements of Operations. The Net Unrealized Losses on futures contracts, as of December 31, 2024, was $(134,425). As of December 31, 2024, Wells Fargo Services holds U.S. Treasury Notes with the custodian, which serves as collateral for future contracts, with a value of $144,799. The net variation margin payable on these futures contracts as of December 31, 2024 was $8,625.

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2024

2)	Summary of Significant Accounting Policies, continued

OFFSETTING ASSETS AND LIABILITIES:

The Enhanced Return Fund and the Core Plus Bond Fund have adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The Fund’s policy is to recognize a net asset/liability equal to the net variation margin for the futures contracts. As of December 31, 2024, the Funds each have three positions and the variation margin applicable to each of those positions is presented in the Statement of Assets and Liabilities.

The following table presents the Enhanced Return Fund and Core Plus Bond Fund’s liability derivatives available for offset under a master netting agreement, net of collateral pledged as of December 31, 2024.

Enhanced Return Fund

Liabilities

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral Pledged/ Received	Net Amount
Futures Contracts	$(1,122,123)	$—	$(1,122,123)	$1,122,123	$—	$—

*	The Amount is limited to the derivative balance, and accordingly, does not include excess collateral pledged.

Core Plus Bond Fund

Liabilities

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral Pledged/ Received	Net Amount
Futures Contracts	$(8,625)	$—	$(8,625)	$8,625	$—	$—

*	The Amount is limited to the derivative balance, and accordingly, does not include excess collateral pledged.

INVESTMENT INCOME AND REALIZED CAPITAL GAINS AND LOSSES ON INVESTMENT SECURITIES:

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend and interest income are recorded net of foreign taxes. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Gains and losses on sales of investments are calculated using the specific identification method, mainly using high-cost lots. Discounts and premiums on securities purchased are amortized over the lives or to the earliest call date of the respective securities in accordance with GAAP. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2024

2)	Summary of Significant Accounting Policies, continued

from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Gains and losses on paydowns of mortgage-backed securities are reflected in interest income on the Statements of Operations. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

FOREIGN CURRENCY TRANSLATION:

Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, that result from changes in exchange rates.

FEDERAL INCOME TAX:

The Funds have qualified and intend to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent is net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of a federal excise tax applicable to regulated investment companies, it is also the Funds’ intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended December 31 for the Opportunity Fund, Bond Funds, and Municipal Income Fund, and October 31 for the Equity Income, International, Enhanced Return and Core Plus Bond Fund) plus undistributed amounts from prior years.

The following information is computed for each item as of December 31, 2024:

	Equity Income Fund	Opportunity Fund	International Fund	Enhanced Return Fund	Core Bond Fund
Cost of Investments	$445,829,550	$136,677,614	$16,244,068	$292,678,452	$1,863,426,406
Gross unrealized appreciation	220,947,872	39,589,759	7,847,747	8,862,484	3,224,266
Gross unrealized depreciation	(7,727,171)	(6,631,946)	(2,119,490)	(12,676,006)	(95,650,553)
Net Unrealized appreciation (depreciation)	213,220,701	32,957,813	5,728,257	(3,813,522)	(92,426,287)
Undistributed ordinary income	—	—	159,690	2,614,633	317,754
Undistributed long-term gains	—	—	191,277	3,563,820	—
Accumulated capital and other losses	(2,261,224)	—	—	—	(155,243,280)
Distributable earnings (accumulated deficit)	$210,959,477	$32,957,813	$6,079,224	$2,364,931	$(247,351,813)

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2024

2)	Summary of Significant Accounting Policies, continued

	Intermediate Bond Fund	Short Duration Bond Fund	Core Plus Bond Fund	Municipal Income Fund
Cost of Investments	$299,656,578	$249,499,597	$43,435,815	$178,192,274
Gross unrealized appreciation	1,380,664	715,059	343,482	347,625
Gross unrealized depreciation	(6,382,265)	(4,227,870)	(1,612,185)	(10,533,534)
Net unrealized depreciation	(5,001,601)	(3,512,811)	(1,268,703)	(10,185,909)
Undistributed ordinary income	89,829	19,937	6,128	—
Accumulated capital and other losses	(20,850,283)	(7,248,330)	(1,708,754)	(8,771,345)
Accumulated deficit	$(25,762,055)	$(10,741,204)	$(2,971,329)	$(18,957,254)

As of December 31, 2024, the following Funds had capital loss carryovers which will reduce each Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryovers which may be carried forward for an indefinite period are as follows:

	Long-term	Short-term	Total
Core Bond Fund	$111,015,920	$44,227,360	155,243,280
Intermediate Bond Fund	16,542,322	4,307,961	20,850,283
Short Duration Bond Fund	5,076,500	2,171,830	7,248,330
Core Plus Bond Fund	1,145,495	563,259	1,708,754
Municipal Income Fund	8,489,467	281,878	8,771,345

During the year ended December 31, 2024, the Funds utilized capital loss carryforwards as follows:

	Long-term	Short-term	Total
International Fund	$147,347	$278,613	$425,960
Enhanced Income Fund	14,966,185	10,096,426	25,062,611

As a result of the reorganization of the Fixed Income Fund into the Core Fund in the prior year, the Core Fund acquired $39,996,550 of long-term capital loss carryover and $10,326,215 of short-term capital loss carryover, which were available to offset future capital gains. In addition, as a result of a change in control due to the merger, $21,904,287 of the Core Fund’s capital loss carryovers were subject to an annual limitation of $18,057,023 (prorated in the initial year) under IRC Section 382. The remaining limited capital loss carryforward was utilized in the current year.

Post-October capital losses incurred after October 31, 2024 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended December 31, 2024, the Equity Income Fund deferred $2,261,224 of Post-October capital losses to January 1, 2025 for federal income tax purposes.

The difference between the federal income tax cost and the financial statement cost of Funds’ investments is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. The timing differences are temporary in nature and are due to the tax deferral of losses on amortization of bonds, trust preferred securities, mark to market on futures contracts, PFIC, and wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (generally three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify its major tax jurisdictions as U.S. Federal and certain State tax authorities. The Funds are not aware of any tax positions for which it is reasonably likely that the total amounts of unrecognized tax benefits or expenses will

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2024

2)	Summary of Significant Accounting Policies, continued

change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax expenses as income tax expense in the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or penalties.

ALLOCATIONS BETWEEN CLASSES:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

DISTRIBUTIONS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute net investment income on a monthly basis for the Bond Funds and Core Plus Fund, and on a calendar quarter basis for the Enhanced Return Fund and Municipal Income Fund. The Equity Income, Opportunity and International Funds intend to distribute net investment income, if any, at least once a year. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains, if any, at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

For the year ended December 31, 2024, the Funds made the following reclassifications to increase (decrease) the components of net assets:

	Paid in Capital	Accumulated Earnings
Equity Income Fund	$(146,298)	$146,298
Opportunity Fund	(5,125)	5,125
Municipal Income Fund	(17,054)	17,054

The tax character of the distributions paid for the years ended December 31, 2024 and 2023 are as follows:

		Ordinary Income*	Tax Exempt Income	Net Realized Long-Term Capital Gain	Total Taxable Distributions Paid	Total Distributions Paid
Equity Income Fund	12/31/2023	$6,120,765	—	$9,937,260	$16,058,025	$16,058,025
	12/31/2024	9,343,628	—	34,921,757	44,265,385	44,265,385
Opportunity Fund	12/31/2023	781,417	—	3,954,826	4,736,243	4,736,243
	12/31/2024	1,632,958	—	7,791,258	9,424,216	9,424,216
International Fund	12/31/2023	501,175	—	—	501,175	501,175
	12/31/2024	483,019	—	786,373	1,269,392	1,269,392
Enhanced Return Fund	12/31/2023	5,197,873	—	—	5,197,873	5,197,873
	12/31/2024	13,749,276	—	6,366,643	20,115,919	20,115,919
Core Bond Fund	12/31/2023	27,331,004	—	—	27,331,004	27,331,004
	12/31/2024	64,004,328	—	—	64,004,328	64,004,328
Intermediate Bond Fund	12/31/2023	7,258,801	—	—	7,258,801	7,258,801
	12/31/2024	10,687,952	—	—	10,687,952	10,687,952

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2024

2)	Summary of Significant Accounting Policies, continued

		Ordinary Income*	Tax Exempt Income	Net Realized Long-Term Capital Gain	Total Taxable Distributions Paid	Total Distributions Paid
Short Duration Bond Fund	12/31/2023	$4,447,578	—	$—	$4,447,578	$4,447,578
	12/31/2024	7,504,828	—	—	7,504,828	7,504,828
Core Plus Bond Fund	12/31/2023	592,529	—	—	592,529	592,529
	12/31/2024	1,630,819	—	—	1,630,819	1,630,819
Municipal Income Fund	12/31/2023	161,996	5,379,348	—	5,541,344	5,541,344
	12/31/2024	73,599	5,634,253	—	5,707,852	5,707,852

*	Short-Term Capital Gains were combined with Ordinary Income, as they are taxed at the Ordinary Income tax rate.

3)	Security Valuation and Transactions:

The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Board has assigned the Adviser as their Valuation Designee to consider all appropriate factors relevant to the value of securities, in accordance with the Trust’s valuation policies and fair value determinations. Fixed income securities typically are valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When the Adviser decides that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from the pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Funds utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2024

3)	Security Valuation and Transactions, continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level of the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in Level 2 of the fair value hierarchy.

Corporate Bonds. Corporate bonds are generally valued at prices obtained from pricing vendors. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations for similar securities (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they will be categorized in Level 3.

Certificates of Deposit. Certificates of Deposit are generally valued at prices obtained from pricing vendors. Certificates of Deposit which are traded on the open market are normally valued using a market approach valuation technique that incorporates observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Certificates of Deposit are categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are generally valued at prices obtained from pricing vendors. U.S. government securities, including U.S. Treasury Obligations, are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy.

U.S. Agency Securities. U.S. agency securities are generally valued at prices obtained from pricing vendors. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Municipal Bonds. Municipal bonds are generally valued at prices obtained from pricing vendors. Municipal Bonds are normally valued using a market approach valuation technique that incorporates observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 2 of the fair value hierarchy.

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2024

3)	Security Valuation and Transactions, continued

Preferred Stocks. Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds (notated throughout these financial statements as cash equivalents), are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2024:

Equity Income Fund	Level 1	Level 2	Level 3		Totals
Common Stocks*	$649,922,747	$—	$—		$649,922,747
Money Market Funds	9,127,504	—	—		9,127,504
Total	$659,050,251	$—	$—		$659,050,251

Opportunity Fund	Level 1	Level 2	Level 3		Totals
Common Stocks*	$168,361,355	$—	$—		$168,361,355
Cash Equivalents	1,274,072	—	—		1,274,072
Total	$169,635,427	$—	$—		$169,635,427

International Fund	Level 1	Level 2	Level 3		Totals
Common Stocks*	$21,611,617		$140	**	$21,611,757
Preferred Stocks	123,008	—	—		123,008
Money Market Funds	237,560	—	—		237,560
Total	$21,972,185	$—	$140		$21,972,325

Enhanced Return Fund	Level 1	Level 2	Level 3		Totals
Corporate Bonds*	$—	$179,218,552	$—		$179,218,552
Collateralized Mortgage Obligations	—	41,055,352	—		41,055,352
Municipal Bonds	—	3,683,173	—		3,683,173
U.S. Government & Agencies	—	4,554,255	—		4,554,255
U.S. Treasury Obligations	—	57,930,418	—		57,930,418
Money Market Funds	2,423,180	—	—		2,423,180
Sub-total	$2,423,180	$286,441,750	$—		$288,864,930
Other Financial Instruments***	(8,124,780)	—	—		(8,124,780)
Total	$(5,701,600)	$286,441,750	$—		$280,740,150

Institutional Core Bond Fund	Level 1	Level 2	Level 3		Totals
Corporate Bonds*	$—	$740,938,320	$—		$740,938,320
Collateralized Mortgage Obligations	—	495,315,018	—		495,315,018
Municipal Bonds	—	16,714,730	—		16,714,730
U.S. Government & Agencies	—	29,753,767	—		29,753,767
U.S. Treasury Obligations	—	475,639,563	—		475,639,563
Preferred Stocks	8,999,646	—	—		8,999,646
Money Market Funds	3,639,075	—	—		3,639,075
Total	$12,638,721	$1,758,361,398	$—		$1,771,000,119

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2024

3)	Security Valuation and Transactions, continued

Intermediate Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$133,855,344	$—	$133,855,344
Collateralized Mortgage Obligations	—	28,767,366	—	28,767,366
Municipal Bonds	—	4,891,374	—	4,891,374
U.S. Government & Agencies	—	11,379,899	—	11,379,899
U.S. Treasury Obligations	—	113,347,051	—	113,347,051
Preferred Stocks	1,520,008	—	—	1,520,008
Money Market Funds	893,935	—	—	893,935
Total	$2,413,943	$292,241,034	$—	$294,654,977

Short Duration Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$147,293,901	$—	$147,293,901
Collateralized Mortgage Obligations	—	31,080,172	—	31,080,172
Municipal Bonds	—	6,451,342	—	6,451,342
U.S. Government & Agencies	—	6,416,653	—	6,416,653
U.S. Treasury Obligations	—	53,750,898	—	53,750,898
Money Market Funds	993,820	—	—	993,820
Total	$993,820	$244,992,966	$—	$245,986,786

Core Plus Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$23,366,323	$—	$23,366,323
Collateralized Mortgage Obligations	—	12,040,295	—	12,040,295
U.S. Treasury Obligations	—	6,473,620	—	6,473,620
Preferred Stocks	164,970	—	—	164,970
Money Market Funds	121,904	—	—	121,904
Sub-total	$286,874	$41,880,238	$—	$42,167,112
Other Financial Instruments***	(134,425)	—	—	(134,425)
Total	$152,449	$41,880,238	$—	$42,032,687

Municipal Income Fund	Level 1	Level 2	Level 3	Totals
Municipal Bonds*	$—	$165,983,583	$—	$165,983,583
Money Market Funds	2,022,782	—	—	2,022,782
Total	$2,022,782	$165,983,583	$—	$168,006,365

*	See Portfolio of Investments for industry classifications
**	Includes a Russian ADR valued at $0.01 per share by management, given the halting of foreign investors’ ability to sell Russian securities and ADRs. The change in unrealized appreciation (depreciation) of this security that is reflected in the Statement of Operations is $0. Given the insignificance of Level 3 securities, a rollforward of Level 3 activity is not presented.
***	Other financial instruments are futures contracts reflected separately in the Portfolio of Investments, and are reflected at the net unrealized depreciation on futures contracts

Other than the Johnson International Fund, no other Fund held Level 3 securities during the period.

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2024

4)	Portfolio Risks:

Pandemics and other wide-spread public health events can result in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings, and investor sentiment. The duration and extent of such events cannot be reasonably estimated. Governmental responses to these events may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations. These events may result in substantial market volatility and may adversely impact the prices and liquidity of a Fund’s investments.

5)	Investment Advisory Agreement, 12b-1 Fees and Shareholder Servicing Fees:

The Funds incurred management fees for the year ended December 31, 2024, as indicated below:

Fund	Fee	Management Fee	Payable as of December 31, 2024
Equity Income Fund	0.75%	$4,872,149	$432,515
Opportunity Fund	0.90%	1,420,809	134,213
International Fund	1.00%	239,018	19,134
Enhanced Return Fund	0.35%	958,909	88,844
Core Bond Fund	0.30%	5,254,292	383,966
Intermediate Bond Fund	0.30%	863,704	63,032
Short Duration Bond Fund	0.30%	691,275	52,379
Core Plus Bond Fund	0.45%	172,027	16,403
Municipal Income Fund	0.30%	531,251	45,585

The Short Duration, Intermediate and Core Bond Funds F share classes also incur 12b-1 fee at the annual rate of 0.25% (before the contractual waiver described below) of the Fund’s average daily net assets, which is accrued daily and paid monthly.

The Adviser has agreed to waive a part of the management fee for the Short Duration, Intermediate and Core Bond Funds from a maximum of 0.30% to an effective fee ratio of 0.25%, unchanged from the prior period. In addition, the Adviser has agreed to waive a part of the 12b-1 fee from a maximum of 0.25% to an effective annual rate of 0.15%. The Adviser has the right to remove this fee waiver any time after April 30, 2025. These waivers are not subject to recoupment.

For the Core Plus Bond Fund, the Adviser had contractually agreed to waive management fees and/or to reimburse expenses to limit Fund expenses, at least until April 30, 2024, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund did not exceed 0.45% of the Fund’s average daily net assets. Fee waivers and expense reimbursements were subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years from the date in which the fees were waived or reimbursed) if such recoupment could be achieved within the foregoing expense limit and any expense limitation in place at the time of recoupment. The Adviser did not intend to recoup these waived amounts. Effective May 1, 2024, the Adviser has contractually agreed to change the expense arrangement to a unitary fee arrangement, with a limit of 0.45% per year. The Adviser will cover all expenses in excess of the management fee.

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2024

5)	Investment Advisory Agreement, 12b-1 Fees and Shareholder Servicing Fees, continued

The Equity Income, Opportunity and Core Bond Funds S Shares classes also incur shareholder servicing fees at the annual rate of 0.25% of each Fund’s average daily net assets, attributable to the Class, which is accrued daily.

As the Core Plus Bond Fund transitioned to a unitary fee effective May 1, 2024, the Fund can no longer recapture fees previously waived by the adviser.

6)	Related Party Transactions:

All officers and one Trustee of the Trust are employees of the Adviser. Total compensation for the Independent Trustees as a group was $150,000 for the year ended December 31, 2024, which was paid by the Adviser, and as a group they received no additional compensation from the Trust. The Trust consists of nine Funds: Johnson Equity Income Fund, Johnson Opportunity Fund, Johnson International Fund, Johnson Enhanced Return Fund, Johnson Institutional Core Bond Fund, Johnson Institutional Intermediate Bond Fund, Johnson Institutional Short Duration Bond Fund, Johnson Core Plus Bond Fund, and Johnson Municipal Income Fund. The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2024, the following are identified as having an ownership of more than 25%:

Equity Income Fund
Client accounts managed by the Adviser and held by Charles Schwab & Co.	80.20%
Opportunity Fund
Client accounts managed by the Adviser and held by Charles Schwab & Co.	88.49%
International Fund
Client accounts managed by the Adviser and held by Charles Schwab & Co.	41.67%
Enhanced Return Fund:
Client accounts managed by the Adviser and held by Charles Schwab & Co.	98.31%
Core Bond Fund:
Client accounts managed by the Adviser and held by Charles Schwab & Co.	66.51%
Intermediate Bond Fund:
Client accounts managed by the Adviser and held by Charles Schwab & Co.	41.44%
Covenant Trust Company	34.59%
Short Duration Bond Fund:
Covenant Trust Company	41.86%
Client accounts managed by the Adviser and held by Charles Schwab & Co.	37.28%
Core Plus Bond Fund:
Client accounts managed by the Adviser and held by Charles Schwab & Co.	87.39%
Municipal Income Fund
Client accounts managed by the Adviser and held by Charles Schwab & Co.	96.96%

Johnson Financial, Inc. is a wholly-owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provided transfer agency and administration services to the Funds until March 31, 2023. These services were paid for by the Adviser.

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund accounting services, administration services, and transfer agency services to the Funds. All services are paid for by the Adviser, except as related to the Core Plus Bond Fund for the period January 1, 2024 to April 30, 2024, as the fund was not under a unitary fee structure.

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2024

7)	Purchases and Sales of Securities:

For the year ended December 31, 2024, purchases and sales of investment securities aggregated (excluding in-kind subscriptions):

	Investment Securities Other Than Short-Term Investments and U.S. Government Obligations		U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
Equity Income Fund	$132,553,671	$160,741,678	$—	$—
Opportunity Fund	55,969,616	32,163,667	—	—
International Fund	1,581,961	4,231,690	—	—
Enhanced Return Fund	87,972,294	64,220,375	67,111,039	55,568,125
Core Bond Fund	282,029,876	178,864,564	756,961,817	636,384,330
Intermediate Bond Fund	85,635,765	69,017,354	118,395,819	84,476,136
Short Duration Bond Fund	68,811,818	50,745,260	59,395,292	39,871,805
Core Plus Bond Fund	21,808,284	9,242,701	18,014,944	9,324,833
Municipal Income Fund	45,793,222	46,959,035	—	—

8)	Borrowings:

The Equity Income Fund, Opportunity Fund, International Fund, Enhanced Return Fund, Short Duration Bond Fund, Intermediate Bond Fund, Core Bond Fund, Core Plus Bond Fund, and Municipal Income Fund each has an unsecured line of credit through April 27, 2025 with U.S. Bank National Association, up to 33.3% of its net assets, with a total maximum borrowing limit of $60,000,000 for the Trust.

Borrowings under the agreement bear interest at the Prime lending rate which was 7.5% as of December 31, 2024. During the year ended December 31, 2024, the International Fund borrowed from the line for five (5) calendar days with the average debt outstanding and interest rate of $98,000 and 8.4%, respectively, during the days with borrowings and incurred $115 of interest expense and fees. During the year ended December 31, 2024, the Municipal Income Fund borrowed from the line for five (5) calendar days with the average debt outstanding and interest rate of $3,387,800 and 7.5%, respectively, during the days with borrowings and incurred $3,647 of interest expense and fees. There were no borrowings for any of the other Funds at any time during the year.

9)	Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

10)	Indemnification:

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11)	In-Kind Subscription Transactions

During the year ended December 31, 2024, the Core Bond Fund, Class I received securities in lieu of cash for a shareholder purchase. The purchase was as follows:

Fund	Date	Amount Purchased	Securities Received	Shares Issued
Core Bond Fund	06/10/24	$14,591,969	$14,591,969	1,035,626

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2024

12)	Subsequent Events:

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements except for the following:

	Record Date	Ex-Date	Per Share Ordinary Income
Core Bond Fund
Class I	1/29/2025	1/30/2025	$0.0500
Class F	1/29/2025	1/30/2025	$0.0490
Class S	1/29/2025	1/30/2025	$0.0480
Intermediate Bond Fund
Class I	1/29/2025	1/30/2025	$0.0530
Class F	1/29/2025	1/30/2025	$0.0520
Short Duration Bond Fund
Class I	1/29/2025	1/30/2025	$0.0480
Class F	1/29/2025	1/30/2025	$0.0470
Core Plus Bond Fund	1/29/2025	1/30/2025	$0.0460

ADDITIONAL INFORMATION	DECEMBER 31, 2024 (UNAUDITED)

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS:

There were no changes in or disagreements with accountants during the period covered by this report.

PROXY DISCLOSURE:

Not applicable.

PROXY VOTING:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12-month period ended December 31 are available without charge: (1) upon request by calling the Funds at 513-661-3100 or toll free at 1-800-541-0170; or (2) from the Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

RENUMERATION PAID TO DIRECTORS, OFFICERS AND OTHERS:

Refer to the financial statements included herein.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT:

Not applicable.

AVAILABILITY OF SCHEDULES OF PORTFOLIO INVESTMENTS:

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year at www. johnsonmutualfunds.com or on Form N-PORT. The Funds’ holdings are available, without charge, (1) upon request by calling the Funds at 513-661-3100 or toll free at 1-800-541-0170; (2) by visiting www.johnsonmutualfunds.com; or (3) from the Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

CODE OF ETHICS:

The Trust’s Code of Ethics is available on request without charge; please call for your copy at 513-661-3100 or 1-800-541-0170 or write us at:

Johnson Mutual Funds

3777 West Fork Road

Cincinnati OH 45247

FEDERAL TAX INFORMATION:

For the fiscal year ended December 31, 2024, the Funds designated the following as long-term capital gain distributions:

Fund	Long-term Capital Gain
Equity Income Fund	$34,921,757
Opportunity Fund	7,791,258
International Fund	786,373
Enhanced Return Fund	6,366,643

ADDITIONAL INFORMATION	DECEMBER 31, 2024 (UNAUDITED)

Qualified Dividend Income – The following Funds designate the following of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%:

Fund	Qualified Dividend Income
Equity Income Fund	100.00%
Opportunity Fund	100.00%
International Fund	100.00%

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distributions that qualifies under tax law. For the fiscal year ended October 31, 2024, the following Funds had the following ordinary income dividends qualified for the corporate dividends received deduction:

Fund	Dividend Received Deduction
Equity Income Fund	100.00%
Opportunity Fund	100.00%
International Fund	1.10%
Intermediate Bond Fund	0.01%

Foreign Source Income and Expense – The following Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date. These shareholders will receive more detailed information with their 2024 Form 1099-DIV. The per share amounts designated were:

Fund	Foreign Source Income	Foreign Tax Expense
International Fund	$1.1013	$0.1471

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Johnson Mutual Funds Trust

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments and schedules of futures contracts, if applicable, of the Funds listed below, (the “Funds”), each a series of Johnson Mutual Funds Trust as of December 31, 2024, the related statements of operations, the statements of changes in net assets, the financial highlights, for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

Johnson Equity Income Fund,

Johnson Opportunity Fund,

Johnson International Fund,

Johnson Enhanced Return

Fund, Johnson Institutional

Core Bond Fund, Johnson

Institutional Intermediate

Bond Fund, Johnson

Institutional Short Duration

Bond Fund, and Johnson

Municipal Income Fund

	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021, and 2020
Johnson Core Plus Bond Fund	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022 and for the period from November 17, 2021 (commencement of operations) through December 31, 2021

BASIS FOR OPINION

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2004.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 26, 2025

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Trustees and Officers

Dale Coates	Independent Trustee, Chairman
Timothy E. Johnson	Interested Trustee
Jonathan Adams	Independent Trustee
James J. Berrens	Independent Trustee
John R. Green	Independent Trustee
Julie Murphy	Independent Trustee
Jeri B. Ricketts	Independent Trustee
Gregory Simpson	Independent Trustee

Jason Jackman	President
Alex J. Bey	Vice President
Scott J. Bischoff	Chief Compliance Officer
Jennifer J. Kelhoffer	Secretary/Treasurer/CFO

Transfer Agent and Fund Accountant

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Custodian

US Bank
425 Walnut Street
Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202

This report is authorized for distribution to prospective investors only when accompanied or preceded by the Funds’ prospectus, which illustrates each Fund’s objectives, policies, management fees, and other information that may be helpful in making an investment decision.

Investment Company Act #811-7254

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable [included under Item 7 if applicable]

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1)	Not applicable

(2)	Change in the registrant’s independent public accountant: Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Johnson Mutual Funds Trust

By:	/s/ Jason O. Jackman
Jason O. Jackman, President and Chief Executive Officer
	Date	March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jason O. Jackman
Jason O. Jackman, President and Chief Executive Officer
	Date	March 6, 2025

By	/s/ Jennifer J. Kelhoffer
Jennifer J. Kelhoffer, Treasurer and Chief Financial Officer
	Date	March 6, 2025

*	Print the name and title of each signing officer under his or her signature.